As filed with the Securities and Exchange Commission on December 8, 2005



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21631
                                                     ---------

                         RMK Advantage Income Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Registrant's telephone number, including area code: (901) 524-4100
                                                           ---------------

                              Allen B. Morgan, Jr.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                                 with copies to

                              Arthur J. Brown, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800

                     Date of fiscal year end: March 31, 2005
                                              --------------
                  Date of reporting period: September 30, 2005
                                            ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1):

                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               September 30, 2005








--------------------------------------------------------------------------------
                         RMK
                             Advantage Income Fund, Inc.
                             High Income Fund, Inc.
                             Strategic Income Fund, Inc.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


Letter to Stockholders..........................................           1

RMK Advantage Income Fund, Inc..................................           3

   Portfolio of Investments.....................................           9

RMK High Income Fund, Inc.......................................          19

   Portfolio of Investments.....................................          25

RMK Strategic Income Fund, Inc..................................          35

   Portfolio of Investments.....................................          41

Statements of Assets and Liabilities............................          51

Statements of Operations........................................          52

Statements of Changes in Net Assets.............................          53

Statements of Cash Flows........................................          55

Financial Highlights............................................          56

Notes to Financial Statements...................................          58

Board of Directors and Officers.................................          66

Dividend Reinvestment Plan......................................          72

Supplemental Information........................................          74

Regions Morgan Keegan Fund Complex..............................          79


THERE IS NO ASSURANCE THAT THE FUNDS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES. THE FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUNDS WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUNDS' SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUNDS.


--------------------------------------------------------------------------------

  NOT FDIC INSURED            MAY LOSE VALUE                  NO BANK GUARANTEE
--------------------------------------------------------------------------------

                             LETTER TO STOCKHOLDERS


Dear Fellow Stockholders:

We are pleased to present the enclosed combined semi-annual report for RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. (each, a "Fund" and collectively, the "Funds"). In this report, you will find information on each Fund's investment objective and strategy and learn how your investment performed during the semi-annual period ended September 30, 2005. The portfolio manager will also provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes each Fund's unaudited financial statements and each Fund's portfolio of investments as of September 30, 2005.

As always, we appreciate your continued support of the Regions Morgan Keegan closed-end funds. We remain committed to helping you pursue your financial goals through investments in our fund family. You have our commitment to bring you the highest level of disciplined decision making and personal service to meet your financial needs. If you have any questions about the Funds, please call us at 800-564-2188.

Sincerely,

/s/ Carter E. Anthony

Carter E. Anthony, CFA
President and Chief Investment Officer
Morgan Asset Management, Inc.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         RMK ADVANTAGE INCOME FUND, INC.

OBJECTIVE & STRATEGY
                                        ----------------------------------------

RMK Advantage Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests a majority of its total assets in below investment grade debt securities (commonly referred to as "junk bonds") that offer attractive yield and capital appreciation potential. The Fund may also invest up to 15% of its total assets in foreign debt and equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. The Fund invests in a wide range of below investment grade debt securities, including corporate bonds, mortgage- and asset-backed securities and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring.

INVESTMENT RISKS: Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Longer-term funds generally are more vulnerable to this interest rate risk than shorter-term funds. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares.

                         RMK ADVANTAGE INCOME FUND, INC.

MANAGEMENT DISCUSSION & ANALYSIS

During the first half of RMK Advantage Income Fund, Inc.'s (the "Fund") fiscal year 2006, which ended September 30, 2005, the Fund had a total return of 14.83%, based on market price and reinvested dividends. For the six months ended September 30, 2005, the Fund had a total return of 4.97%, based on net asset value and reinvested dividends. For the six months ended September 30, 2005, the LEHMAN BROTHERS BA U.S. HIGH YIELD INDEX(1) had a total return of 4.28%. The Fund's strong performance was primarily attributable to the Fund's relative yield advantage as evidenced by the monthly dividend distribution and the relative net asset value stability produced by the Fund's allocation to a wide variety of asset types.

The Fund paid monthly dividends of $0.13, $0.13, $0.14, $0.14, $0.14, and $0.15 per share for April, May, June, July, August, and September, respectively. This amounted to a total income distribution of $0.83 per share.

Our high income strategy emphasizes very broad diversification utilizing asset categories beyond the well recognized below investment grade corporate and convertible bonds. This diversification has allowed us to find better risk/reward opportunities than would be possible if we were restricted to a single asset sector.

Key drivers of performance in 2005 were commercial-mortgage backed securities, aircraft equipment leases, below investment grade corporate bonds and dividend-paying common stocks.

Two categories of particularly strong performance during the summer months were in the asset backed sector, including those deals supported by franchise loans and aircraft leases. The franchise loan deals have benefited directly from an improved business environment and from a substantial increase in real estate values. Although the domestic airlines continue to experience operating problems, the global demand for aircraft has been strong and continues to strengthen. Our holdings of pooled lease deals are mostly floating rate, thereby benefiting from higher short-term rates and have generally experienced higher net cash flows due to increasing lease rates on aircraft.

The Fund employs leverage within the parameters allowed by its prospectus. Leverage increases (decreases) returns if the rate of return on the assets that were bought with the borrowed money was higher (lower) than the interest charged on the borrowed money. The Fund employs leverage on the whole portfolio rather than specific positions; therefore, because the Fund had a positive return for the first half of fiscal year 2006, the leverage was beneficial to shareholders. Although increasing short-term interest rates will increase the cost of borrowed money, the Fund has invested some assets in adjustable rate securities that will similarly benefit from increasing short-term rates. This allocation to floating rate assets should provide the Fund a level of protection from rising rates and allow the Fund to continue to benefit from the use of leverage.

As we enter the final months of 2005, financial markets will continue to focus on the threat of higher inflation and on how much more the Federal Reserve will increase short-term rates. We have invested with the expectation that we will continue to see economic strength and further rate increases from the Federal Reserve. Generally, high interest rates suppress the values of financial assets thereby creating a different environment for good returns. Our focus will be on those sectors that benefit from the global expansion and are not dependent on lower interest rates to produce good results.


/s/ James C. Kelsoe

James C. Kelsoe, Jr., CFA
Senior Portfolio Manager
Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

INDEX DESCRIPTION
                                        ----------------------------------------


1 THE LEHMAN BROTHERS BA U. S. HIGH YIELD INDEX COVERS THE UNIVERSE OF FIXED RATE, NON-INVESTMENT GRADE DEBT. PAY-IN-KIND (PIK) BONDS, EUROBONDS, AND DEBT ISSUES FROM COUNTRIES DESIGNATED AS EMERGING MARKETS (E.G., ARGENTINA, BRAZIL, VENEZUELA, ETC.) ARE EXCLUDED, BUT CANADIAN AND GLOBAL BONDS (SEC REGISTERED) OF ISSUERS IN NON-EMG COUNTRIES ARE INCLUDED. ORIGINAL ISSUE ZEROES, STEP-UP COUPON STRUCTURES, AND 144-AS ARE ALSO INCLUDED. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                         RMK ADVANTAGE INCOME FUND, INC.
PORTFOLIO STATISTICS+
                                                        ----------------------------------------------
AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Average Credit Quality.................................                                   BB-
Current Yield..........................................                                10.59%
Yield to Maturity......................................                                12.01%
Duration...............................................                            3.93 Years
Average Effective Maturity.............................                            5.23 Years
Percentage of Leveraged Assets.........................                                   27%
Total Number of Holdings...............................                                   248

+ THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

CREDIT QUALITY+
                                                        ----------------------------------------------
AS OF SEPTEMBER 30, 2005

                       % OF TOTAL INVESTMENTS                                  % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------------
AAA.......................          1.7%     B                                            11.8%
AA                                  0.7%     CCC.......................                   22.9%
A                                   1.9%     CC                                            1.5%
BBB.......................         21.7%     D                                             1.6%
BB                                 25.6%     Not Rated.................                   10.6%
                                                                                        --------------
                                             Total.....................                  100.0%

+ THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

ASSET ALLOCATION+
                                                        ----------------------------------------------
AS OF SEPTEMBER 30, 2005

                                                                               % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------------
Corporate Bonds..........................................                                23.9%
Equipment Leases.........................................                                20.9%
Collateralized Mortgage Obligations......................                                11.6%
Home Equity Loans........................................                                 9.6%
Common Stock.............................................                                 8.1%
Manufactured Housing Loans...............................                                 5.5%
Collateralized Debt Obligations..........................                                 5.3%
Short Term Investments...................................                                 4.9%
Commercial Loans.........................................                                 3.4%
Franchise Loans..........................................                                 2.0%
Credit Cards.............................................                                 1.5%
Certificate-Backed Obligations...........................                                 1.3%
Preferred Stock..........................................                                 1.2%
Other....................................................                                 0.8%
                                                                                     -----------------
Total....................................................                               100.0%

+ THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

                         RMK ADVANTAGE INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*
                                                        ------------------------

The graph below illustrates the net asset value and market price history of RMK Advantage Income Fund, Inc. (NYSE: RMA) from November 8, 2004 (commencement of investment operations) to September 30, 2005.

[Graph Representation]

    DATE           NAV         PRICE
    ----           ---         -----
    11/08/2004   $14.33       $15.00
    11/09/2004   $14.20       $15.25
    11/10/2004   $14.20       $15.29
    11/11/2004   $14.34       $15.29
    11/12/2004   $14.35       $15.35
    11/13/2004   $14.35       $15.35
    11/14/2004   $14.35       $15.35
    11/15/2004   $14.35       $15.70
    11/16/2004   $14.34       $15.68
    11/17/2004   $14.35       $15.49
    11/18/2004   $14.33       $15.45
    11/19/2004   $14.32       $15.65
    11/20/2004   $14.32       $15.65
    11/21/2004   $14.32       $15.65
    11/22/2004   $14.33       $15.70
    11/23/2004   $14.33       $15.70
    11/24/2004   $14.33       $15.70
    11/25/2004   $14.33       $15.70
    11/26/2004   $14.34       $15.90
    11/27/2004   $14.34       $15.90
    11/28/2004   $14.34       $15.90
    11/29/2004   $14.33       $15.79
    11/30/2004   $14.34       $15.90
    12/01/2004   $14.36       $15.94
    12/02/2004   $14.36       $15.87
    12/03/2004   $14.38       $15.90
    12/04/2004   $14.38       $15.90
    12/05/2004   $14.38       $15.90
    12/06/2004   $14.25       $15.82
    12/07/2004   $14.24       $15.80
    12/08/2004   $14.25       $15.70
    12/09/2004   $14.26       $15.75
    12/10/2004   $14.25       $15.85
    12/11/2004   $14.25       $15.85
    12/12/2004   $14.25       $15.85
    12/13/2004   $14.27       $15.79
    12/14/2004   $14.28       $15.75
    12/15/2004   $14.30       $15.74
    12/16/2004   $14.36       $15.81
    12/17/2004   $14.34       $15.90
    12/18/2004   $14.34       $15.90
    12/19/2004   $14.34       $15.90
    12/20/2004   $14.35       $15.72
    12/21/2004   $14.38       $15.82
    12/22/2004   $14.38       $15.90
    12/23/2004   $14.40       $16.00
    12/24/2004   $14.40       $16.00
    12/25/2004   $14.40       $16.00
    12/26/2004   $14.40       $16.00
    12/27/2004   $14.39       $15.88
    12/28/2004   $14.40       $16.00
    12/29/2004   $14.41       $16.05
    12/30/2004   $14.42       $16.06
    12/31/2004   $14.43       $16.04
    01/01/2005   $14.43       $16.04
    01/02/2005   $14.43       $16.04
    01/03/2005   $14.42       $16.00
    01/04/2005   $14.41       $16.17
    01/05/2005   $14.42       $16.14
    01/06/2005   $14.43       $16.10
    01/07/2005   $14.31       $16.10
    01/08/2005   $14.31       $16.10

    DATE           NAV         PRICE
    ----           ---         -----
    01/09/2005   $14.31       $16.10
    01/10/2005   $14.31       $16.08
    01/11/2005   $14.31       $15.81
    01/12/2005   $14.31       $16.03
    01/13/2005   $14.31       $16.10
    01/14/2005   $14.33       $16.07
    01/15/2005   $14.33       $16.07
    01/16/2005   $14.33       $16.07
    01/17/2005   $14.33       $16.07
    01/18/2005   $14.35       $16.10
    01/19/2005   $14.35       $16.02
    01/20/2005   $14.32       $15.94
    01/21/2005   $14.33       $15.95
    01/22/2005   $14.33       $15.95
    01/23/2005   $14.33       $15.95
    01/24/2005   $14.32       $15.81
    01/25/2005   $14.33       $15.95
    01/26/2005   $14.36       $16.08
    01/27/2005   $14.36       $16.10
    01/28/2005   $14.38       $16.15
    01/29/2005   $14.38       $16.15
    01/30/2005   $14.38       $16.15
    01/31/2005   $14.38       $16.21
    02/01/2005   $14.40       $16.22
    02/02/2005   $14.41       $16.18
    02/03/2005   $14.41       $16.15
    02/04/2005   $14.44       $16.23
    02/05/2005   $14.44       $16.23
    02/06/2005   $14.44       $16.23
    02/07/2005   $14.45       $16.26
    02/08/2005   $14.33       $16.07
    02/09/2005   $14.33       $16.20
    02/10/2005   $14.33       $16.05
    02/11/2005   $14.35       $16.20
    02/12/2005   $14.35       $16.20
    02/13/2005   $14.35       $16.20
    02/14/2005   $14.35       $16.05
    02/15/2005   $14.36       $16.26
    02/16/2005   $14.38       $16.20
    02/17/2005   $14.38       $16.15
    02/18/2005   $14.39       $16.14
    02/19/2005   $14.39       $16.14
    02/20/2005   $14.39       $16.14
    02/21/2005   $14.39       $16.14
    02/22/2005   $14.38       $16.05
    02/23/2005   $14.39       $15.92
    02/24/2005   $14.41       $16.03
    02/25/2005   $14.42       $16.06
    02/26/2005   $14.42       $16.06
    02/27/2005   $14.42       $16.06
    02/28/2005   $14.42       $16.06
    03/01/2005   $14.42       $15.97
    03/02/2005   $14.43       $16.13
    03/03/2005   $14.46       $16.12
    03/04/2005   $14.49       $16.05
    03/05/2005   $14.49       $16.05
    03/06/2005   $14.49       $16.05
    03/07/2005   $14.51       $16.09
    03/08/2005   $14.38       $16.02
    03/09/2005   $14.36       $15.88
    03/10/2005   $14.36       $15.76
    03/11/2005   $14.39       $15.36
    03/12/2005   $14.39       $15.36

    DATE           NAV         PRICE
    ----           ---         -----
    03/13/2005   $14.39       $15.36
    03/14/2005   $14.40       $15.51
    03/15/2005   $14.39       $15.39
    03/16/2005   $14.34       $15.14
    03/17/2005   $14.35       $15.25
    03/18/2005   $14.35       $15.40
    03/19/2005   $14.35       $15.40
    03/20/2005   $14.35       $15.40
    03/21/2005   $14.32       $15.28
    03/22/2005   $14.29       $15.24
    03/23/2005   $14.31       $14.75
    03/24/2005   $14.34       $14.92
    03/25/2005   $14.34       $14.92
    03/26/2005   $14.34       $14.92
    03/27/2005   $14.34       $14.92
    03/28/2005   $14.36       $15.15
    03/29/2005   $14.32       $15.25
    03/30/2005   $14.39       $15.47
    03/31/2005   $14.37       $15.59
    04/01/2005   $14.37       $15.54
    04/02/2005   $14.37       $15.54
    04/03/2005   $14.37       $15.54
    04/04/2005   $14.39       $15.60
    04/05/2005   $14.38       $15.59
    04/06/2005   $14.42       $15.83
    04/07/2005   $14.31       $15.65
    04/08/2005   $14.31       $15.25
    04/09/2005   $14.31       $15.25
    04/10/2005   $14.31       $15.25
    04/11/2005   $14.30       $15.14
    04/12/2005   $14.31       $15.10
    04/13/2005   $14.29       $15.14
    04/14/2005   $14.27       $15.14
    04/15/2005   $14.22       $15.25
    04/16/2005   $14.22       $15.25
    04/17/2005   $14.22       $15.25
    04/18/2005   $14.22       $15.30
    04/19/2005   $14.26       $15.20
    04/20/2005   $14.25       $15.20
    04/21/2005   $14.26       $15.25
    04/22/2005   $14.25       $15.27
    04/23/2005   $14.25       $15.27
    04/24/2005   $14.25       $15.27
    04/25/2005   $14.28       $15.24
    04/26/2005   $14.29       $15.35
    04/27/2005   $14.25       $15.49
    04/28/2005   $14.22       $15.40
    04/29/2005   $14.21       $15.43
    04/30/2005   $14.21       $15.43
    05/01/2005   $14.21       $15.43
    05/02/2005   $14.21       $15.35
    05/03/2005   $14.23       $15.42
    05/04/2005   $14.26       $15.48
    05/05/2005   $14.24       $15.38
    05/06/2005   $14.06       $15.36
    05/07/2005   $14.06       $15.36
    05/08/2005   $14.06       $15.36
    05/09/2005   $14.07       $15.38
    05/10/2005   $14.06       $15.20
    05/11/2005   $14.05       $15.05
    05/12/2005   $14.01       $15.07
    05/13/2005   $14.01       $15.03
    05/14/2005   $14.01       $15.03

    DATE           NAV         PRICE
    ----           ---         -----
    05/15/2005   $14.01       $15.03
    05/16/2005   $13.99       $15.32
    05/17/2005   $13.99       $15.40
    05/18/2005   $14.04       $15.65
    05/19/2005   $14.07       $15.65
    05/20/2005   $14.07       $15.79
    05/21/2005   $14.07       $15.79
    05/22/2005   $14.07       $15.79
    05/23/2005   $14.09       $15.78
    05/24/2005   $14.09       $15.80
    05/25/2005   $14.13       $15.90
    05/26/2005   $14.18       $15.96
    05/27/2005   $14.23       $15.92
    05/28/2005   $14.23       $15.92
    05/29/2005   $14.23       $15.92
    05/30/2005   $14.23       $15.92
    05/31/2005   $14.24       $15.89
    06/01/2005   $14.28       $16.00
    06/02/2005   $14.32       $15.90
    06/03/2005   $14.29       $15.95
    06/04/2005   $14.29       $15.95
    06/05/2005   $14.29       $15.95
    06/06/2005   $14.29       $15.99
    06/07/2005   $14.30       $16.02
    06/08/2005   $14.13       $16.04
    06/09/2005   $14.15       $15.85
    06/10/2005   $14.16       $15.98
    06/11/2005   $14.16       $15.98
    06/12/2005   $14.16       $15.98
    06/13/2005   $14.15       $16.06
    06/14/2005   $14.17       $16.04
    06/15/2005   $14.18       $16.00
    06/16/2005   $14.20       $15.98
    06/17/2005   $14.20       $16.07
    06/18/2005   $14.20       $16.07
    06/19/2005   $14.20       $16.07
    06/20/2005   $14.20       $16.05
    06/21/2005   $14.19       $16.05
    06/22/2005   $14.21       $15.98
    06/23/2005   $14.19       $16.00
    06/24/2005   $14.18       $16.03
    06/25/2005   $14.18       $16.03
    06/26/2005   $14.18       $16.03
    06/27/2005   $14.17       $16.09
    06/28/2005   $14.21       $16.02
    06/29/2005   $14.22       $15.99
    06/30/2005   $14.20       $16.00
    07/01/2005   $14.21       $16.06
    07/02/2005   $14.21       $16.06
    07/03/2005   $14.21       $16.06
    07/04/2005   $14.21       $16.06
    07/05/2005   $14.23       $16.10
    07/06/2005   $14.22       $16.29
    07/07/2005   $14.08       $16.23
    07/08/2005   $14.11       $16.25
    07/09/2005   $14.11       $16.25
    07/10/2005   $14.11       $16.25
    07/11/2005   $14.13       $16.20
    07/12/2005   $14.15       $16.23
    07/13/2005   $14.15       $16.20
    07/14/2005   $14.16       $16.15
    07/15/2005   $14.18       $16.17
    07/16/2005   $14.18       $16.17

    DATE           NAV         PRICE
    ----           ---         -----
    07/17/2005   $14.18       $16.17
    07/18/2005   $14.19       $16.29
    07/19/2005   $14.24       $16.31
    07/20/2005   $14.26       $16.44
    07/21/2005   $14.28       $16.41
    07/22/2005   $14.32       $16.30
    07/23/2005   $14.32       $16.30
    07/24/2005   $14.32       $16.30
    07/25/2005   $14.32       $16.10
    07/26/2005   $14.34       $16.30
    07/27/2005   $14.35       $16.40
    07/28/2005   $14.37       $16.42
    07/29/2005   $14.37       $16.40
    07/30/2005   $14.37       $16.40
    07/31/2005   $14.37       $16.40
    08/01/2005   $14.39       $16.40
    08/02/2005   $14.42       $16.56
    08/03/2005   $14.42       $16.46
    08/04/2005   $14.41       $16.39
    08/05/2005   $14.40       $16.27
    08/06/2005   $14.40       $16.27
    08/07/2005   $14.40       $16.27
    08/08/2005   $14.26       $16.15
    08/09/2005   $14.31       $16.22
    08/10/2005   $14.31       $16.23
    08/11/2005   $14.32       $16.21
    08/12/2005   $14.34       $16.43
    08/13/2005   $14.34       $16.43
    08/14/2005   $14.34       $16.43
    08/15/2005   $14.32       $16.51
    08/16/2005   $14.34       $16.40
    08/17/2005   $14.35       $16.45
    08/18/2005   $14.36       $16.41
    08/19/2005   $14.37       $16.58
    08/20/2005   $14.37       $16.58
    08/21/2005   $14.37       $16.58
    08/22/2005   $14.38       $16.50
    08/23/2005   $14.39       $16.63
    08/24/2005   $14.40       $16.82
    08/25/2005   $14.43       $16.75
    08/26/2005   $14.42       $16.81
    08/27/2005   $14.42       $16.81
    08/28/2005   $14.42       $16.81
    08/29/2005   $14.44       $16.80
    08/30/2005   $14.46       $16.80
    08/31/2005   $14.49       $16.85
    09/01/2005   $14.49       $16.88
    09/02/2005   $14.49       $16.87
    09/03/2005   $14.49       $16.87
    09/04/2005   $14.49       $16.87
    09/05/2005   $14.49       $16.87
    09/06/2005   $14.49       $17.08
    09/07/2005   $14.49       $16.97
    09/08/2005   $14.33       $16.88
    09/09/2005   $14.35       $17.00
    09/10/2005   $14.35       $17.00
    09/11/2005   $14.35       $17.00
    09/12/2005   $14.35       $16.93
    09/13/2005   $14.36       $17.00
    09/14/2005   $14.35       $16.86
    09/15/2005   $14.34       $16.79
    09/16/2005   $14.34       $16.78
    09/17/2005   $14.34       $16.78

    DATE           NAV         PRICE
    ----           ---         -----
    09/18/2005   $14.34       $16.78
    09/19/2005   $14.33       $16.98
    09/20/2005   $14.30       $17.00
    09/21/2005   $14.28       $16.95
    09/22/2005   $14.28       $17.00
    09/23/2005   $14.26       $17.00
    09/24/2005   $14.26       $17.00
    09/25/2005   $14.26       $17.00
    09/26/2005   $14.27       $17.04
    09/27/2005   $14.27       $17.00
    09/28/2005   $14.28       $17.02
    09/29/2005   $14.29       $16.98
    09/30/2005   $14.29       $16.96






* NET ASSET VALUE IS CALCULATED AFTER THE CLOSE OF THE EXCHANGES EACH DAY BY TAKING THE CLOSING MARKET VALUE OF ALL PORTFOLIO SECURITIES OWNED PLUS ALL OTHER ASSETS SUCH AS CASH, SUBTRACTING ALL LIABILITIES, THEN DIVIDING THE RESULT (TOTAL NET ASSETS) BY THE TOTAL NUMBER OF SHARES OUTSTANDING. THE MARKET PRICE IS THE LAST REPORTED PRICE AT WHICH A SECURITY WAS SOLD ON AN EXCHANGE.

PERFORMANCE INFORMATION
                                                        ----------------------------------------------

                                                                  AGGREGATE TOTAL RETURNS

                                                                                COMMENCEMENT
                                                              SIX              OF INVESTMENT
AS OF SEPTEMBER 30, 2005                                     MONTHS             OPERATIONS(1)
------------------------------------------------------------------------------------------------------
MARKET VALUE                                                   14.83%                    23.21%
------------------------------------------------------------------------------------------------------

NET ASSET VALUE                                                 4.97%                     8.67%
------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS BA
HIGH YIELD INDEX(2)                                             4.28%                     4.15%
------------------------------------------------------------------------------------------------------

                         RMK ADVANTAGE INCOME FUND, INC.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 800-564-2188. TOTAL RETURNS ASSUME AN INVESTMENT AT THE COMMON SHARE MARKET PRICE OR NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS FOR THE PERIOD IN ACCORDANCE WITH THE FUND'S DIVIDEND REINVESTMENT PLAN, AND SALE OF ALL SHARES AT THE CLOSING MARKET PRICE (EXCLUDING ANY COMMISSIONS) OR NET ASSET VALUE AT THE END OF THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE SALE OF FUND SHARES.

1  THE FUND COMMENCED INVESTMENT OPERATIONS ON NOVEMBER 8, 2004.

2 THE LEHMAN BROTHERS BA U. S. HIGH YIELD INDEX COVERS THE UNIVERSE OF FIXED RATE, NON-INVESTMENT GRADE DEBT. PAY-IN-KIND (PIK) BONDS, EUROBONDS, AND DEBT ISSUES FROM COUNTRIES DESIGNATED AS EMERGING MARKETS (E.G., ARGENTINA, BRAZIL, VENEZUELA, ETC.) ARE EXCLUDED, BUT CANADIAN AND GLOBAL BONDS (SEC REGISTERED) OF ISSUERS IN NON-EMG COUNTRIES ARE INCLUDED. ORIGINAL ISSUE ZEROES, STEP-UP COUPON STRUCTURES, AND 144-AS ARE ALSO INCLUDED. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

 PRINCIPAL                                                                                  MARKET
  AMOUNT                                       DESCRIPTION                                 VALUE (b)
------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-INVESTMENT GRADE-13.4% OF NET ASSETS
               COLLATERALIZED DEBT OBLIGATIONS-2.6%
$ 1,965,237     E-Trade 2004-1A COM1, 2.00% 1/10/40.............                           $1,984,889
  4,200,000     Restructured Asset Backed 2003-3A A3, 4.50% 1/29/22 (a)                     3,515,568
  5,000,000     Witherspoon 2004-1A COM1, 11.50% 9/15/39........                            5,000,000
                                                                                          ------------
                                                                                           10,500,457
                                                                                          ------------
                CREDIT CARDS-0.7%
  3,500,000     North Street 2000-1A B, 4.26% 10/30/11 (a)......                            2,940,000
                                                                                         ------------
               EQUIPMENT LEASES-4.5%
 20,034,395    Aerco Limited 2A A3, 4.228% 7/15/25 (a).........                           15,626,828
 19,000,000    Airplanes Repackaging 2004-1A B, Zero Coupon Bond 6/16/31 (a)               1,187,500
  2,000,000    Aviation Capital 2000-1A A1, 4.248% 11/15/25 (a)                            1,621,460
                                                                                         ------------
                                                                                          18,435,788
                                                                                         ------------

               HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE)-3.8%
  7,613,000    Ace Securities 2004-HE3 M11, 7.14125% 11/25/34..                            6,927,830
  3,000,000    Ace Securities 2004-HE4 M11, 7.14125% 12/25/34..                            2,807,790
  2,119,000    Asset Backed Securities 2005-HE1 M10, 6.641% 3/25/35                        1,968,678
  2,681,000    Bear Stearns 2004-HE9 M7B, 7.641% 11/25/34......                            2,386,090
  2,000,000    Soundview 2005-A B1, 6.28% 4/25/35 (a)..........                            1,706,240
                                                                                         ------------
                                                                                          15,796,628
                                                                                         ------------
               MANUFACTURED HOUSING LOANS-1.8%
  4,500,000    Green Tree Financial 1996-2 M1, 7.60% 4/15/27...                            3,525,647
  4,500,000    Green Tree Financial 1996-9 M1, 7.63% 8/15/27...                            3,882,991
                                                                                         ------------
                                                                                           7,408,638
                                                                                         ------------
                  TOTAL ASSET BACKED SECURITIES-INVESTMENT GRADE (COST $54,224,250)       55,081,511
                                                                                           ----------
ASSET BACKED SECURITIES-NON-INVESTMENT GRADE-54.2% OF NET ASSETS
               CERTIFICATE-BACKED OBLIGATIONS-1.7%
  2,000,000    Preferred Term Securities II, 5/22/33 (a)(f)....                            2,060,060
  2,900,000    Preferred Term Securities XVI, 11.00% 3/23/35 (a)                           2,995,062
  2,000,000    Preferred Term Securities XVII, 12.00% 9/23/35 (a)                          1,960,000
                                                                                         ------------
                                                                                           7,015,122
                                                                                         ------------
               COLLATERALIZED DEBT OBLIGATIONS-4.7%
  2,000,000    EQNOX 1A D, 10.39% 11/15/12 (a).................                              980,000
  2,000,000    Halyard CBO 1A B, 4.77% 3/24/10 (a).............                            1,540,000
  3,967,049    Hewett's Island 2004-1A COM, 12.00% Bond 12/15/16                           3,967,049
  3,900,000    MKP 4A CS, 2.00% 7/12/40 (a)....................                            3,900,000
  5,000,000    MCPA2 1998-PA B1, 4.952% 6/23/10 (a)............                            4,131,250
  2,500,000    Stanfield 2A D1, 9.699% 4/15/15 (a).............                            2,456,250
  1,000,000    VALEO 3A B1, 6.371% 12/15/13 (a)................                              757,500

 PRINCIPAL                                                                                  MARKET
  AMOUNT                                     DESCRIPTION                                  VALUE (b)
------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-NON-INVESTMENT GRADE (CONTINUED)
             COLLATERALIZED DEBT OBLIGATIONS (CONTINUED)
$ 2,000,000  Wibraham CBD Limited 1A, 4.46% 7/13/12 (a)........                          $1,525,000
                                                                                         ------------
                                                                                         19,257,049
                                                                                         ------------
             COMMERCIAL LOANS-4.6%
  1,782,647  Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)..                           1,774,936
  5,000,000  Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)..                           3,375,000
 17,955,616  Enterprise Mortgage 2000-1 A2, 7.449% 1/15/27 (a).                          10,144,923
  3,750,000  Lehman Brothers 2002-LLFA L, 5.15% 6/14/17 (a)....                           3,703,054
                                                                                         ------------
                                                                                         18,997,913
                                                                                         ------------
             CREDIT CARDS-1.4%
  8,277,276  Nextcard 2000-1 A C, 5.418% 12/15/06 (a)..........                           5,628,548
                                                                                         ------------
             EQUIPMENT LEASES-24.1%
 21,250,000  Aircraft Finance Trust 1999-1A A1, 4.248% 5/15/24.                          13,334,375
 30,000,000  Airplanes Pass Through Trust 2001-1A A9, 4.318% 3/15/19                     16,200,000
    538,810  DVI Receivables 2000-2 A4, 7.115% 11/12/08........                             510,523
  1,876,949  DVI Receivables 2001-2 A3, 3.519% 11/8/31.........                           1,557,868
  2,713,851  DVI Receivables 2001-2 A4, 4.613% 11/11/09........                           2,279,635
 10,880,060  DVI Receivables 2002-1 A3A, 4.09% 6/11/10.........                           7,860,843
 13,000,000  Lease Investment Flight Trust 1 A1, 4.158% 7/15/31                           8,775,000
  4,922,320  Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)                         2,387,325
 15,000,000  Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)                         7,312,500
 18,000,000  Pegasus Aviation Lease 2001-1A A2, 4.308% 5/10/31 (a)                        9,225,000
  1,000,000  Pegasus Aviation 2000-1 A2, 8.37% 3/25/30 (a).....                             635,000
 22,700,000  Pegasus Aviation 2001-1A A1, 4.208% 5/10/31 (a)...                          11,577,000
 17,587,596  Pegasus Aviation 2001-1A A3, 4.408% 3/10/14 (a)...                          13,740,309
  4,171,029  Triton 1A A2, 4.468% 6/15/25 (a)..................                           3,976,784
                                                                                         ------------
                                                                                         99,372,162
                                                                                         ------------
             FRANCHISE LOANS-2.8%
  2,426,036  Captec Franchise 1999-1 A2, 7.278% 4/25/11 (a)....                           2,283,069
  1,617,000  Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23......                           1,000,131
  9,865,454  FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)....                           7,411,758
    991,907  FMAC Loan Trust 1998-A A2, 6.50% 9/15/20 (a)......                             664,042
                                                                                       ------------
                                                                                         11,359,000
                                                                                       ------------
             HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE)-9.2%
  2,000,000  Ace Securities 2004-HE4 B, 7.14125% 12/25/34 (a)..                           1,680,000
  4,463,000  Ace Securities 2005-HE2 B1, 6.891% 4/25/35 (a)....                           3,709,646
  4,000,000  Ace Securities 2005-HE5 B2, 6.559% 8/25/35 (a)....                           2,917,200
  4,400,000  Argent Securities 2004-W8 M11, 6.141% 5/25/34 (a).                           3,828,000
  2,000,000  Equifirst Mortgage 2004-3 B1, 5.708% 12/25/34 (a).                           1,820,000
  7,038,000  Equifirst Mortgage 2004-3 B2, 5.708% 12/25/34 (a).                           6,193,440

 PRINCIPAL                                                                                  MARKET
   AMOUNT                                     DESCRIPTION                                 VALUE (b)
------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-NON-INVESTMENT GRADE (CONTINUED)
               HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) (CONTINUED)
$ 1,000,000    Equifirst Mortgage 2005-1 B3, 6.891% 4/25/35 (a)                          $  835,000
  1,757,000    Equifirst Mortgage 2005-1 B4, 7.08% 4/25/35 (a)                            1,458,310
  3,253,000    GSAMP Trust 2005-S2 B3, 6.50% 11/25/34.........                            2,899,952
  3,000,000    Greenwich 2005-1A N2, 4.15% 1/20/45 (a)........                            2,250,000
  2,000,000    Merrill Lynch Mortgage 2005-SL1 B5, 7.141% 1/25/35 (a)                     1,784,400
               Terwin Mortgage 2005-3SL B6, 11.50% 3/25/35 interest-only strips           6,750,000
  2,300,000    Terwin Mortgage 2005-7SL, 6.50% 7/25/35 (a)....                            1,978,690
                                                                                         ------------
                                                                                         38,104,638
                                                                                         ------------
               MANUFACTURED HOUSING LOANS-5.7%
  4,961,155    Bombardier Capital 1998-B M2, 7.31% 10/15/28...                              198,446
 13,693,419    Bombardier Capital 2000-A A2, 7.575% 6/15/30...                            9,480,351
    500,000    Bombardier Capital 2001-A M2, 8.265% 12/15/30..                              110,000
 19,000,000    Green Tree Financial 1998-3 M1, 6.86% 3/1/30...                            6,577,610
  3,000,000    Green Tree Financial 1996-7 B1, 7.70% 10/15/27.                              839,730
  5,000,000    Green Tree Financial 1997-3 M1, 7.53% 3/15/28..                            3,075,000
  4,000,000    Green Tree Financial 1999-4 M1, 7.60% 5/1/31...                              576,412
  3,714,132    Oakwood Mortgage 2001-C A4, 7.405% 12/15/30....                            2,503,013
  1,300,000    Oakwood Mortgage 2002-C M1, 6.89% 11/15/32.....                              384,986
                                                                                         ------------
                                                                                         23,745,548
                                                                                         ------------
                TOTAL ASSET BACKED SECURITIES-NON-INVESTMENT GRADE (COST $232,020,418)  223,479,980
                                                                                         ------------
CORPORATE BONDS-INVESTMENT GRADE-0.2% OF NET ASSETS
               RETAIL-0.2%
  1,100,000    Albertson's, 7.75% 6/15/26.....................                              960,619
                                                                                         ------------
                  TOTAL CORPORATE BONDS-INVESTMENT GRADE
                  (COST $960,683)                                                           960,619
                                                                                         ------------
CORPORATE BONDS-NON-INVESTMENT GRADE-32.4% OF NET ASSETS
               APPLIANCES-0.6%
  2,534,000    Windmere-Durable, 10.00% 7/31/08...............                            2,381,960
                                                                                         ------------
               AUTOMOTIVES-0.9%
    563,000    Ford Motor, 9.215% 9/15/21.....................                              508,107
    725,000    Ford Motor, 9.98% 2/15/47......................                              654,312
    950,000    General Motors, 8.25% 7/15/23..................                              738,625
  2,450,000    General Motors, 8.375% 7/15/33.................                            1,911,000
                                                                                         ------------
                                                                                          3,812,044
                                                                                         ------------

 PRINCIPAL                                                                                  MARKET
  AMOUNT                                     DESCRIPTION                                  VALUE (b)
------------------------------------------------------------------------------------------------------
CORPORATE BONDS-NON-INVESTMENT GRADE (CONTINUED)
             AUTOMOTIVE PARTS & EQUIPMENT-0.8%
$   500,000  Delphi Automotive, 6.55% 6/15/06.................                           $  357,510
  2,800,000  Dura Operating, 9.00% 5/1/09.....................                            1,946,000
  1,200,000  Metaldyne Corp., 10.00% 11/1/13 (a)..............                            1,044,000
                                                                                         ------------
                                                                                          3,347,510
                                                                                         ------------
             BASIC MATERIALS-1.9%
  2,210,000  Edgen Acquisition, 9.875% 2/1/11.................                            2,221,050
  2,200,000  Millar Western, 7.75% 11/15/13...................                            1,855,370
  3,650,000  OM Group, 9.25% 12/15/11.........................                            3,713,875
                                                                                         ------------
                                                                                          7,790,295
                                                                                         ------------
             BUILDING & CONSTRUCTION-1.1%
  4,790,000  MMI Products, 11.25% 4/15/07.....................                            4,574,450
                                                                                          -----------
             COMMUNICATIONS-1.3%
  2,000,000  Charter, 10.00% 5/15/11..........................                            1,450,000
  3,375,000  Charter Communication, Zero Coupon Bond 5/15/11..                            2,413,125
  1,550,000  Penton Media, 10.375% 6/15/11....................                            1,441,500
                                                                                         ------------
                                                                                          5,304,625
                                                                                         ------------
             CONSULTING SERVICES-1.2%
  2,000,000  MSX International, 11.00% 10/15/07...............                            1,990,000
  4,000,000  MSX International, 11.375% 1/15/08...............                            2,800,000
                                                                                         ------------
                                                                                          4,790,000
                                                                                         ------------
             ELECTRONICS-0.9%
  3,750,000  Motors and Gears, 10.75% 11/15/06................                            3,562,500
                                                                                         ------------
             ENERGY-0.3%
  1,000,000  United Refining, 10.50% 8/15/12..................                            1,060,000
                                                                                         ------------
             FINANCE-2.6%
  2,850,000  Advanta Capital Trust I, 8.99% 12/17/26..........                            2,878,500
  1,050,000  Citisteel USA, 10.00% 9/1/10 (a).................                            1,039,500
    950,000  Labranche, 11.00% 5/15/12........................                            1,049,750
  2,550,000  Rafaella Apparel, 11.25% 6/15/11 (a).............                            2,486,250
  1,250,000  Reg Diversified Funding, Zero Coupon Bond 1/25/36 (a)                        1,250,000
  3,000,000  Triton Aviation 1A A, 4.341% 6/15/25 (a).........                            2,017,500
                                                                                         ------------
                                                                                         10,721,500
                                                                                         ------------
             FOOD-0.5%
    600,000  Di Giorgio Corp., 10.00% 6/15/07.................                              594,000
  2,300,000  Merisant, 9.50% 7/15/13 (a)......................                            1,564,000
                                                                                         ------------
                                                                                          2,158,000
                                                                                         ------------

 PRINCIPAL                                                                                  MARKET
  AMOUNT                                      DESCRIPTION                                 VALUE (b)
------------------------------------------------------------------------------------------------------
CORPORATE BONDS-NON-INVESTMENT GRADE (CONTINUED)
              GARDEN PRODUCTS-0.3%
$ 1,760,000   Ames True Temper, 10.00% 7/15/12.................                          $1,394,800
                                                                                         ------------
              HUMAN RESOURCES-0.4%
  1,650,000   Comforce Operating, 12.00% 12/1/07...............                           1,645,875
                                                                                         ------------
              INDUSTRIAL-5.6%
  4,000,000   Consolidated Container, 10.125% 7/15/09..........                           2,660,000
  4,370,000   Constar International, 11.00% 12/1/12............                           2,753,100
  3,228,000   Continental Global Group, 9.00% 10/1/08..........                           3,185,681
    750,000   Elgin National, 11.00% 11/1/07...................                             703,718
  2,800,000   GSI Group, 12.00% 5/15/13 (a)....................                           2,873,500
  2,200,000   Intermet, Zero Coupon Bond 6/15/09 in default....                             737,000
  1,370,000   Trimas Corp., 9.875% 6/15/2012...................                           1,124,222
  2,600,000   US Can, 12.375% 10/1/10..........................                           2,476,500
  3,250,000   VITRO S.A., 11.75% 11/1/13 (a)...................                           3,022,500
  4,050,000   Wolverine Tube, 7.375% 8/1/08 (a)................                           3,483,000
                                                                                         ------------
                                                                                         23,019,221
                                                                                         ------------
              MEDICAL PRODUCTS-0.3%
  1,350,000   Hanger Orthopedic Group, 10.375% 2/15/09.........                           1,373,625
                                                                                         ------------
              PHARMACEUTICALS-0.3%
  1,600,000   Curative Health, 10.75% 5/1/11...................                           1,024,000
                                                                                         ------------
              RETAIL-2.4%
  2,925,000   General Nutrition Center, 8.50% 12/1/10..........                           2,493,563
  2,000,000   New World Restaurant, 13.00% 7/1/08..............                           2,069,460
  2,550,000   Star Gas Partner, 10.25% 2/15/13.................                           2,078,250
  3,800,000   Uno Restaurant, 10.00% 2/15/11 (a)...............                           3,515,000
                                                                                         ------------
                                                                                         10,156,273
                                                                                         ------------
              SPECIAL PURPOSE ENTITY-4.6%
  9,861,946   Dow Jones CDX HY T4, 10.50% 12/29/09 (a).........                           9,683,198
  2,000,000   Dryden CDO 2001, Zero Coupon Bond 11/9/13 (a)....                           1,960,000
  5,000,000   INCAPS Funding II, 10.00% 1/15/34 (a)............                           4,850,000
  5,000,000   ML CLO 97 PILG-1, 7.614% 3/23/09 (a).............                           2,500,000
                                                                                         ------------
                                                                                         18,993,198
                                                                                         ------------
              TECHNOLOGY-0.1%
    350,000   Danka Business, 10.00% 4/1/08....................                             325,500
                                                                                         ------------
              TELECOMMUNICATIONS-3.7%
    925,000   Alestra SA, 8.00% 6/30/10........................                             841,750
  3,400,000   BARAK I.T.C., Zero Coupon Bond 11/15/07 in default (e)                      2,618,000
    600,000   Exchelon Operating, 8.375% 3/15/10...............                             558,000
  3,500,000   Level 3 Financing, 10.75% 10/15/11...............                           2,926,875
    650,000   Millicom International, 10.00% 12/1/13...........                             671,125

  PRINCIPAL                                                                                 MARKET
   AMOUNT                                      DESCRIPTION                                VALUE (b)
------------------------------------------------------------------------------------------------------
CORPORATE BONDS-NON-INVESTMENT GRADE (CONTINUED)
                 TELECOMMUNICATIONS (CONTINUED)
$ 4,175,000      Primus Telecommunications, 8.00% 1/15/14........                        $2,651,125
  1,500,000      Rural Cellular, 9.75% 1/15/10...................                         1,515,000
    350,000      Securus Technologies, 11.00% 9/1/11.............                           311,500
  2,750,000      Time Warner, 10.125% 2/1/11.....................                         2,832,500
    200,000      Time Warner Telecommunications, 9.25% 2/15/14...                           202,500
                                                                                         ------------
                                                                                         15,128,375
                                                                                         ------------
                 TOBACCO-0.9%
  4,715,000      North Atlantic Trading, 9.25% 3/1/12............                         3,536,250
                                                                                         ------------
                 TRANSPORTATION-0.3%
  1,705,000      Evergreen International Aviation, 12.00% 5/15/10                         1,346,950
                                                                                         ------------
                 TRAVEL-0.6%
  3,000,000      Worldspan Financial, 10.04% 2/15/11 (a).........                         2,640,000
                                                                                         ------------
                 UTILITIES-0.8%
  1,750,000      Calpine, 8.75% 7/15/13 (a)......................                         1,238,125
  3,000,000      Calpine, 9.875% 12/1/11 (a).....................                         2,190,000
                                                                                         ------------
                                                                                          3,428,125
                                                                                         ------------
                    TOTAL CORPORATE BONDS-NON-INVESTMENT GRADE
                    ($142,097,214)                                                       133,515,076
                                                                                         ------------
MORTGAGE BACKED SECURITIES-INVESTMENT GRADE-4.6% OF NET ASSETS
                 COLLATERALIZED MORTGAGE OBLIGATIONS-4.6%

  2,000,000      Aames Mortgage 2005-2 B3, 6.83% 7/25/35.........                         1,652,600
  1,000,000      First Franklin Mortgage 2004-FF5 M8, 6.83% 8/25/34                         975,000
  2,000,000      First Franklin Mortgage 2004-FF5, 8.594% 8/25/34 (a)                     2,000,000
                 Harborview Mortgage 2004-8 X, 0.65% 11/19/34 interest-only strips        4,297,183
  2,751,109      Long Beach Mortgage 2001-1 M2, 4.09% 4/21/31....                         2,586,043
  2,573,712      Long Beach Mortgage 2001-4 M2, 4.74% 3/25/32....                         2,493,368
  4,000,000      Merrill Lynch 2005-M1, 5.67% 5/25/36............                         3,218,720
  2,000,000      Soundview 2005-OPT1 M10, 6.891% 6/25/35.........                         1,909,060
                                                                                         ------------
                    TOTAL MORTGAGE BACKED SECURITIES-INVESTMENT GRADE ($20,122,846)      19,131,974
                                                                                         ------------
MORTGAGE BACKED SECURITIES-NON-INVESTMENT GRADE-11.2% OF NET ASSETS
                 COLLATERALIZED MORTGAGE OBLIGATIONS-11.2%
  3,073,000      Fremont Home Equity 2005-C B3, 5.63% 7/25/35 (a)                         2,143,418
  8,000,000      Greenwich 2005-4 N-2, Zero Coupon Bond, 7/27/45 (a)                      4,120,000
  3,000,000      Greenwich 2005-3 N2, 2.00% 6/27/35 (a)..........                         1,858,590
  2,000,000      Greenwich 2005-2A N2, 3.10% 2/26/35 (a).........                         1,383,740
  2,000,000      GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)......                         1,620,000
  3,252,397      Long Beach Mortgage 2001-3 M3, 5.335% 9/25/31...                         1,528,626
  4,803,908      Long Beach Mortgage 2001-4 M3, 6.391% 3/25/32...                         2,305,876
  2,000,000      Long Beach Mortgage 2005-WL1, 6.05% 6/25/35.....                         1,747,180

PRINCIPAL
 AMOUNT/                                                                                    MARKET
 SHARES                                       DESCRIPTION                                  VALUE (b)
------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES-NON-INVESTMENT GRADE (CONTINUED)
             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
3,000,000    Park Place Securities 2005-WHQ1 M10, 6.141% 3/25/35 (a)                      $2,675,130
3,800,000    Park Place Securities 2005-WCW1 M11, 5.95% 9/25/35                            2,979,922
3,000,000    Park Place Securities 2005-WCW3, 5.981% 8/25/35 (a)                           2,430,000
2,000,000    Park Place Securities 2005-WHQ4, 6.088% 9/25/35 (a)                           1,370,300
2,026,229    Park Place Securities 2005-WCW1 B, 5.00% 9/25/35 (a)                          1,869,197
2,000,000    People's Choice Home Loan 2004-2 B, 5.00% 10/25/34 (a)                        1,652,500
2,000,000    Popular 2005-4 B2, 6.05% 9/25/35 (a)..............                            1,862,500
5,250,000    Residential 2005-RS4 B2, 6.641% 4/25/35 (a).......                            4,372,252
3,938,000    Residential 2005-RS4 B3, 6.641% 4/25/35 (a).......                            3,103,617
2,310,000    Sasco Net Interest Margin Trust 2004-6XS B, 5.00% 3/28/34 (a)                 2,159,850
2,000,000    Soundview 2005-1 B3, 6.891% 4/25/35 (a)...........                            1,640,000
1,000,000    Soundview 2005-2 B2, 6.71% 7/25/35 (a)............                              815,000
2,591,000    Soundview 2005-2 B3, 6.46% 7/25/35 (a)............                            2,014,502
1,000,000    Soundview 2005-2 B4, 6.46% 7/25/35 (a)............                              735,000
                                                                                         ------------
                TOTAL MORTGAGE BACKED SECURITIES-NON-INVESTMENT GRADE (COST $47,911,847)  46,387,200
                                                                                         ------------
MUNICIPAL SECURITIES-0.2% OF NET ASSETS
1,250,000    Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32                  656,937
                                                                                         ------------
                TOTAL MUNICIPAL SECURITIES
                (COST $782,102)                                                              656,937
                                                                                         ------------
COMMON STOCKS-11.1% OF NET ASSETS
  6,200      3M Company........................................                              454,832
 10,200      Alliance Capital Management Holding L.P...........                              488,070
 34,400      American Capital Strategies, Ltd..................                            1,261,104
 39,710      Andrx Corporation (d).............................                              612,725
 67,300      Anthracite Capital, Inc...........................                              779,334
 16,400      Arthur J. Gallegher & Co..........................                              472,484
 37,200      ATI Technologies Inc. (d).........................                              518,568
 19,000      Bank of America Corporation.......................                              799,900
 17,900      Bois d'Arc Energy LLC (d).........................                              308,059
  8,600      Burlington Northern Santa Fe Corporation..........                              514,280
  7,900      Caterpillar, Inc..................................                              464,125
 13,300      CEMEX, S.A. de C.V................................                              695,590
 11,000      Cimarex Energy Co. (d)............................                              498,630
 49,900      Cisco Systems, Inc. (d)...........................                              894,208
 33,500      Consolidated Communications Illinois Holdings, Inc. (d)                         455,600
  5,300      Cooper Cameron Corporation (d)....................                              391,829
 14,000      Cree, Inc. (d)....................................                              350,280
 15,800      Cytec Industries Inc..............................                              685,404
  3,700      Deere & Company...................................                              226,440

                                                                                            MARKET
 SHARES                                      DESCRIPTION                                   VALUE (b)
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
22,200     Direct General Corporation..........................                           $ 438,006
24,400     Dollar General Corporation..........................                             447,496
 2,200     Education Realty Trust, Inc.........................                              36,740
11,300     El DuPont de Nemours and Company....................                             442,621
 4,400     EnCana Corporation (d)..............................                             256,564
11,200     ENSCO International Incorporated....................                             521,808
23,100     Enterprise Partners Products L.P....................                             581,658
 7,900     Exxon Mobil Corporation.............................                             501,966
11,300     Family Dollar Stores, Inc...........................                             224,531
16,900     First Data Corporation..............................                             676,000
28,200     Flextronics International Ltd. (d)..................                             362,370
38,300     Fred's Inc..........................................                             479,133
10,100     Frontline Ltd.......................................                             445,612
13,600     General Electric Company............................                             457,912
15,800     General Maritime Corporation........................                             581,598
14,300     GlobalSantaFe Corporation...........................                             652,366
26,300     Ingram Micro Inc. (d)...............................                             487,602
57,200     InPhonic, Inc. (d)..................................                             786,500
18,300     Intel Corporation...................................                             451,095
49,000     Iowa Telecommunications Services, Inc...............                             824,180
 9,800     J.C. Penny Company, Inc.............................                             464,716
12,100     Kinder Morgan Energy Partners, L.P..................                             639,485
 9,200     KKR Financial Corp. (d).............................                             204,608
42,000     Korn/Ferry International (d)........................                             688,380
 9,900     L-3 Communications Holdings, Inc....................                             782,793
27,300     Limited Brands, Inc.................................                             557,739
24,700     Lincoln Electric Holdings, Inc......................                             973,180
20,200     Lloyds TSB Group plc................................                             671,246
16,800     Macquarie Infrastructure Company Trust..............                             473,760
15,900     Magellan Midstream Partners, L.P....................                             544,893
14,900     Manpower Inc........................................                             661,411
10,300     Marathon Oil Corporation............................                             709,979
22,200     Masco Corporation...................................                             681,096
96,800     MCG Capital Corporation.............................                           1,633,016
31,500     Microsoft Corporation...............................                             810,495
24,100     Nam Tai Electronics, Inc............................                             612,863
19,800     New Century Financial Corporation...................                             718,146
31,700     New Skies Satellites Holdings Ltd...................                             667,285
26,000     Polycom, Inc. (d)...................................                             420,420
41,400     Regal Entertainment Group...........................                             829,656
22,390     Ship Finance International Limited..................                             447,800
85,800     Taiwan Semiconductor Manufacturing Company Ltd......                             705,276
113,270    Technology Investment Capital Corporation (d).......                           1,788,533

                                                                                            MARKET
  SHARES                                     DESCRIPTION                                  VALUE (b)
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   28,150   Teva Pharmaceutical Industries Limited............                           $  940,773
   31,700   The Home Depot, Inc...............................                            1,209,038
   26,200   Thornburg Mortgage, Inc...........................                              656,572
   17,100   Tidewater Inc.....................................                              832,257
    6,500   Trex Company, Inc. (d)............................                              156,000
   74,650   Trustreet Properties Inc..........................                            1,168,273
   15,100   Tsakos Energy Navigation Limited..................                              543,902
   13,600   Universal Compression Holdings, Inc. (d)..........                              540,872
    6,300   Valero Energy Corporation.........................                              712,278
    4,000   Valero L.P........................................                              227,920
   20,800   Wal-Mart Stores, Inc..............................                              911,456
   16,900   Washington Mutual, Inc............................                              662,818
                                                                                         ------------
               TOTAL COMMON STOCKS
               (COST $44,242,165)                                                        45,776,155
                                                                                         ------------
PREFERRED STOCKS-1.7% OF NET ASSETS
    3,000   Credit Genesis CLO 2005...........................                            3,000,000
2,000,000   Hewett's Island II (a)............................                            1,980,000
    2,000   SOLOSO CDO 2005...................................                            1,985,412
                                                                                         ------------
               TOTAL PREFERRED STOCKS
               (COST $6,965,412)                                                          6,965,412
                                                                                         ------------
MUTUAL FUNDS-0.6% OF NET ASSETS
   29,200   iShares Russell 3000 Value Index Fund.............                            2,622,452
                                                                                         ------------
               TOTAL MUTUAL FUNDS
               (COST $2,504,539)                                                          2,622,452
                                                                                         ------------
CORPORATE LOANS-0.3% OF NET ASSETS
1,200,000   ICO North America, 7.50% 8/15/09..................                            1,200,000
                                                                                         ------------
REPURCHASE AGREEMENTS-4.9% OF NET ASSETS
            Repurchase agreement with Morgan Stanley & Co, 3.27%, dated
               September 30, 2005 to be repurchased at $20,001,817 on October 1,
               2005, collaterized by a U.S. Treasury Obligation with maturity of
               October 15, 2022.                                                         20,000,000
                                                                                         ------------

                                                                                           MARKET
 SHARES                                     DESCRIPTION                                  VALUE (b)
------------------------------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS-1.8% OF NET ASSETS
            State Street Bank & Trust Company Eurodollar time deposits dated September
               30, 2005 3.00% maturing at $7,410,618 on October 1, 2005                $ 7,410,000
                                                                                       -------------
               TOTAL INVESTMENTS-136.6% OF NET ASSETS
               (COST $580,441,476)                                                     563,187,316
                                                                                       -------------
               OTHER ASSETS AND LIABILITIES, NET-(36.6%) OF NET ASSETS                 (150,943,181)
                                                                                       -------------
               NET ASSETS                                                              $412,244,135
                                                                                       ==============

(a) Securities sold within the terms of a private placement memorandum, exempt from registration under
   Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management,
   Inc., the fund's investment adviser.

(b) See Note 2 of accompanying Notes to Financial Statements regarding valuation of securities.

(c) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

(d) These securities are non-income producing.

(e) These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

(f) Trust preferred security with no stated interest rate.

                           RMK HIGH INCOME FUND, INC.

OBJECTIVE & STRATEGY
                                                       -------------------------

RMK High Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests a majority of its total assets in below investment grade debt securities (commonly referred to as "junk bonds") that offer attractive yield and capital appreciation potential. The Fund may also invest up to 15% of its total assets in foreign debt and equity securities and up to 25% of its total assets in domestic equity securities, including common and preferred stocks. The Fund invests in a wide range of below investment grade debt securities, including corporate bonds, mortgage- and asset-backed securities and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring.

INVESTMENT RISKS: Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Longer-term funds generally are more vulnerable to this interest rate risk than shorter-term funds. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares.

                           RMK HIGH INCOME FUND, INC.

MANAGEMENT DISCUSSION & ANALYSIS

During the first half of RMK High Income Fund, Inc.'s (the "Fund") fiscal year 2006, which ended September 30, 2005, the Fund had a total return of 14.87%, based on market price and reinvested dividends. For the six months ended September 30, 2005, the Fund had a total return of 3.75%, based on net asset value and reinvested dividends. For the six months ended September 30, 2005, the LEHMAN BROTHERS BA U.S. HIGH YIELD INDEX(1) had a total return of 4.28%. While the Fund reported positive returns based on market price and net asset value, its net asset value return slightly underperformed the LEHMAN BROTHERS BA U.S. HIGH YIELD INDEX. The Fund's net asset value return trailed the LEHMAN BROTHERS BA U.S. HIGH YIELD INDEX slightly due to the stronger rebound in the price of corporate credits during the summer months. The Fund's performance was primarily attributable to the Fund's relative yield advantage as evidenced by the monthly dividend distribution and the relative net asset value stability produced by the Fund's allocation to a wide variety of asset types.

Dividend distributions for the period were $0.15 cents per share per month; the Fund paid a total income distribution of $0.90 per share.

Our high income strategy emphasizes very broad diversification utilizing asset categories beyond the well recognized below investment grade corporate and convertible bonds. This diversification has allowed us to find better risk/reward opportunities than would be possible if we were restricted to a single asset sector.

Key drivers of performance in 2005 were franchise loans, commercial-mortgage backed securities, aircraft equipment leases, below investment grade corporate bonds and dividend-paying common stocks.

Two categories of particularly strong performance during the summer months were in the asset backed sector, including those deals supported by franchise loans and aircraft leases. The franchise loan deals have benefited directly from an improved business environment and from a substantial increase in real estate values. Although the domestic airlines continue to experience operating problems, the global demand for aircraft has been strong and continues to strengthen. Our holdings of pooled lease deals are mostly floating rate, thereby benefiting from higher short-term rates and have generally experienced higher net cash flows due to increasing lease rates on aircraft.

The Fund employs leverage within the parameters allowed by its prospectus. Leverage increases (decreases) returns if the rate of return on the assets that were bought with the borrowed money was higher (lower) than the interest charged on the borrowed money. The Fund employs leverage on the whole portfolio rather than specific positions; therefore, because the Fund had a positive return for the first half of fiscal year 2006, the leverage was beneficial to shareholders. Although increasing short-term interest rates will increase the cost of borrowed money, the Fund has invested some assets in adjustable rate securities that will similarly benefit from increasing short-term rates. This allocation to floating rate assets should provide the Fund a level of protection from rising rates and allow the Fund to continue to benefit from the use of leverage.

As we enter the final months of 2005, financial markets will continue to focus on the threat of higher inflation and on how much more the Federal Reserve will increase short-term rates. We have invested with the expectation that we will continue to see economic strength and further rate increases from the Federal Reserve. Generally, high interest rates suppress the values of financial assets thereby creating a different environment for good returns. Our focus will be on those sectors that benefit from the global expansion and are not dependent on lower interest rates to produce good results.



/s/ James Kelsoe
James C. Kelsoe, Jr., CFA
Senior Portfolio Manager
Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

INDEX DESCRIPTION

                                        ----------------------------------------


1 THE LEHMAN BROTHERS BA U. S. HIGH YIELD INDEX COVERS THE UNIVERSE OF FIXED RATE, NON-INVESTMENT GRADE DEBT. PAY-IN-KIND (PIK) BONDS, EUROBONDS, AND DEBT ISSUES FROM COUNTRIES DESIGNATED AS EMERGING MARKETS (E.G., ARGENTINA, BRAZIL, VENEZUELA, ETC.) ARE EXCLUDED, BUT CANADIAN AND GLOBAL BONDS (SEC REGISTERED) OF ISSUERS IN NON-EMG COUNTRIES ARE INCLUDED. ORIGINAL ISSUE ZEROES, STEP-UP COUPON STRUCTURES, AND 144-AS ARE ALSO INCLUDED. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                           RMK HIGH INCOME FUND, INC.

PORTFOLIO STATISTICS+
                                                          ----------------------------------------

AS OF SEPTEMBER 30, 2005

---------------------------------------------------------------------------------------------------
Average Credit Quality.................................                                    BB
Current Yield..........................................                                10.03%
Yield to Maturity......................................                                12.31%
Duration...............................................                            3.99 Years
Average Effective Maturity.............................                            5.32 Years
Percentage of Leveraged Assets.........................                                   27%
Total Number of Holdings...............................                                   257

+ THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

CREDIT QUALITY+
                                                          ----------------------------------------

AS OF SEPTEMBER 30, 2005

                       % OF TOTAL INVESTMENTS                                  % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------------
AAA.......................          5.4%     B                                             8.4%
AA........................          2.0%     CCC.......................                   22.3%
A.........................          2.2%     CC .......................                    1.9%
BBB.......................         19.9%     D . ......................                    2.9%
BB........................         26.8%     Not Rated ................                    8.2%
                                                                                        -------------
                                             Total.....................                  100.0%

+ THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

ASSET ALLOCATION+
                                                          ----------------------------------------
AS OF SEPTEMBER 30, 2005

                                                                               % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------------
Corporate Bonds..........................................                                23.9%
Equipment Leases.........................................                                19.1%
Collateralized Mortgage Obligations......................                                13.4%
Home Equity Loans........................................                                 8.9%
Common Stock.............................................                                 8.7%
Manufactured Housing Loans...............................                                 5.8%
Collateralized Debt Obligations..........................                                 5.8%
Franchise Loans..........................................                                 4.7%
Commercial Loans.........................................                                 3.6%
Certificate-Backed Obligations...........................                                 1.9%
Small Business Loans.....................................                                 1.4%
Government Agency Securities.............................                                 0.9%
Preferred Stock..........................................                                 0.7%
Short Term Investments...................................                                 0.6%

Other....................................................                                 0.6%
                                                                                     ----------------
Total....................................................                               100.0%

+ THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

                           RMK HIGH INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*
                                                          ----------------------


The graph below illustrates the net asset value and market price history of RMK High Income Fund, Inc. (NYSE: RMH) from June 24, 2003 (commencement of investment operations) to September 30, 2005.

[Graph Representation]

DATE              NAV         PRICE
----              ---         -----
06/24/03         $14.30      $15.00
06/25/03         $14.30      $15.10
06/26/03         $14.30      $15.10
06/27/03         $14.30      $15.22
06/28/03         $14.30      $15.22
06/29/03         $14.30      $15.22
06/30/03         $14.30      $15.18
07/01/03         $14.30      $15.10
07/02/03         $14.30      $15.05
07/03/03         $14.30      $15.01
07/04/03         $14.30      $15.01
07/05/03         $14.30      $15.01
07/06/03         $14.30      $15.01
07/07/03         $14.30      $15.01
07/08/03         $14.30      $15.10
07/09/03         $14.29      $15.03
07/10/03         $14.30      $15.00
07/11/03         $14.29      $15.05
07/12/03         $14.29      $15.05
07/13/03         $14.29      $15.05
07/14/03         $14.27      $15.01
07/15/03         $14.25      $15.03
07/16/03         $14.26      $15.11
07/17/03         $14.26      $15.10
07/18/03         $14.27      $15.10
07/19/03         $14.27      $15.10
07/20/03         $14.27      $15.10
07/21/03         $14.22      $15.08
07/22/03         $14.24      $15.30
07/23/03         $14.25      $15.35
07/24/03         $14.25      $15.17
07/25/03         $14.27      $15.16
07/26/03         $14.27      $15.16
07/27/03         $14.27      $15.16
07/28/03         $14.23      $15.01
07/29/03         $14.22      $14.99
07/30/03         $14.24      $14.90
07/31/03         $14.23      $14.90
08/01/03         $14.21      $14.95
08/02/03         $14.21      $14.95
08/03/03         $14.21      $14.95
08/04/03         $14.21      $14.95
08/05/03         $14.19      $14.85
08/06/03         $14.22      $14.84
08/07/03         $14.22      $14.83
08/08/03         $14.22      $14.90
08/09/03         $14.22      $14.90
08/10/03         $14.22      $14.90
08/11/03         $14.21      $14.85
08/12/03         $14.20      $14.98
08/13/03         $14.16      $14.98
08/14/03         $14.15      $14.95
08/15/03         $14.15      $14.95
08/16/03         $14.15      $14.95
08/17/03         $14.15      $14.95
08/18/03         $14.17      $14.95
08/19/03         $14.20      $14.91
08/20/03         $14.19      $14.82
08/21/03         $14.19      $14.82
08/22/03         $14.22      $14.86
08/23/03         $14.22      $14.86
08/24/03         $14.22      $14.86
08/25/03         $14.21      $14.80
08/26/03         $14.24      $14.92
08/27/03         $14.23      $15.00
08/28/03         $14.27      $15.00
08/29/03         $14.27      $14.91
08/30/03         $14.27      $14.91
08/31/03         $14.27      $14.91
09/02/03         $14.25      $15.05
09/03/03         $14.27      $15.04
09/04/03         $14.31      $15.00
09/05/03         $14.37      $15.10
09/06/03         $14.37      $15.10
09/07/03         $14.37      $15.10
09/08/03         $14.34      $15.10
09/09/03         $14.34      $15.08
09/10/03         $14.38      $15.14
09/11/03         $14.37      $15.25
09/12/03         $14.40      $15.29
09/13/03         $14.40      $15.29
09/14/03         $14.40      $15.29
09/15/03         $14.39      $15.29
09/16/03         $14.39      $15.20
09/17/03         $14.41      $15.15
09/18/03         $14.43      $15.15
09/19/03         $14.45      $15.30
09/20/03         $14.45      $15.30

                  NAV         PRICE
                  ---         -----
09/21/03         $14.45      $15.30
09/22/03         $14.43      $15.15
09/23/03         $14.43      $15.13
09/24/03         $14.45      $15.10
09/25/03         $14.47      $15.05
09/26/03         $14.46      $15.02
09/27/03         $14.46      $15.02
09/28/03         $14.46      $15.02
09/29/03         $14.47      $15.05
09/30/03         $14.49      $15.15
10/01/03         $14.52      $15.15
10/02/03         $14.52      $15.30
10/03/03         $14.46      $15.35
10/04/03         $14.46      $15.35
10/05/03         $14.46      $15.35
10/06/03         $14.47      $15.25
10/07/03         $14.45      $15.25
10/08/03         $14.47      $15.31
10/09/03         $14.46      $15.34
10/10/03         $14.49      $15.35
10/11/03         $14.49      $15.35
10/12/03         $14.49      $15.35
10/13/03         $14.49      $15.35
10/14/03         $14.48      $15.35
10/15/03         $14.46      $15.30
10/16/03         $14.45      $15.35
10/17/03         $14.46      $15.12
10/18/03         $14.46      $15.12
10/19/03         $14.46      $15.12
10/20/03         $14.46      $15.15
10/21/03         $14.48      $15.25
10/22/03         $14.49      $15.30
10/23/03         $14.47      $15.30
10/24/03         $14.51      $15.35
10/25/03         $14.51      $15.35
10/24/03         $14.51      $15.35
10/27/03         $14.47      $15.21
10/28/03         $14.47      $15.41
10/29/03         $14.48      $15.59
10/30/03         $14.50      $15.47
10/31/03         $14.53      $15.53
11/01/03         $14.53      $15.53
11/02/03         $14.53      $15.53
11/03/03         $14.52      $15.59
11/04/03         $14.53      $15.61
11/05/03         $14.53      $15.56
11/06/03         $14.53      $15.35
11/07/03         $14.52      $15.45
11/08/03         $14.52      $15.45
11/09/03         $14.52      $15.45
11/10/03         $14.53      $15.50
11/11/03         $14.53      $15.55
11/12/03         $14.58      $15.50
11/13/03         $14.64      $15.50
11/14/03         $14.67      $15.52
11/15/03         $14.67      $15.52
11/16/03         $14.67      $15.52
11/17/03         $14.68      $15.60
11/18/03         $14.69      $15.81
11/19/03         $14.67      $15.81
11/20/03         $14.72      $15.80
11/21/03         $14.74      $15.80
11/22/03         $14.74      $15.80
11/23/03         $14.74      $15.80
11/24/03         $14.73      $15.71
11/25/03         $14.76      $15.70
11/26/03         $14.75      $16.00
11/28/03         $14.73      $16.05
11/29/03         $14.73      $16.05
11/30/03         $14.73      $16.05
12/01/03         $14.73      $16.20
12/02/03         $14.74      $16.16
12/03/03         $14.75      $16.24
12/04/03         $14.78      $16.05
12/05/03         $14.85      $16.21
12/06/03         $14.85      $16.21
12/07/03         $14.85      $16.21
12/08/03         $14.85      $16.33
12/09/03         $14.82      $16.38
12/10/03         $14.82      $16.15
12/11/03         $14.89      $16.15
12/12/03         $14.92      $16.09
12/13/03         $14.92      $16.09
12/14/03         $14.92      $16.09
12/15/03         $14.91      $16.14
12/16/03         $14.92      $16.20
12/17/03         $14.96      $16.20
12/18/03         $14.97      $16.38
12/19/03         $14.97      $16.75

                  NAV         PRICE
                  ---         -----

12/20/03         $14.97      $16.75
12/21/03         $14.97      $16.75
12/22/03         $14.97      $16.25
12/23/03         $14.78      $16.15
12/24/03         $14.81      $16.25
12/26/03         $14.83      $16.14
12/27/03         $14.83      $16.14
12/28/03         $14.83      $16.14
12/29/03         $14.82      $16.14
12/30/03         $14.82      $16.03
12/31/03         $14.82      $16.00
01/02/04         $14.79      $16.07
01/03/04         $14.79      $16.07
01/04/04         $14.79      $16.07
01/05/04         $14.81      $16.10
01/06/04         $14.86      $16.24
01/07/04         $14.89      $16.45
01/08/04         $14.90      $16.45
01/09/04         $14.96      $16.45
01/10/04         $14.96      $16.45
01/11/04         $14.96      $16.45
01/12/04         $14.97      $16.76
01/13/04         $14.98      $16.75
01/14/04         $14.99      $16.87
01/15/04         $14.99      $16.66
01/16/04         $14.94      $16.90
01/17/04         $14.94      $16.90
01/18/04         $14.94      $16.90
01/20/04         $14.94      $16.73
01/21/04         $14.95      $16.63
01/22/04         $14.98      $16.50
01/23/04         $14.95      $16.50
01/24/04         $14.95      $16.50
01/25/04         $14.95      $16.50
01/26/04         $14.94      $16.55
01/27/04         $14.96      $16.50
01/28/04         $14.94      $16.54
01/29/04         $14.96      $16.31
01/30/04         $14.97      $16.40
01/31/04         $14.97      $16.40
02/01/04         $14.97      $16.40
02/02/04         $14.97      $16.45
02/03/04         $14.98      $16.44
02/04/04         $14.95      $16.45
02/05/04         $14.94      $16.30
02/06/04         $14.99      $16.26
02/07/04         $14.99      $16.26
02/08/04         $14.99      $16.26
02/09/04         $15.00      $16.24
02/10/04         $15.01      $16.39
02/11/04         $15.07      $16.30
02/12/04         $15.06      $16.23
02/13/04         $15.06      $16.48
02/14/04         $15.06      $16.48
02/15/04         $15.06      $16.48
02/16/04         $15.06      $16.48
02/17/04         $15.10      $16.51
02/18/04         $15.09      $16.36
02/19/04         $15.09      $16.25
02/20/04         $15.10      $16.35
02/21/04         $15.10      $16.35
02/22/04         $15.10      $16.35
02/23/04         $15.10      $16.31
02/24/04         $15.10      $16.02
02/25/04         $15.11      $16.05
02/26/04         $15.11      $16.10
02/27/04         $15.13      $16.19
02/28/04         $15.13      $16.19
02/29/04         $15.13      $16.19
03/01/04         $15.14      $16.20
03/02/04         $15.10      $16.14
03/03/04         $15.08      $16.05
03/04/04         $15.10      $16.02
03/05/04         $15.19      $16.15
03/06/04         $15.19      $16.15
03/07/04         $15.19      $16.15
03/08/04         $15.22      $16.15
03/09/04         $15.26      $16.21
03/10/04         $15.23      $16.47
03/11/04         $15.21      $16.30
03/12/04         $15.25      $16.32
03/13/04         $15.25      $16.32
03/14/04         $15.25      $16.32
03/15/04         $15.22      $16.32
03/16/04         $15.24      $16.33
03/17/04         $15.27      $16.35
03/18/04         $15.24      $16.49
03/19/04         $15.22      $16.52
03/20/04         $15.22      $16.52

                  NAV         PRICE
                  ---         -----
03/21/04         $15.22      $16.52
03/22/04         $15.22      $16.50
03/23/04         $15.23      $16.35
03/24/04         $15.24      $16.50
03/25/04         $15.24      $16.55
03/26/04         $15.23      $16.40
03/27/04         $15.23      $16.40
03/28/04         $15.23      $16.40
03/29/04         $15.20      $16.51
03/30/04         $15.21      $16.59
03/31/04         $15.27      $16.67
04/01/04         $15.27      $16.72
04/02/04         $15.18      $16.56
04/03/04         $15.18      $16.56
04/04/04         $15.18      $16.56
04/05/04         $15.14      $16.50
04/06/04         $15.17      $16.40
04/07/04         $15.18      $16.40
04/08/04         $15.16      $16.45
04/09/04         $15.16      $16.45
04/10/04         $15.16      $16.45
04/11/04         $15.16      $16.45
04/12/04         $15.15      $16.52
04/13/04         $15.08      $16.26
04/14/04         $15.08      $15.75
04/15/04         $15.07      $15.64
04/16/04         $15.11      $15.99
04/17/04         $15.11      $15.99
04/18/04         $15.11      $15.99
04/19/04         $15.10      $16.00
04/20/04         $15.07      $15.89
04/21/04         $15.09      $15.45
04/22/04         $15.15      $15.65
04/23/04         $15.13      $15.60
04/24/04         $15.13      $15.60
04/25/04         $15.13      $15.60
04/26/04         $15.11      $15.21
04/27/04         $15.14      $15.41
04/28/04         $15.10      $15.45
04/29/04         $15.05      $15.55
04/30/04         $15.08      $15.70
05/01/04         $15.08      $15.70
05/02/04         $15.08      $15.70
05/03/04         $15.08      $15.90
05/04/04         $15.07      $15.85
05/05/04         $15.08      $15.85
05/06/04         $15.06      $15.50
05/07/04         $14.96      $15.23
05/08/04         $14.96      $15.23
05/09/04         $14.96      $15.23
05/10/04         $14.94      $14.95
05/11/04         $14.95      $15.02
05/12/04         $14.94      $15.07
05/13/04         $14.95      $15.40
05/14/04         $14.98      $15.50
05/15/04         $14.98      $15.50
05/16/04         $14.98      $15.50
05/17/04         $15.02      $15.41
05/18/04         $15.04      $15.60
05/19/04         $15.04      $15.70
05/20/04         $15.05      $15.72
05/21/04         $15.05      $15.76
05/22/04         $15.05      $15.76
05/23/04         $15.05      $15.76
05/24/04         $15.09      $15.58
05/25/04         $15.12      $15.60
05/26/04         $15.17      $15.64
05/27/04         $15.20      $15.80
05/28/04         $15.22      $15.84
05/29/04         $15.22      $15.84
05/30/04         $15.22      $15.84
05/31/04         $15.22      $15.84
06/01/04         $15.21      $15.84
06/02/04         $15.21      $15.96
06/03/04         $15.21      $15.95
06/04/04         $15.23      $16.08
06/05/04         $15.23      $16.08
06/06/04         $15.23      $16.08
06/07/04         $15.12      $15.86
06/08/04         $15.13      $15.81
06/09/04         $15.11      $15.89
06/10/04         $15.12      $15.95
06/11/04         $15.12      $15.95
06/12/04         $15.12      $15.95
06/13/04         $15.12      $15.95
06/14/04         $15.09      $16.05
06/15/04         $15.15      $16.16
06/16/04         $15.16      $16.08
06/17/04         $15.17      $16.15

                  NAV         PRICE
                  ---         -----
06/18/04         $15.18      $16.18
06/19/04         $15.18      $16.18
06/20/04         $15.18      $16.18
06/21/04         $15.18      $16.10
06/22/04         $15.18      $16.24
06/23/04         $15.23      $16.23
06/24/04         $15.24      $16.28
06/25/04         $15.29      $16.21
06/26/04         $15.29      $16.21
06/27/04         $15.29      $16.21
06/28/04         $15.24      $16.09
06/29/04         $15.26      $16.17
06/30/04         $15.30      $16.20
07/01/04         $15.29      $16.27
07/02/04         $15.33      $16.21
07/03/04         $15.33      $16.21
07/04/04         $15.33      $16.21
07/05/04         $15.33      $16.21
07/06/04         $15.34      $16.35
07/07/04         $15.31      $16.40
07/08/04         $15.29      $16.45
07/09/04         $15.31      $16.50
07/10/04         $15.31      $16.50
07/11/04         $15.31      $16.50
07/12/04         $15.31      $16.42
07/13/04         $15.18      $16.55
07/14/04         $15.21      $16.59
07/15/04         $15.20      $16.50
07/16/04         $15.26      $16.40
07/17/04         $15.26      $16.40
07/18/04         $15.26      $16.40
07/19/04         $15.27      $16.58
07/20/04         $15.27      $16.34
07/21/04         $15.23      $16.45
07/22/04         $15.24      $16.40
07/23/04         $15.24      $16.49
07/24/04         $15.24      $16.49
07/25/04         $15.24      $16.49
07/26/04         $15.22      $16.45
07/27/04         $15.23      $16.47
07/28/04         $15.21      $16.41
07/29/04         $15.23      $16.66
07/30/04         $15.27      $16.75
07/31/04         $15.27      $16.75
08/01/04         $15.27      $16.75
08/02/04         $15.28      $16.83
08/03/04         $15.29      $16.75
08/04/04         $15.30      $16.72
08/05/04         $15.29      $16.68
08/06/04         $15.18      $16.68
08/07/04         $15.18      $16.68
08/08/04         $15.18      $16.68
08/09/04         $15.20      $16.72
08/10/04         $15.23      $16.75
08/11/04         $15.22      $16.80
08/12/04         $15.23      $16.66
08/13/04         $15.27      $16.56
08/14/04         $15.27      $16.56
08/15/04         $15.27      $16.56
08/16/04         $15.28      $16.60
08/17/04         $15.33      $16.55
08/18/04         $15.37      $16.57
08/19/04         $15.37      $16.63
08/20/04         $15.39      $16.55
08/21/04         $15.39      $16.55
08/22/04         $15.39      $16.55
08/23/04         $15.37      $16.63
08/24/04         $15.35      $16.98
08/25/04         $15.39      $16.94
08/26/04         $15.42      $16.85
08/27/04         $15.46      $17.00
08/28/04         $15.46      $17.00
08/29/04         $15.46      $17.00
08/30/04         $15.50      $17.00
08/31/04         $15.54      $17.00
09/01/04         $15.57      $17.13
09/02/04         $15.57      $17.08
09/03/04         $15.54      $17.20
09/04/04         $15.54      $17.20
09/05/04         $15.54      $17.20
09/06/04         $15.54      $17.20
09/07/04         $15.56      $17.20
09/08/04         $15.43      $16.99
09/09/04         $15.46      $16.99
09/10/04         $15.50      $16.97
09/11/04         $15.50      $16.97
09/12/04         $15.50      $16.97
09/13/04         $15.65      $17.05
09/14/04         $15.66      $17.26

                  NAV         PRICE
                  ---         -----
09/15/04         $15.66      $17.42
09/16/04         $15.70      $17.43
09/17/04         $15.72      $17.45
09/18/04         $15.72      $17.45
09/19/04         $15.72      $17.45
09/20/04         $15.73      $17.26
09/21/04         $15.70      $17.60
09/22/04         $15.71      $17.43
09/23/04         $15.74      $17.41
09/24/04         $15.75      $17.25
09/25/04         $15.75      $17.25
09/26/04         $15.75      $17.25
09/27/04         $15.76      $17.32
09/28/04         $15.76      $17.11
09/29/04         $15.74      $17.12
09/30/04         $15.72      $17.30
10/01/04         $15.75      $17.28
10/02/04         $15.75      $17.28
10/03/04         $15.75      $17.28
10/04/04         $15.78      $17.35
10/05/04         $15.72      $17.39
10/06/04         $15.74      $17.48
10/07/04         $15.58      $17.43
10/08/04         $15.62      $17.54
10/09/04         $15.62      $17.54
10/10/04         $15.62      $17.54
10/11/04         $15.62      $17.51
10/12/04         $15.63      $17.50
10/13/04         $15.63      $17.45
10/14/04         $15.60      $17.44
10/15/04         $15.60      $17.43
10/16/04         $15.60      $17.43
10/17/04         $15.60      $17.43
10/18/04         $15.61      $17.52
10/19/04         $15.61      $17.48
10/20/04         $15.65      $17.55
10/21/04         $15.66      $17.52
10/22/04         $15.66      $17.35
10/23/04         $15.66      $17.35
10/24/04         $15.66      $17.35
10/25/04         $15.64      $17.49
10/26/04         $15.67      $17.49
10/27/04         $15.70      $17.52
10/28/04         $15.71      $17.56
10/29/04         $15.74      $17.60
10/30/04         $15.74      $17.60
10/31/04         $15.74      $17.60
11/01/04         $15.73      $17.59
11/02/04         $15.75      $17.66
11/03/04         $15.79      $17.92
11/04/04         $15.81      $17.83
11/05/04         $15.80      $17.66
11/06/04         $15.80      $17.66
11/07/04         $15.80      $17.66
11/08/04         $15.67      $17.49
11/09/04         $15.68      $17.35
11/10/04         $15.67      $17.33
11/11/04         $15.70      $17.34
11/12/04         $15.70      $17.36
11/13/04         $15.70      $17.36
11/14/04         $15.70      $17.36
11/15/04         $15.75      $17.40
11/16/04         $15.75      $17.49
11/17/04         $15.78      $17.47
11/18/04         $15.77      $17.40
11/19/04         $15.75      $17.99
11/20/04         $15.75      $17.99
11/21/04         $15.75      $17.99
11/22/04         $15.77      $18.17
11/23/04         $15.77      $18.20
11/24/04         $15.77      $18.20
11/25/04         $15.77      $18.20
11/26/04         $15.85      $18.24
11/27/04         $15.85      $18.24
11/28/04         $15.85      $18.24
11/29/04         $15.83      $18.26
11/30/04         $15.84      $18.21
12/01/04         $15.89      $18.43
12/02/04         $15.86      $18.40
12/03/04         $15.91      $18.60
12/04/04         $15.91      $18.60
12/05/04         $15.91      $18.60
12/06/04         $15.37      $18.20
12/07/04         $15.36      $18.18
12/08/04         $15.23      $17.70
12/09/04         $15.24      $17.49
12/10/04         $15.26      $17.61
12/11/04         $15.26      $17.61
12/12/04         $15.26      $17.61

                  NAV         PRICE
                  ---         -----
12/13/04         $15.28      $17.52
12/14/04         $15.28      $17.55
12/15/04         $15.32      $17.53
12/16/04         $15.39      $18.10
12/17/04         $15.39      $18.26
12/18/04         $15.39      $18.26
12/19/04         $15.39      $18.26
12/20/04         $15.40      $18.32
12/21/04         $15.43      $18.22
12/22/04         $15.09      $17.85
12/23/04         $15.11      $17.86
12/24/04         $15.11      $17.86
12/25/04         $15.11      $17.86
12/26/04         $15.11      $17.86
12/27/04         $15.09      $17.80
12/28/04         $15.11      $17.80
12/29/04         $15.06      $17.97
12/30/04         $15.07      $18.02
12/31/04         $15.07      $18.11
01/01/05         $15.07      $18.11
01/02/05         $15.07      $18.11
01/03/05         $15.08      $18.02
01/04/05         $15.05      $17.97
01/05/05         $15.05      $17.66
01/06/05         $15.07      $17.74
01/07/05         $14.95      $17.57
01/08/05         $14.95      $17.57
01/09/05         $14.95      $17.57
01/10/05         $14.96      $17.33
01/11/05         $14.96      $17.23
01/12/05         $14.97      $17.13
01/13/05         $15.00      $17.13
01/14/05         $15.02      $17.26
01/15/05         $15.02      $17.26
01/16/05         $15.02      $17.26
01/17/05         $15.02      $17.26
01/18/05         $15.10      $17.50
01/19/05         $15.11      $17.60
01/20/05         $15.13      $17.63
01/21/05         $15.13      $17.59
01/22/05         $15.13      $17.59
01/23/05         $15.13      $17.59
01/24/05         $15.11      $17.65
01/25/05         $15.12      $17.55
01/26/05         $15.14      $17.68
01/27/05         $15.14      $17.49
01/28/05         $15.18      $17.53
01/29/05         $15.18      $17.53
01/30/05         $15.18      $17.53
01/31/05         $15.18      $17.65
02/01/05         $15.19      $17.71
02/02/05         $15.20      $17.86
02/03/05         $15.20      $17.99
02/04/05         $15.26      $17.92
02/05/05         $15.26      $17.92
02/06/05         $15.26      $17.92
02/07/05         $15.27      $17.95
02/08/05         $15.13      $17.60
02/09/05         $15.12      $17.75
02/10/05         $15.11      $17.48
02/11/05         $15.12      $17.60
02/12/05         $15.12      $17.60
02/13/05         $15.12      $17.60
02/14/05         $15.12      $17.61
02/15/05         $15.14      $17.67
02/16/05         $15.15      $17.61
02/17/05         $15.14      $17.52
02/18/05         $15.14      $17.41
02/19/05         $15.14      $17.41
02/20/05         $15.14      $17.41
02/21/05         $15.14      $17.41
02/22/05         $15.14      $17.37
02/23/05         $15.15      $17.18
02/24/05         $15.17      $17.33
02/25/05         $15.21      $17.34
02/26/05         $15.21      $17.34
02/27/05         $15.21      $17.34
02/28/05         $15.20      $17.27
03/01/05         $15.20      $17.24
03/02/05         $15.21      $17.21
03/03/05         $15.23      $17.16
03/04/05         $15.28      $17.17
03/05/05         $15.28      $17.17
03/06/05         $15.28      $17.17
03/07/05         $15.30      $17.21
03/08/05         $15.31      $17.28
03/09/05         $15.13      $17.07
03/10/05         $15.13      $16.80
03/11/05         $15.13      $16.65

                  NAV         PRICE
                  ---         -----
03/12/05         $15.13      $16.65
03/13/05         $15.13      $16.65
03/14/05         $15.15      $16.30
03/15/05         $15.13      $16.21
03/16/05         $15.10      $15.95
03/17/05         $15.10      $16.10
03/18/05         $15.10      $16.11
03/19/05         $15.10      $16.11
03/20/05         $15.10      $16.11
03/21/05         $15.08      $15.91
03/22/05         $15.05      $15.91
03/23/05         $15.05      $15.85
03/24/05         $15.07      $15.76
03/25/05         $15.07      $15.76
03/26/05         $15.07      $15.76
03/27/05         $15.07      $15.76
03/28/05         $15.08      $16.20
03/29/05         $15.04      $16.24
03/30/05         $15.02      $16.44
03/31/05         $15.04      $16.50
04/01/05         $15.05      $16.71
04/02/05         $15.05      $16.71
04/03/05         $15.05      $16.71
04/04/05         $15.05      $16.87
04/05/05         $15.04      $16.85
04/06/05         $15.06      $17.00
04/07/05         $15.08      $17.00
04/08/05         $14.93      $16.67
04/09/05         $14.93      $16.67
04/10/05         $14.93      $16.67
04/11/05         $14.93      $16.42
04/12/05         $14.94      $16.10
04/13/05         $14.92      $15.94
04/14/05         $14.90      $15.73
04/15/05         $14.87      $15.99
04/16/05         $14.87      $15.99
04/17/05         $14.87      $15.99
04/18/05         $14.89      $16.03
04/19/05         $14.92      $16.19
04/20/05         $14.90      $16.30
04/21/05         $14.92      $16.19
04/22/05         $14.92      $16.09
04/23/05         $14.92      $16.09
04/24/05         $14.92      $16.09
04/25/05         $14.91      $16.25
04/26/05         $14.89      $16.32
04/27/05         $14.86      $16.44
04/28/05         $14.83      $16.32
04/29/05         $14.83      $16.50
04/30/05         $14.83      $16.50
05/01/05         $14.83      $16.50
05/02/05         $14.83      $16.35
05/03/05         $14.84      $16.19
05/04/05         $14.87      $16.50
05/05/05         $14.87      $16.86
05/06/05         $14.81      $16.70
05/07/05         $14.81      $16.70
05/08/05         $14.81      $16.70
05/09/05         $14.68      $16.57
05/10/05         $14.67      $16.38
05/11/05         $14.65      $16.37
05/12/05         $14.61      $16.34
05/13/05         $14.67      $16.19
05/14/05         $14.67      $16.19
05/15/05         $14.67      $16.19
05/16/05         $14.66      $16.29
05/17/05         $14.67      $16.23
05/18/05         $14.72      $16.25
05/19/05         $14.73      $16.44
05/20/05         $14.74      $16.44
05/21/05         $14.74      $16.44
05/22/05         $14.74      $16.44
05/23/05         $14.71      $16.60
05/24/05         $14.68      $16.64
05/25/05         $14.72      $16.62
05/26/05         $14.77      $16.72
05/27/05         $14.77      $16.90
05/28/05         $14.77      $16.90
05/29/05         $14.77      $16.90
05/30/05         $14.77      $16.90
05/31/05         $14.80      $17.00
06/01/05         $14.84      $16.98
06/02/05         $14.87      $16.99
06/03/05         $14.85      $16.98
06/04/05         $14.85      $16.98
06/05/05         $14.85      $16.98
06/06/05         $14.85      $17.08
06/07/05         $14.84      $17.33
06/08/05         $14.82      $17.62

                  NAV         PRICE
                  ---         -----
06/09/05         $14.69      $17.35
06/10/05         $14.70      $17.15
06/11/05         $14.70      $17.15
06/12/05         $14.70      $17.15
06/13/05         $14.68      $17.20
06/14/05         $14.70      $17.20
06/15/05         $14.72      $17.24
06/16/05         $14.75      $17.09
06/17/05         $14.76      $17.40
06/18/05         $14.76      $17.40
06/19/05         $14.76      $17.40
06/20/05         $14.77      $17.49
06/21/05         $14.74      $17.45
06/22/05         $14.77      $17.35
06/23/05         $14.75      $17.45
06/24/05         $14.75      $17.50
06/25/05         $14.75      $17.50
06/26/05         $14.75      $17.50
06/27/05         $14.75      $17.70
06/28/05         $14.77      $17.63
06/29/05         $14.77      $17.50
06/30/05         $14.73      $17.50
07/01/05         $14.75      $17.53
07/02/05         $14.75      $17.53
07/03/05         $14.75      $17.53
07/04/05         $14.75      $17.53
07/05/05         $14.76      $17.55
07/06/05         $14.76      $17.65
07/07/05         $14.77      $17.71
07/08/05         $14.65      $17.56
07/09/05         $14.65      $17.56
07/10/05         $14.65      $17.56
07/11/05         $14.67      $17.55
07/12/05         $14.70      $17.63
07/13/05         $14.70      $17.52
07/14/05         $14.70      $17.53
07/15/05         $14.72      $17.49
07/16/05         $14.72      $17.49
07/17/05         $14.72      $17.49
07/18/05         $14.74      $17.52
07/19/05         $14.78      $17.69
07/20/05         $14.81      $17.65
07/21/05         $14.82      $17.59
07/22/05         $14.85      $17.70
07/23/05         $14.85      $17.70
07/24/05         $14.85      $17.70
07/25/05         $14.85      $17.70
07/26/05         $14.87      $17.74
07/27/05         $14.89      $17.67
07/28/05         $14.93      $17.85
07/29/05         $14.93      $17.94
07/30/05         $14.93      $17.94
07/31/05         $14.93      $17.94
08/01/05         $14.95      $17.90
08/02/05         $14.98      $18.15
08/03/05         $14.97      $17.99
08/04/05         $14.97      $17.85
08/05/05         $14.96      $17.78
08/06/05         $14.96      $17.78
08/07/05         $14.96      $17.78
08/08/05         $14.95      $17.50
08/09/05         $14.82      $17.33
08/10/05         $14.83      $17.49
08/11/05         $14.85      $17.53
08/12/05         $14.87      $17.65
08/13/05         $14.87      $17.65
08/14/05         $14.87      $17.65
08/15/05         $14.84      $17.64
08/16/05         $14.87      $17.63
08/17/05         $14.87      $17.61
08/18/05         $14.90      $17.57
08/19/05         $14.89      $17.70
08/20/05         $14.89      $17.70
08/21/05         $14.89      $17.70
08/22/05         $14.90      $17.61
08/23/05         $14.91      $17.79
08/24/05         $14.93      $17.79
08/25/05         $14.94      $17.75
08/26/05         $14.93      $18.05
08/27/05         $14.93      $18.05
08/28/05         $14.93      $18.05
08/29/05         $14.95      $17.91
08/30/05         $14.95      $17.85
08/31/05         $14.98      $17.84
09/01/05         $14.99      $18.02
09/02/05         $14.96      $18.08
09/03/05         $14.96      $18.08
09/04/05         $14.96      $18.08
09/05/05         $14.96      $18.08

                  NAV         PRICE
                  ---         -----
09/06/05         $14.97      $18.03
09/07/05         $14.96      $18.00
09/08/05         $14.94      $18.03
09/09/05         $14.82      $18.05
09/10/05         $14.82      $18.05
09/11/05         $14.82      $18.05
09/12/05         $14.82      $17.95
09/13/05         $14.83      $17.85
09/14/05         $14.83      $17.95
09/15/05         $14.82      $17.84
09/16/05         $14.84      $17.82
09/17/05         $14.84      $17.82
09/18/05         $14.84      $17.82
09/19/05         $14.82      $17.90
09/20/05         $14.78      $17.88
09/21/05         $14.76      $17.90
09/22/05         $14.76      $17.91
09/23/05         $14.76      $17.90
09/24/05         $14.76      $17.90
09/25/05         $14.76      $17.90
09/26/05         $14.76      $18.01
09/27/05         $14.76      $18.01
09/28/05         $14.76      $17.93
09/29/05         $14.76      $17.95
09/30/05         $14.76      $17.94



* NET ASSET VALUE IS CALCULATED AFTER THE CLOSE OF THE EXCHANGES EACH DAY BY TAKING THE CLOSING MARKET VALUE OF ALL PORTFOLIO SECURITIES OWNED PLUS ALL OTHER ASSETS SUCH AS CASH, SUBTRACTING ALL LIABILITIES, THEN DIVIDING THE RESULT (TOTAL NET ASSETS) BY THE TOTAL NUMBER OF SHARES OUTSTANDING. THE MARKET PRICE IS THE LAST REPORTED PRICE AT WHICH A SECURITY WAS SOLD ON AN EXCHANGE.

PERFORMANCE INFORMATION
                                                          ----------------------------------------
                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                COMMENCEMENT
                                              SIX               1               OF INVESTMENT
AS OF SEPTEMBER 30, 2005                    MONTHS*           YEAR              OPERATIONS(1)
------------------------------------------------------------------------------------------------------
MARKET VALUE                                 14.87%         22.28%                    23.18%
------------------------------------------------------------------------------------------------------
NET ASSET VALUE                               3.75%         10.72%                    15.35%
------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS BA
HIGH YIELD INDEX(2)                           4.28%          5.50%                     8.21%
------------------------------------------------------------------------------------------------------
   * AGGREGATE.

                           RMK HIGH INCOME FUND, INC.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 800-564-2188. TOTAL RETURNS ASSUME AN INVESTMENT AT THE COMMON SHARE MARKET PRICE OR NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS FOR THE PERIOD IN ACCORDANCE WITH THE FUND'S DIVIDEND REINVESTMENT PLAN, AND SALE OF ALL SHARES AT THE CLOSING MARKET PRICE (EXCLUDING ANY COMMISSIONS) OR NET ASSET VALUE AT THE END OF THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE SALE OF FUND SHARES.

1  THE FUND COMMENCED INVESTMENT OPERATIONS ON JUNE 24, 2003.

2 THE LEHMAN BROTHERS BA U. S. HIGH YIELD INDEX COVERS THE UNIVERSE OF FIXED RATE, NON-INVESTMENT GRADE DEBT. PAY-IN-KIND (PIK) BONDS, EUROBONDS, AND DEBT ISSUES FROM COUNTRIES DESIGNATED AS EMERGING MARKETS (E.G., ARGENTINA, BRAZIL, VENEZUELA, ETC.) ARE EXCLUDED, BUT CANADIAN AND GLOBAL BONDS (SEC REGISTERED) OF ISSUERS IN NON-EMG COUNTRIES ARE INCLUDED. ORIGINAL ISSUE ZEROES, STEP-UP COUPON STRUCTURES, AND 144-AS ARE ALSO INCLUDED. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

 PRINCIPAL                                                                                  MARKET
  AMOUNT                                       DESCRIPTION                                 VALUE (b)
------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-INVESTMENT GRADE-18.1% OF NET ASSETS
               CERTIFICATE-BACKED OBLIGATIONS-1.7%
$ 5,000,000    Silver Leaf IA D1FX, 11.54% 5/15/13 (a).........                           $5,225,000
                                                                                          -----------
               COLLATERALIZED DEBT OBLIGATIONS-5.1%
  5,000,000    Commodore 1A C, 6.07% 2/28/37 (a)...............                            3,337,500
  6,553,340    Diversified Asset Securitization 1A A1, 7.875% 9/15/35                      6,913,774
  3,440,000    E-Trade 2003-1A PSC, 11.50% 2/10/37 (a).........                            3,784,000
  1,965,237    E-Trade 2004-1A COM1, 2.00% 1/10/40.............                            1,984,889
                                                                                          -----------
                                                                                          16,020,163
                                                                                          -----------
               EQUIPMENT LEASES-4.1%
 15,264,301    Aerco Limited 2A A3, 4.031% 7/15/25 (a).........                           11,906,155
 16,000,000    Airplanes Repackaging 2004-1A B, Zero Coupon Bond 6/16/31 (a)               1,000,000
                                                                                          -----------
                                                                                          12,906,155
                                                                                          -----------
               FRANCHISE LOANS-2.7%
  5,847,551    Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)                            6,079,593
               Atherton Franchisee 1999-A AX, 1.254% 3/15/19 interest-only strips (a)        539,503
               CNL Funding 1998-1, 1.935% 9/18/12 interest-only strips (a)                 1,921,639
                                                                                          -----------
                                                                                           8,540,735
                                                                                          -----------
               HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE)-1.8%
  2,000,000    Ameriquest Mortgage 2003-8 MV6, 7.58% 10/25/33..                            2,051,444
    960,927    Amresco Residential Securities 1999-1 B, 7.641% 11/25/29                      963,293
  1,000,000    Asset Backed Securities 2005-HE1 M10, 6.641% 3/25/35                          929,060
  2,000,000    Soundview 2005-A B1, 6.28% 4/25/35 (a)..........                            1,706,240
                                                                                          -----------
                                                                                           5,650,037
                                                                                          -----------
               MANUFACTURED HOUSING LOANS-1.7%
  3,000,000    Green Tree Financial 1996-2 M1, 7.60% 4/15/27...                            2,350,431
  3,500,000    Green Tree Financial 1996-9 M1, 7.63% 8/15/27...                            3,020,105
                                                                                          -----------
                                                                                           5,370,536
                                                                                          -----------
               SMALL BUSINESS LOANS-1.0%
  1,645,853    ACLC Business Trust 1998-2 A3, 6.686% 4/15/20 (a)                           1,622,827
               United Capital Markets 2003-A NOTE, 2.30% 11/8/27 interest only strips (a)  1,513,509
                                                                                          -----------
                                                                                           3,136,336
                                                                                          -----------
                TOTAL ASSET BACKED SECURITIES-INVESTMENT GRADE
                (COST $56,675,061)                                                        56,848,962
                                                                                          -----------

PRINCIPAL                                                                                   MARKET
  AMOUNT                                       DESCRIPTION                                 VALUE (b)
------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-NON-INVESTMENT GRADE-50.6% OF NET ASSETS
                CERTIFICATE-BACKED OBLIGATIONS-0.8%
$ 1,000,000     Preferred Term Securities II, 5/22/33 (a)(f)....                          $1,030,030
  1,700,000     US Capital Funding I, 10.00% 5/1/34 (a).........                           1,632,000
                                                                                          -----------
                                                                                           2,662,030
                                                                                          -----------
                COLLATERALIZED DEBT OBLIGATIONS-2.6%
  1,000,000     Halyard CBO 1A B, 4.77% 3/24/10 (a).............                             770,000
  2,975,286     Hewett's Island 2004-1A COM, 12.00% 12/15/16....                           2,975,286
  1,950,000     MKP 4A CS, 2.00% 7/12/40 (a)....................                           1,950,000
  1,000,000     Stanfield 2A D1, 9.699% 4/15/15 (a).............                             982,500
  1,000,000     VALEO 3A B1, 6.371% 12/15/13 (a)................                             757,500
  1,000,000     Wibraham CBD Limited 1A, 4.46% 7/13/12 (a)......                             762,500
                                                                                          -----------
                                                                                           8,197,786
                                                                                          -----------
                COMMERCIAL LOANS-4.8%
    762,032     CS First Boston Mortgage 1995-WF1 G, 9.00% 12/21/27                          734,027
  3,565,295     Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)                           3,549,872
  4,000,000     Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                           2,700,000
 12,078,107     Enterprise Mortgage 2000-1 A2, 7.449% 1/15/27 (a)                          6,824,130
  2,000,000     Merrill Lynch Mortgage 1998-C1 F, 6.25% 11/15/26                           1,189,580
                                                                                          -----------
                                                                                          14,997,609
                                                                                          -----------
                EQUIPMENT LEASES-21.5%
 18,000,000     Aircraft Finance Trust 1999-1A A1, 4.248% 5/15/24                         11,295,000
 20,000,000     Airplanes Pass Through Trust 2001-1A A9, 4.318% 3/15/19                   10,800,000
    449,009     DVI Receivables 2000-2 A4, 7.115% 11/12/08......                             425,436
  1,668,399     DVI Receivables 2001-2 A3, 3.519% 11/8/31.......                           1,384,772
  1,489,957     DVI Receivables 2001-2 A4, 4.613% 11/11/09......                           1,251,564
  9,206,204     DVI Receivables 2002-1 A3A, 4.09% 6/11/10.......                           6,651,483
  9,000,000     Lease Investment Flight Trust 1 A1, 4.158% 7/15/31                         6,075,000
  1,000,000     Pegasus Aviation 2000-1 A2, 8.37% 3/25/30 (a)...                             635,000
 20,000,000     Pegasus Aviation 2001-1A A1, 4.208% 5/10/31 (a).                          10,200,000
 14,205,366     Pegasus Aviation 2001-1A A3, 4.408% 3/10/14 (a).                          11,097,942
  1,845,870     Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)                         895,247
 12,000,000     Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)                       5,850,000
  3,517,584     Pegasus Aviation Lease 2001-1A B1, 4.59% 5/10/31 (a)                         633,165
  1,758,792     Pegasus Aviation Lease 2001-1A B2, 7.27% 5/10/31 (a)                         386,934
                                                                                          -----------
                                                                                          67,581,543
                                                                                          -----------
                FRANCHISE LOANS-3.6%
  1,000,000     Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23....                             618,510
  3,548,000     Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25 (a)                          3,125,540
  4,295,665     FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)..                           3,227,264
  3,772,672     FMAC Loan Trust 1996-B A2, 4.09% 11/15/18 (a)...                           2,584,281

 PRINCIPAL                                                                                 MARKET
  AMOUNT                                       DESCRIPTION                                VALUE (b)
------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-NON-INVESTMENT GRADE (CONTINUED)
                 FRANCHISE LOANS (CONTINUED)
$ 2,283,227      FMAC Loan Trust 1998-A A3, 6.69% 9/15/20 (a)...                        $1,735,252
                                                                                        -----------
                                                                                        11,290,847
                                                                                        -----------
                 HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE)-10.2%
  2,500,000      Ace Securities 2004-FM1 B1A, 7.141% 9/25/33....                         2,300,000
  2,000,000      Ace Securities 2004-HE4 B, 7.141% 12/25/34 (a).                         1,680,000
  6,000,000      Ace Securities 2004-OP1 B, 7.141% 4/25/34......                         5,400,000
  2,000,000      Ace Securities 2005-HE5 B2, 6.559% 8/25/35 (a).                         1,458,600
  1,003,876      Conseco Finance 2001-A IB2, 10.30% 3/15/32.....                           975,040
  1,950,656      Delta Funding Home Equity 1997-2 B3, 7.80% 6/25/27                        840,967
  1,215,772      Delta Funding Home Equity 1999-3 B, 7.60% 1/15/30                       1,056,251
  3,000,000      Delta Funding Home Equity 2000-1 B, 8.09% 5/15/30                       2,819,550
  2,000,000      Equifirst Mortgage 2004-2 B1, 7.041% 7/25/34 (a)                        1,800,000
  1,000,000      Equifirst Mortgage 2005-1 B3, 6.891% 4/25/35 (a)                          835,000
  1,000,000      Equifirst Mortgage 2005-1 B4, 7.08% 4/25/35 (a)                           830,000
  2,000,000      Greenwich 2005-1A N2, 4.15% 1/20/45 (a)........                         1,500,000
  1,471,830      IMC Home Equity 1997-3 B, 7.87% 8/20/28........                           824,225
  2,899,012      IMC Home Equity 1997-5 B, 7.59% 11/20/28.......                         1,910,032
  2,000,000      Merrill Lynch Mortgage 2005-SL1 B5, 7.141% 6/25/35 (a)                  1,784,400
  1,830,000      Terwin Mortgage 2004-16SL B3, 7.96% 10/25/34 (a)                        1,555,500
                 Terwin Mortgage 2005-3SL B6, 11.50% 3/25/35 interest-only strips        2,700,000
  2,000,000      Terwin Mortgage 2005-7SL, 6.50% 7/25/35 (a)....                         1,720,600
                                                                                        -----------
                                                                                        31,990,165
                                                                                        -----------
                 MANUFACTURED HOUSING LOANS-6.1%
5,000,000        Conseco Finance 2000-6 M1, 7.72% 9/1/32........                         1,600,000
4,000,000        Conseco Finance 2001-1 M1, 7.535% 7/1/32.......                           868,948
3,576,357        Green Tree Financial 1996-4 M1, 7.75% 6/15/27..                         2,899,818
2,000,000        Green Tree Financial 1997-3 M1, 7.53% 3/15/28..                         1,230,000
3,000,000        Green Tree Financial 1997-8 M1, 7.02% 10/15/27.                         2,079,186
3,000,000        Green Tree Financial 1999-4 M1, 7.60% 5/1/31...                           432,309
12,000,000       Green Tree Financial 1999-5 M1, 8.05% 3/1/30...                         1,620,000
21,505,000       Madison Avenue Manufactured Housing 2002-A B2,
                    6.891% 3/25/32..............................                         7,150,412
2,000,000        Merit Securities 12-1 1M2, 8.35% 7/28/33.......                         1,201,610
                                                                                        -----------
                                                                                        19,082,283
                                                                                        -----------
                 RECREATIONAL EQUIPMENT-0.2%
 819,706         Green Tree Recreational Equipment 1996-B CTFS, 7.70% 7/15/18              754,130
                                                                                        -----------
                 SMALL BUSINESS LOANS-0.8%
                 FMAC Loan Trust 1998-CA AX, 1.796% 9/15/18 interest-only strips (a)     2,692,743
                                                                                        -----------
                    TOTAL ASSET BACKED SECURITIES-NON-INVESTMENT GRADE
                    (COST $166,827,205)                                                 159,249,136
                                                                                        -----------

 PRINCIPAL                                                                                 MARKET
  AMOUNT                                       DESCRIPTION                                VALUE (b)
---------------------------------------------------------------------------------------------------
CORPORATE BONDS-INVESTMENT GRADE-0.3% OF NET ASSETS
                 RETAIL-0.3%
$ 900,000        Albertson's, 7.75% 6/15/26........................                      $ 785,961
                                                                                         ----------
                   TOTAL CORPORATE BONDS-INVESTMENT GRADE
                   (COST $786,014)                                                         785,961
                                                                                         ----------
CORPORATE BONDS-NON-INVESTMENT GRADE-31.7% OF NET ASSETS
                 APPLIANCES-0.6%
2,050,000        Windmere-Durable, 10.00% 7/31/08.................                       1,927,000
                                                                                         ----------
                 AUTOMOTIVES-0.9%
  375,000        Ford Motor, 9.215% 9/15/21........................                        338,437
  625,000        Ford Motor, 9.98% 2/15/47.........................                        564,062
1,075,000        General Motors, 8.25% 7/15/23.....................                        835,812
1,550,000        General Motors, 8.375% 7/15/33....................                      1,209,000
                                                                                         ----------
                                                                                         2,947,311
                                                                                         ----------
                 AUTOMOTIVE PARTS & EQUIPMENT-0.9%
  400,000        Delphi Automotive, 6.55% 6/15/06..................                        286,008
2,650,000        Dura Operating, 9.00% 5/1/09......................                      1,841,750
  800,000        Metaldyne Corp., 10.00% 11/1/13 (a)...............                        696,000
                                                                                        ----------
                                                                                         2,823,758
                                                                                        ----------
                 BASIC MATERIALS-2.3%
2,050,000        Edgen Acquisition, 9.875% 2/1/11..................                      2,060,250
1,800,000        Millar Western, 7.75% 11/15/13....................                      1,518,030
3,650,000        OM Group, 9.25% 12/15/11..........................                      3,713,875
                                                                                        ----------
                                                                                         7,292,155
                                                                                        ----------
                 BUILDING & CONSTRUCTION-1.3%
4,200,000        MMI Products, 11.25% 4/15/07......................                      4,011,000
                                                                                        ----------
                 COMMUNICATIONS-1.4%
1,000,000        Charter, 10.00% 5/15/11...........................                        725,000
3,375,000        Charter Communication, Zero Coupon Bond 5/15/11...                      2,413,125
1,200,000        Penton Media, 10.375% 6/15/11.....................                      1,116,000
                                                                                        ----------
                                                                                         4,254,125
                                                                                        ----------
                 CONSULTING SERVICES-1.1%
2,300,000        MSX International, 11.375% 1/15/08................                      1,610,000
2,000,000        MSX International, 11.00% 10/15/07................                      1,990,000
                                                                                        ----------
                                                                                         3,600,000
                                                                                        ----------
                 ELECTRONICS-1.2%
4,000,000        Motors and Gears, 10.75% 11/15/06.................                      3,800,000
                                                                                        ----------
                 ENERGY-0.4%
1,200,000        United Refining, 10.50% 8/15/12...................                      1,272,000
                                                                                        ----------

 PRINCIPAL                                                                                  MARKET
  AMOUNT                                      DESCRIPTION                                 VALUE (b)
------------------------------------------------------------------------------------------------------
CORPORATE BONDS-NON-INVESTMENT GRADE (CONTINUED)
                 FINANCE-2.1%
$1,752,000       Advanta Capital Trust I, 8.99% 12/17/26..........                      $1,769,520
   850,000       Citisteel USA, 10.00% 9/1/10 (a).................                         841,500
   813,000       Labranche, 11.00% 5/15/12........................                         898,365
 1,850,000       Rafaella Apparel, 11.25% 6/15/11 (a).............                       1,803,750
 2,000,000       Triton Aviation 1A A, 4.341% 6/15/25 (a).........                       1,345,000
                                                                                       -----------
                                                                                         6,658,135
                                                                                       -----------
                 FOOD-0.5%
 1,800,000       Merisant, 9.50% 7/15/13 (a)......................                       1,224,000
   400,000       Di Giorgio Corp., 10.00% 6/15/07.................                         396,000
                                                                                       -----------
                                                                                         1,620,000
                                                                                       -----------
                 GARDEN PRODUCTS-0.3%
 1,190,000       Ames True Temper, 10.00% 7/15/12.................                         943,075
                                                                                       -----------
                 HUMAN RESOURCES-0.4%
 1,350,000       Comforce Operating, 12.00% 12/1/07...............                       1,346,625
                                                                                       -----------
                 INDUSTRIAL-6.3%
 3,000,000       Consolidated Container, 10.125% 7/15/09..........                       1,995,000
 3,550,000       Constar International, 11.00% 12/1/12............                       2,236,500
 2,500,000       Continental Global Group, 9.00% 10/1/08..........                       2,467,225
   750,000       Elgin National, 11.00% 11/1/07...................                         703,717
 2,300,000       GSI Group, 12.00% 5/15/13 (a)....................                       2,360,375
 1,800,000       Intermet, Zero Coupon Bond 6/15/09 in default....                         603,000
   900,000       Trimas Corp., 9.875% 6/15/2012...................                         738,540
 3,200,000       US Can, 12.375% 10/1/10..........................                       3,048,000
 3,500,000       VITRO S.A., 11.75% 11/1/13 (a)...................                       3,255,000
 2,925,000       Wolverine Tube, 7.375% 8/1/08 (a)................                       2,515,500
                                                                                       -----------
                                                                                        19,922,857
                                                                                       -----------
                 MEDICAL PRODUCTS-0.3%
   800,000       Hanger Orthopedic Group, 10.375% 2/15/09.........                         814,000
                                                                                       -----------
                 PHARMACEUTICALS-0.3%
 1,550,000       Curative Health, 10.75% 5/1/11...................                         992,000
                                                                                       -----------
                 RETAIL-2.7%
 2,600,000       General Nutrition Center, 8.50% 12/1/10..........                       2,216,500
 1,500,000       New World Restaurant, 13.00% 7/1/08..............                       1,552,095
 2,150,000       Star Gas Partner, 10.25% 2/15/13.................                       1,752,250
 3,100,000       Uno Restaurant, 10.00% 2/15/11 (a)...............                       2,867,500
                                                                                       -----------
                                                                                         8,388,345
                                                                                       -----------
                 SPECIAL PURPOSE ENTITY-2.4%
 2,500,000       INCAPS Funding II, 10.00% 1/15/34 (a)............                       2,425,000
 2,000,000       ML CLO 97 PILG-1, 7.614% 3/23/09 (a).............                       1,000,000

 PRINCIPAL                                                                                  MARKET
   AMOUNT                                      DESCRIPTION                                 VALUE (b)
------------------------------------------------------------------------------------------------------
CORPORATE BONDS-NON-INVESTMENT GRADE (CONTINUED)
                 SPECIAL PURPOSE ENTITY (CONTINUED)
$3,000,000       MM Community Funding IX, 10.00% 5/1/33 (a).......                      $2,730,000
 1,316,750       TPREF Funding III, 11.00% 1/15/33 (a)............                       1,264,080
                                                                                        ----------
                                                                                         7,419,080
                                                                                        ----------
                 TECHNOLOGY-0.1%
   350,000       Danka Business, 10.00% 4/1/08....................                         325,500
                                                                                        ----------
                 TELECOMMUNICATIONS-3.9%
   775,000       Alestra SA, 8.00% 6/30/10........................                         705,250
 2,400,000       BARAK I.T.C., Zero Coupon Bond 11/15/07 in default (e)                  1,848,000
   375,000       Eschelon Operating, 8.375% 3/15/10...............                         348,750
 4,600,000       Level 3 Financing, 10.75% 10/15/11...............                       3,846,750
   225,000       Millicom International Cellular, 10.00% 12/1/13..                         232,312
 2,925,000       Primus Telecommunications, 8.00% 1/15/14.........                       1,857,375
 1,200,000       Rural Cellular, 9.75% 1/15/10....................                       1,212,000
   250,000       Securus Technologies, 11.00% 9/1/11..............                         222,500
 1,805,000       Time Warner, 10.125% 2/1/11......................                       1,859,150
   200,000       Time Warner Telecommunications, 9.25% 2/15/14....                         202,500
                                                                                        ----------
                                                                                        12,334,587
                                                                                        ----------
                 TOBACCO-0.7%
 2,800,000       North Atlantic Trading, 9.25% 3/1/12.............                       2,100,000
                                                                                        ----------
                 TRANSPORTATION-0.3%
 1,350,000       Evergreen International Aviation, 12.00% 5/15/10.                       1,066,500
                                                                                        ----------
                 TRAVEL-0.3%
 1,000,000       Worldspan Financial, 10.01% 2/15/11 (a)..........                         880,000
                                                                                        ----------
                 UTILITIES-1.0%
 2,250,000       Calpine, 8.75% 7/15/13 (a).......................                       1,591,875
 1,925,000       Calpine, 9.875% 12/1/11 (a)......................                       1,405,250
                                                                                        ----------
                                                                                         2,997,125
                                                                                        ----------
                    TOTAL CORPORATE BONDS-NON-INVESTMENT GRADE
                    (COST $106,666,569)                                                 99,735,178
                                                                                        ----------
MORTGAGE BACKED SECURITIES-INVESTMENT GRADE-4.8% OF NET ASSETS
                 COLLATERALIZED MORTGAGE OBLIGATIONS-4.8%
                 Harborview Mortgage 2003-2 1X, 1.58% 10/19/33 interest-only strips        923,485
                 Harborview Mortgage 2004-8 x, 0.65% 11/19/34 interest-only strips       2,148,592
 4,000,000       Long Beach Mortgage 2004-4 M10, 6.641% 10/25/34..                       4,100,000
                 Mellon Residential 2002-TBC2 X, 1.101% 8/15/32 interest-only strips     1,496,560
 2,000,000       Merrill Lynch 2005-M1, 5.67% 5/25/36.............                       1,609,360
 1,168,483       Sail Net Interest Margin Notes 2004-5A B, 6.75% 6/27/34 (a)             1,171,404
 2,167,000       Structured Asset 2003-BC1 B2, 9.00% 5/25/32......                       2,222,146

 PRINCIPAL                                                                                  MARKET
   AMOUNT                                       DESCRIPTION                                VALUE (b)
------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES-INVESTMENT GRADE (CONTINUED)
                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$1,414,396       Structured Asset 2003-S A, 7.50% 12/28/33 (a)....                      $1,416,164
                                                                                        ----------
                    TOTAL MORTGAGE BACKED SECURITIES-INVESTMENT GRADE
                    (COST $15,914,322)                                                  15,087,711
                                                                                        ----------
MORTGAGE BACKED SECURITIES-NON-INVESTMENT GRADE- 13.1% OF NET ASSETS
                 COLLATERALIZED MORTGAGE OBLIGATIONS-13.1%
 2,500,000        First Franklin Mortgage 2004-FFH2 B2, 7.141% 10/25/34 (a)              2,325,000
 3,000,000        First Franklin Mortgage 2004-FFH3 B1, 7.141% 6/25/34 (a)               2,670,000
 3,000,000        Fremont Home Equity 2005-C B3, 5.63% 7/25/35 (a).                      2,092,500
 2,000,000        Greenwich 2005-2A N2, 3.10% 2/26/35 (a)..........                      1,383,740
 3,000,000        Greenwich 2005-3 N2, 2.00% 6/27/35 (a)...........                      1,858,590
 6,000,000        Greenwich 2005-4 N-2, Zero Coupon Bond, 7/28/45 (a)                    3,090,000
 2,568,000        GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a).......                      2,080,080
 3,325,783        Long Beach Mortgage 2001-4 M3, 6.391% 3/25/32....                      1,596,376
 4,190,000        Long Beach Mortgage 2004-2 B, 7.141% 6/25/34 (a).                      3,854,800
 3,000,000        Long Beach Mortgage 2005-WL1, 6.05% 6/25/35......                      2,620,770
 3,000,000        Meritage Mortgage 2004-2 B1, 6.891% 1/25/35 (a)..                      2,610,000
 2,000,000        Meritage Mortgage 2004-2 B2, 6.891% 1/25/35 (a)..                      1,690,000
 1,013,115        Park Place Securities 2005-WCW1 B, 5.00% 9/25/35 (a)                     934,598
 3,000,000        Park Place Securities 2005-WCW1 M11, 5.96% 9/25/35                     2,352,570
 2,000,000        Park Place Securities 2005-WCW3, 5.981% 8/25/35 (a)                    1,620,000
 2,000,000        Park Place Securities 2005-WHQ1 M10, 6.141% 3/25/35 (a)                1,783,420
 2,000,000        Park Place Securities 2005-WHQ4, 6.088% 9/25/35 (a)                    1,370,300
 2,000,000        People's Choice Home Loan 2004-2 B, 5.00% 10/25/34                     1,652,500
 1,500,000        Popular 2005-4 B2, 6.05% 9/25/35 (a).............                      1,396,875
 1,000,000        Soundview 2005-1 B3, 6.891% 4/25/35 (a)..........                        820,000
 1,000,000        Soundview 2005-2 B2, 6.71% 7/25/35 (a)...........                        815,000
 1,000,000        Soundview 2005-2 B4, 6.46% 7/25/35 (a)...........                        735,000
                                                                                        ----------

                    TOTAL MORTGAGE BACKED SECURITIES-NON-INVESTMENT GRADE
                    (COST $40,709,428)                                                  41,352,119
                                                                                        ----------
GOVERNMENT AGENCY SECURITIES-1.2% OF NET ASSETS
                 GNMA 2003-59 XA, 0.304% 6/16/34 interest-only strips (c)                2,343,792
                 GNMA 2003-64 XA, 0.517% 8/16/43 interest-only strips (c)                1,484,114
                                                                                        ----------
                    TOTAL GOVERNMENT AGENCY SECURITIES
                    (COST $5,574,538)                                                    3,827,906
                                                                                        ----------
MUNICIPAL SECURITIES-0.2% OF NET ASSETS
1,000,000        Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32            525,550
                                                                                        ----------
                    TOTAL MORTGAGE BACKED SECURITIES
                    (COST $625,681)                                                        525,550
                                                                                        ----------

                                             DESCRIPTION                                    MARKET
 SHARES                                                                                   VALUE (b)
----------------------------------------------------------------------------------------------------
COMMON STOCKS-11.7% OF NET ASSETS
  4,800          3M Company..........................................                     $352,128
  7,800          Alliance Capital Management Holding L.P.............                      373,230
 26,300          American Capital Strategies, Ltd....................                      964,158
 30,400          Andrx Corporation (d)...............................                      469,072
 57,700          Anthracite Capital, Inc.............................                      668,166
 12,600          Arthur J. Gallegher & Co............................                      363,006
 28,500          ATI Technologies Inc. (d)...........................                      397,290
 15,300          Bank of America Corporation.........................                      644,130
 13,800          Bois d'Arc Energy LLC (d)...........................                      237,498
  6,500          Burlington Northern Santa Fe Corporation............                      388,700
  6,100          Caterpillar, Inc....................................                      358,375
 10,200          CEMEX, S.A. de C.V..................................                      533,460
  8,500          Cimarex Energy Co. (d)..............................                      385,305
 38,500          Cisco Systems, Inc. (d).............................                      689,920
 25,800          Consolidated Communications Illinois Holdings, Inc. (d)                   350,880
  4,700          Cooper Cameron Corporation (d)......................                      347,471
 15,100          Cree, Inc. (d)......................................                      377,802
 11,900          Cytec Industries Inc................................                      516,222
  2,800          Deere & Company.....................................                      171,360
 17,900          Direct General Corporation..........................                      353,167
 18,700          Dollar General Corporation..........................                      342,958
  1,600          Education Realty Trust..............................                       26,720
  8,600          El DuPont de Nemours and Company....................                      336,862
  3,400          EnCana Corporation (d)..............................                      198,254
  8,600          ENSCO International Incorporated....................                      400,674
 17,700          Enterprise Partners Products L.P....................                      445,686
  6,100          Exxon Mobil Corporation.............................                      387,594
  8,700          Family Dollar Stores, Inc...........................                      172,869
 16,900          First Data Corporation..............................                      676,000
 27,400          Flextronics International Ltd. (d)..................                      352,090
 29,500          Fred's Inc..........................................                      369,045
  7,800          Frontline Ltd.......................................                      344,136
 10,400          General Electric Company............................                      350,168
 12,100          General Maritime Corporation........................                      445,401
 11,000          GlobalSantaFe Corporation...........................                      501,820
 21,200          Ingram Micro Inc. (d)...............................                      393,048
 44,000          InPhonic, Inc. (d)..................................                      605,000
 14,100          Intel Corporation...................................                      347,565
 37,700          Iowa Telecommunications Services, Inc...............                      634,114
  7,600          J.C. Penny Company, Inc.............................                      360,392
 10,550          Kinder Morgan Energy Partners, L.P..................                      557,568
  7,000          KKR Financial Corp. (d).............................                      155,680
 32,400          Korn/Ferry International (d)........................                      531,036
  8,500          L-3 Communications Holdings, Inc....................                      672,095

                                                                                            MARKET
  SHARES                                     DESCRIPTION                                  VALUE (b)
---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
 26,800          Limited Brands, Inc...............................                     $  547,524
 21,400          Lincoln Electric Holdings, Inc....................                        843,160
 15,500          Lloyds TSB Group plc..............................                        515,065
 12,700          Macquarie Infrastructure Company Trust............                        358,140
 12,200          Magellan Midstream Partners, L.P..................                        418,094
 12,000          Manpower Inc......................................                        532,680
 10,200          Marathon Oil Corporation..........................                        703,086
 17,100          Masco Corporation.................................                        524,628
 74,250          MCG Capital Corporation...........................                      1,252,597
 31,000          Microsoft Corporation.............................                        797,630
 18,500          Nam Tai Electronics, Inc..........................                        470,455
 15,200          New Century Financial Corporation.................                        551,304
 24,400          New Skies Satellites Holdings Ltd.................                        513,620
 19,800          Polycom, Inc. (d).................................                        320,166
 34,200          Regal Entertainment Group.........................                        685,368
 17,190          Ship Finance International Limited................                        343,800
 65,700          Taiwan Semiconductor Manufacturing Company Ltd....                        540,054
 89,833          Technology Investment Capital Corporation.........                      1,418,463
 22,650          Teva Pharmaceutical Industries Limited............                        756,963
 27,200          The Home Depot, Inc...............................                      1,037,408
 20,100          Thornburg Mortgage, Inc...........................                        503,706
 13,100          Tidewater Inc.....................................                        637,577
  5,000          Trex Company, Inc. (d)............................                        120,000
 62,600          Trustreet Properties Inc..........................                        979,690
 13,200          Tsakos Energy Navigation Limited..................                        475,464
  9,500          Universal Compression Holdings, Inc. (d)..........                        377,815
  4,900          Valero Energy Corporation.........................                        553,994
  3,100          Valero L.P........................................                        176,638
 16,000          Wal-Mart Stores, Inc..............................                        701,120
 12,900          Washington Mutual, Inc............................                        505,938
                                                                                        -----------
                   TOTAL COMMON STOCKS
                   (COST $34,725,329)                                                   36,710,262
                                                                                        -----------
PREFERRED STOCKS-0.9% OF NET ASSETS
  1,000          Credit Genesis CLO 2005...........................                      1,000,000
1,000,000        Hewett's Island II (a)............................                        990,000
  1,000          SOLOSO CDO 2005...................................                        992,706
                                                                                       -----------
                   TOTAL PREFERRED STOCKS
                   (COST $2,982,706)                                                     2,982,706
                                                                                       -----------

                                                                                         MARKET
 SHARES                                     DESCRIPTION                                 VALUE (b)
---------------------------------------------------------------------------------------------------
MUTUAL FUNDS-0.1% OF NET ASSETS
  3,500          iShares Russell 3000 Value Index Fund.............                  $   314,335
                                                                                     ------------
                   TOTAL MUTUAL FUNDS
                   (COST $307,829)                                                       314,335
                                                                                     ------------
CORPORATE LOANS-0.3% OF NET ASSETS
1,000,000  ICO North America, 7.50% 8/15/09..................                          1,000,000
                                                                                     ------------
EURODOLLAR TIME DEPOSITS-0.8% OF NET ASSETS
                 State Street Bank & Trust Company Eurodollar time deposits dated September, 2005, 1.95%, maturing at $ 2,395,130 on
                 October 1, 2005.                                                      2,395,000
                                                                                     ------------
                   TOTAL INVESTMENTS-133.8% OF NET ASSETS
                   (COST $435,189,683)                                               420,814,826
                                                                                     ------------
                   OTHER ASSETS AND LIABILITIES, NET-(33.8%) OF NET ASSETS          (106,306,937)
                                                                                     ------------
                   NET ASSETS                                                       $314,507,889
                                                                                     ============

(a) These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

(b) See Note 2 of accompanying Notes to Financial Statements regarding valuation of securities.

(c) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

(d)  These securities are non-income producing.

(e) These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

(f)  Trust preferred security with no stated interest rate.

                         RMK STRATEGIC INCOME FUND, INC.

OBJECTIVE & STRATEGY
                                        ----------------------------------------

RMK Strategic Income Fund, Inc. seeks a high level of current income. The Fund seeks capital growth as a secondary investment objective when consistent with its primary investment objective. The Fund invests in a diversified portfolio of securities that offers attractive yield and capital appreciation potential and consists primarily of debt securities and secondarily of equity securities. The Adviser will continually analyze the markets for income-producing securities and will periodically reallocate the Fund's investments among various fixed-income and equity asset classes and between investment grade and below investment grade securities (commonly referred to as "junk bonds") to pursue its investment objectives. As a result, a majority of the Fund's total assets may be invested in investment grade securities at some times and in below investment grade securities at other times. The Fund invests in a wide range of debt securities, including corporate bonds, mortgage- and asset-backed securities, and municipal and foreign government obligations, as well as securities of companies in bankruptcy reorganization proceedings or otherwise in the process of debt restructuring. The Fund also invests in other securities providing the potential for high income or a combination of high income and capital growth.

INVESTMENT RISKS: Bond funds tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price. Bond prices and the value of bond funds decline as interest rates rise. Longer-term funds generally are more vulnerable to this interest rate risk than shorter-term funds. Below investment grade bonds involve greater credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers, especially issuers of below investment grade debt, to service primary obligations and an unanticipated default could cause the Fund to experience a reduction in value of its shares.

                         RMK STRATEGIC INCOME FUND, INC.

MANAGEMENT DISCUSSION & ANALYSIS

During the first half of RMK High Income Fund, Inc.'s (the "Fund") fiscal year 2006, which ended September 30, 2005, the Fund had a total return of 14.46%, based on market price and reinvested dividends. For the six months ended September 30, 2005, the Fund had a total return of 5.46%, based on net asset value and reinvested dividends. For the six months ended September 30, 2005, the LEHMAN BROTHERS BA U.S. HIGH YIELD INDEX(1) had a total return of 4.28%. The Fund's strong performance was primarily attributable to the Fund's relative yield advantage as evidenced by the monthly dividend distribution and the relative net asset value stability produced by the Fund's allocation to a wide variety of asset types.

Dividend distributions for the period were $0.15 cents per share per month; the Fund paid a total income distribution of $0.90 per share.

Our high income strategy emphasizes very broad diversification utilizing asset categories beyond the well recognized below investment grade corporate and convertible bonds. This diversification has allowed us to find better risk/reward opportunities than would be possible if we were restricted to a single asset sector.

Key drivers of performance in 2005 were franchise loans, commercial-mortgage backed securities, aircraft equipment leases, below investment grade corporate bonds and dividend-paying common stocks.

Two categories of particularly strong performance during the summer months were in the asset backed sector, including those deals supported by franchise loans and aircraft leases. The franchise loan deals have benefited directly from an improved business environment and from a substantial increase in real estate values. Although the domestic airlines continue to experience operating problems, the global demand for aircraft has been strong and continues to strengthen. Our holdings of pooled lease deals are mostly floating rate, thereby benefiting from higher short-term rates and have generally experienced higher net cash flows due to increasing lease rates on aircraft.

The Fund employs leverage within the parameters allowed by its prospectus. Leverage increases (decreases) returns if the rate of return on the assets that were bought with the borrowed money was higher (lower) than the interest charged on the borrowed money. The Fund employs leverage on the whole portfolio rather than specific positions; therefore, because the Fund had a positive return for the first half of fiscal year 2006, the leverage was beneficial to shareholders. Although increasing short-term interest rates will increase the cost of borrowed money, the Fund has invested some assets in adjustable rate securities that will similarly benefit from increasing short-term rates. This allocation to floating rate assets should provide the Fund a level of protection from rising rates and allow the Fund to continue to benefit from the use of leverage.

As we enter the final months of 2005, financial markets will continue to focus on the threat of higher inflation and on how much more the Federal Reserve will increase short-term rates. We have invested with the expectation that we will continue to see economic strength and further rate increases from the Federal Reserve. Generally, high interest rates suppress the values of financial assets thereby creating a different environment for good returns. Our focus will be on those sectors that benefit from the global expansion and are not dependent on lower interest rates to produce good results.


/s/ James C. Kelsoe
-----------------------------
James C. Kelsoe, Jr., CFA
Senior Portfolio Manager
Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

INDEX DESCRIPTION
                                        ----------------------------------------

1 THE LEHMAN BROTHERS BA U. S. HIGH YIELD INDEX COVERS THE UNIVERSE OF FIXED RATE, NON-INVESTMENT GRADE DEBT. PAY-IN-KIND (PIK) BONDS, EUROBONDS, AND DEBT ISSUES FROM COUNTRIES DESIGNATED AS EMERGING MARKETS (E.G., ARGENTINA, BRAZIL, VENEZUELA, ETC.) ARE EXCLUDED, BUT CANADIAN AND GLOBAL BONDS (SEC REGISTERED) OF ISSUERS IN NON-EMG COUNTRIES ARE INCLUDED. ORIGINAL ISSUE ZEROES, STEP-UP COUPON STRUCTURES, AND 144-AS ARE ALSO INCLUDED. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                          RMK STRATEGIC INCOME FUND, INC.

PORTFOLIO STATISTICS(+)
AS OF SEPTEMBER 30, 2005                                           ------------------------------
-------------------------------------------------------------------------------------------------
Average Credit Quality.................................                                    BB
Current Yield..........................................                                10.59%
Yield to Maturity......................................                                11.95%
Duration...............................................                            4.04 Years
Average Effective Maturity.............................                            5.39 Years
Percentage of Leveraged Assets.........................                                   28%
Total Number of Holdings...............................                                   262

(+) THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

CREDIT QUALITY(+)
                                                                   ------------------------------
AS OF SEPTEMBER 30, 2005

                          % OF TOTAL INVESTMENTS                           % OF TOTAL INVESTMENTS
-------------------------------------------------------------------------------------------------

AAA.......................            2.5%      CCC.......................                21.3%
AA........................            2.9%      CC                                         1.5%
A                                     3.3%      C                                          0.2%
BBB.......................           23.9%      D                                          1.5%
BB........................           24.3%      Not Rated.................                 9.5%
                                                                                    -------------
B                                     9.1%      Total.....................               100.0%

(+) THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

ASSET ALLOCATION+
                                                                   ------------------------------

AS OF SEPTEMBER 30, 2005

                                                                           % OF TOTAL INVESTMENTS
-------------------------------------------------------------------------------------------------
Corporate Bonds..........................................                                21.0%
Equipment Leases.........................................                                16.1%
Collateralized Mortgage Obligations......................                                14.6%
Common Stock.............................................                                12.5%
Home Equity Loans........................................                                11.2%
Manufactured Housing Loans...............................                                 7.0%
Collateralized Debt Obligations..........................                                 5.2%
Franchise Loans..........................................                                 4.2%
Commercial Loans.........................................                                 3.0%
Certificate-Backed Obligations...........................                                 1.2%
Short Term Investments...................................                                 1.1%
Government Agency Securities.............................                                 0.9%
Credit Cards.............................................                                 0.8%
Preferred Stock..........................................                                 0.6%
Other....................................................                                 0.6%
                                                                                 ----------------
Total....................................................                               100.0%

(+)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

                         RMK STRATEGIC INCOME FUND, INC.

NAV & MARKET PRICE HISTORY*
                                                                    ------------

The graph below illustrates the net asset value and market price history of RMK Strategic Income Fund, Inc. (NYSE: RSF) from March 18, 2004 (commencement of investment operations) to September 30, 2005.


[Graph Representation]


DATE                NAV        PRICE
----                ---        -----
03/18/2004        $14.30       $15.00
03/19/2004        $14.29       $15.75
03/20/2004        $14.29       $15.75
03/21/2004        $14.29       $15.75
03/22/2004        $14.29       $15.51
03/23/2004        $14.28       $15.51
03/24/2004        $14.28       $15.56
03/25/2004        $14.28       $15.55
03/26/2004        $14.28       $15.44
03/27/2004        $14.28       $15.44
03/28/2004        $14.28       $15.44
03/29/2004        $14.26       $15.70
03/30/2004        $14.27       $15.85
03/31/2004        $14.29       $16.00
04/01/2004        $14.29       $16.00
04/02/2004        $14.24       $15.55
04/03/2004        $14.24       $15.55
04/04/2004        $14.24       $15.55
04/05/2004        $14.24       $15.65
04/06/2004        $14.24       $15.45
04/07/2004        $14.24       $15.40
04/08/2004        $14.23       $15.40
04/09/2004        $14.23       $15.40
04/10/2004        $14.23       $15.40
04/11/2004        $14.23       $15.40
04/12/2004        $14.24       $15.34
04/13/2004        $14.18       $15.00
04/14/2004        $14.18       $15.00
04/15/2004        $14.16       $15.02
04/16/2004        $14.18       $15.05
04/17/2004        $14.18       $15.05
04/18/2004        $14.18       $15.05
04/19/2004        $14.19       $15.11
04/20/2004        $14.17       $15.09
04/21/2004        $14.18       $15.00
04/22/2004        $14.22       $14.96
04/23/2004        $14.19       $14.81
04/24/2004        $14.19       $14.81
04/25/2004        $14.19       $14.81
04/26/2004        $14.17       $14.80
04/27/2004        $14.17       $14.62
04/28/2004        $14.14       $14.47
04/29/2004        $14.12       $14.31
04/30/2004        $14.13       $14.65
05/01/2004        $14.13       $14.65
05/02/2004        $14.13       $14.65
05/03/2004        $14.14       $14.70
05/04/2004        $14.13       $14.68
05/05/2004        $14.14       $14.78
05/06/2004        $14.28       $14.70
05/07/2004        $14.19       $14.30
05/08/2004        $14.19       $14.30
05/09/2004        $14.19       $14.30
05/10/2004        $14.16       $14.25
05/11/2004        $14.20       $14.35
05/12/2004        $14.17       $14.49
05/13/2004        $14.18       $14.74
05/14/2004        $14.19       $14.73
05/15/2004        $14.19       $14.73
05/16/2004        $14.19       $14.73
05/17/2004        $14.20       $14.75
05/18/2004        $14.22       $14.77
05/19/2004        $14.21       $14.75
05/20/2004        $14.22       $14.92
05/21/2004        $14.21       $14.83
05/22/2004        $14.21       $14.83
05/23/2004        $14.21       $14.83
05/24/2004        $14.24       $14.80
05/25/2004        $14.26       $14.95
05/26/2004        $14.29       $14.94
05/27/2004        $14.29       $14.85
05/28/2004        $14.31       $14.80
05/29/2004        $14.31       $14.80
05/30/2004        $14.31       $14.80
05/31/2004        $14.31       $14.80
06/01/2004        $14.31       $14.95
06/02/2004        $14.30       $14.95
06/03/2004        $14.28       $14.95

06/04/2004        $14.30       $14.95
06/05/2004        $14.30       $14.95
06/06/2004        $14.30       $14.95
06/07/2004        $14.20       $14.95
06/08/2004        $14.20       $14.80
06/09/2004        $14.18       $14.85
06/10/2004        $14.19       $14.80
06/11/2004        $14.19       $14.80
06/12/2004        $14.19       $14.80
06/13/2004        $14.19       $14.80
06/14/2004        $14.16       $14.85
06/15/2004        $14.21       $15.00
06/16/2004        $14.20       $14.95
06/17/2004        $14.21       $14.99
06/18/2004        $14.23       $14.94
06/19/2004        $14.23       $14.94
06/20/2004        $14.23       $14.94
06/21/2004        $14.22       $14.95
06/22/2004        $14.22       $14.98
06/23/2004        $14.25       $14.90
06/24/2004        $14.25       $14.88
06/25/2004        $14.29       $14.80
06/26/2004        $14.29       $14.80
06/27/2004        $14.29       $14.80
06/28/2004        $14.27       $14.69
06/29/2004        $14.28       $14.94
06/30/2004        $14.31       $14.90
07/01/2004        $14.29       $14.99
07/02/2004        $14.28       $14.95
07/03/2004        $14.28       $14.95
07/04/2004        $14.28       $14.95
07/05/2004        $14.28       $14.95
07/06/2004        $14.26       $14.95
07/07/2004        $14.24       $14.99
07/08/2004        $14.21       $14.91
07/09/2004        $14.22       $15.03
07/10/2004        $14.22       $15.03
07/11/2004        $14.22       $15.03
07/12/2004        $14.23       $14.94
07/13/2004        $14.11       $15.05
07/14/2004        $14.13       $15.15
07/15/2004        $14.10       $15.23
07/16/2004        $14.14       $15.24
07/17/2004        $14.14       $15.24
07/18/2004        $14.14       $15.24
07/19/2004        $14.16       $15.26
07/20/2004        $14.16       $15.35
07/21/2004        $14.14       $15.34
07/22/2004        $14.16       $15.26
07/23/2004        $14.16       $15.39
07/24/2004        $14.16       $15.39
07/25/2004        $14.16       $15.39
07/26/2004        $14.16       $15.32
07/27/2004        $14.17       $15.20
07/28/2004        $14.16       $15.20
07/29/2004        $14.18       $15.23
07/30/2004        $14.20       $15.25
07/31/2004        $14.20       $15.25
08/01/2004        $14.20       $15.25
08/02/2004        $14.21       $15.34
08/03/2004        $14.21       $15.40
08/04/2004        $14.22       $15.45
08/05/2004        $14.18       $15.53
08/06/2004        $14.05       $15.42
08/07/2004        $14.05       $15.42
08/08/2004        $14.05       $15.42
08/09/2004        $14.05       $15.50
08/10/2004        $14.07       $15.42
08/11/2004        $14.05       $15.50
08/12/2004        $14.05       $15.55
08/13/2004        $14.08       $15.53
08/14/2004        $14.08       $15.53
08/15/2004        $14.08       $15.53
08/16/2004        $14.10       $15.65
08/17/2004        $14.13       $15.57
08/18/2004        $14.18       $15.55
08/19/2004        $14.18       $15.50
08/20/2004        $14.19       $15.65
08/21/2004        $14.19       $15.65

08/22/2004        $14.19       $15.65
08/23/2004        $14.18       $15.55
08/24/2004        $14.18       $15.83
08/25/2004        $14.23       $15.99
08/26/2004        $14.27       $15.77
08/27/2004        $14.31       $15.77
08/28/2004        $14.31       $15.77
08/29/2004        $14.31       $15.77
08/30/2004        $14.35       $15.76
08/31/2004        $14.38       $16.00
09/01/2004        $14.40       $16.20
09/02/2004        $14.42       $16.05
09/03/2004        $14.39       $16.00
09/04/2004        $14.39       $16.00
09/05/2004        $14.39       $16.00
09/06/2004        $14.39       $16.00
09/07/2004        $14.41       $16.25
09/08/2004        $14.28       $16.05
09/09/2004        $14.32       $15.92
09/10/2004        $14.36       $16.10
09/11/2004        $14.36       $16.10
09/12/2004        $14.36       $16.10
09/13/2004        $14.48       $16.12
09/14/2004        $14.48       $16.15
09/15/2004        $14.46       $16.02
09/16/2004        $14.50       $16.00
09/17/2004        $14.52       $16.10
09/18/2004        $14.52       $16.10
09/19/2004        $14.52       $16.10
09/20/2004        $14.52       $16.00
09/21/2004        $14.51       $16.10
09/22/2004        $14.51       $16.00
09/23/2004        $14.58       $15.92
09/24/2004        $14.59       $16.00
09/25/2004        $14.59       $16.00
09/26/2004        $14.59       $16.00
09/27/2004        $14.60       $16.05
09/28/2004        $14.62       $15.85
09/29/2004        $14.57       $15.99
09/30/2004        $14.47       $15.95
10/01/2004        $14.51       $15.95
10/02/2004        $14.51       $15.95
10/03/2004        $14.51       $15.95
10/04/2004        $14.53       $15.95
10/05/2004        $14.49       $16.00
10/06/2004        $14.49       $15.92
10/07/2004        $14.99       $15.96
10/08/2004        $14.35       $16.10
10/09/2004        $14.35       $16.10
10/10/2004        $14.35       $16.10
10/11/2004        $14.35       $16.05
10/12/2004        $14.35       $16.00
10/13/2004        $14.36       $16.10
10/14/2004        $14.35       $16.15
10/15/2004        $14.35       $16.15
10/16/2004        $14.35       $16.15
10/17/2004        $14.35       $16.15
10/18/2004        $14.36       $16.12
10/19/2004        $14.36       $16.10
10/20/2004        $14.40       $15.90
10/21/2004        $14.41       $15.89
10/22/2004        $14.41       $15.71
10/23/2004        $14.41       $15.71
10/24/2004        $14.41       $15.71
10/25/2004        $14.41       $15.76
10/26/2004        $14.44       $15.85
10/27/2004        $14.46       $15.80
10/28/2004        $14.47       $15.75
10/29/2004        $14.51       $15.82
10/30/2004        $14.51       $15.82
10/31/2004        $14.51       $15.82
11/01/2004        $14.50       $16.10
11/02/2004        $14.47       $16.09
11/03/2004        $14.52       $15.99
11/04/2004        $14.54       $16.07
11/05/2004        $14.55       $15.86
11/06/2004        $14.55       $15.86
11/07/2004        $14.55       $15.86
11/08/2004        $14.41       $15.95

11/09/2004        $14.42       $15.85
11/10/2004        $14.39       $16.00
11/11/2004        $14.43       $15.95
11/12/2004        $14.43       $15.87
11/13/2004        $14.43       $15.87
11/14/2004        $14.43       $15.87
11/15/2004        $14.49       $16.03
11/16/2004        $14.48       $15.99
11/17/2004        $14.51       $16.05
11/18/2004        $14.49       $16.05
11/19/2004        $14.47       $16.60
11/20/2004        $14.47       $16.60
11/21/2004        $14.47       $16.60
11/22/2004        $14.49       $16.60
11/23/2004        $14.47       $16.91
11/24/2004        $14.48       $16.97
11/25/2004        $14.48       $16.97
11/26/2004        $14.49       $17.20
11/27/2004        $14.49       $17.20
11/28/2004        $14.49       $17.20
11/29/2004        $14.48       $17.05
11/30/2004        $14.47       $17.04
12/01/2004        $14.50       $16.95
12/02/2004        $14.48       $16.99
12/03/2004        $14.53       $16.97
12/04/2004        $14.53       $16.97
12/05/2004        $14.53       $16.97
12/06/2004        $14.29       $16.60
12/07/2004        $14.27       $16.72
12/08/2004        $14.14       $16.51
12/09/2004        $14.14       $16.70
12/10/2004        $14.17       $16.98
12/11/2004        $14.17       $16.98
12/12/2004        $14.17       $16.98
12/13/2004        $14.19       $16.94
12/14/2004        $14.20       $16.90
12/15/2004        $14.23       $16.95
12/16/2004        $14.32       $17.00
12/17/2004        $14.31       $17.08
12/18/2004        $14.31       $17.08
12/19/2004        $14.31       $17.08
12/20/2004        $14.32       $17.09
12/21/2004        $14.37       $17.05
12/22/2004        $14.37       $16.95
12/23/2004        $14.40       $17.09
12/24/2004        $14.40       $17.09
12/25/2004        $14.40       $17.09
12/26/2004        $14.40       $17.09
12/27/2004        $14.38       $17.05
12/28/2004        $14.39       $17.02
12/29/2004        $14.30       $17.05
12/30/2004        $14.30       $17.09
12/31/2004        $14.29       $17.40
01/01/2005        $14.29       $17.40
01/02/2005        $14.29       $17.40
01/03/2005        $14.27       $17.28
01/04/2005        $14.25       $17.20
01/05/2005        $14.25       $17.15
01/06/2005        $14.27       $17.20
01/07/2005        $14.11       $17.03
01/08/2005        $14.11       $17.03
01/09/2005        $14.11       $17.03
01/10/2005        $14.11       $16.94
01/11/2005        $14.11       $16.95
01/12/2005        $14.12       $16.87
01/13/2005        $14.13       $16.75
01/14/2005        $14.16       $16.68
01/15/2005        $14.16       $16.68
01/16/2005        $14.16       $16.68
01/17/2005        $14.16       $16.68
01/18/2005        $14.24       $16.76
01/19/2005        $14.24       $16.70
01/20/2005        $14.24       $16.75
01/21/2005        $14.23       $16.74
01/22/2005        $14.23       $16.74
01/23/2005        $14.23       $16.74
01/24/2005        $14.21       $16.62
01/25/2005        $14.22       $16.59
01/26/2005        $14.25       $16.45

01/27/2005        $14.24       $16.50
01/28/2005        $14.29       $16.48
01/29/2005        $14.29       $16.48
01/30/2005        $14.29       $16.48
01/31/2005        $14.31       $16.70
02/01/2005        $14.33       $16.79
02/02/2005        $14.33       $16.84
02/03/2005        $14.34       $16.83
02/04/2005        $14.40       $16.82
02/05/2005        $14.40       $16.82
02/06/2005        $14.40       $16.82
02/07/2005        $14.41       $16.95
02/08/2005        $14.27       $16.84
02/09/2005        $14.27       $16.74
02/10/2005        $14.26       $16.81
02/11/2005        $14.28       $16.80
02/12/2005        $14.28       $16.80
02/13/2005        $14.28       $16.80
02/14/2005        $14.28       $16.75
02/15/2005        $14.29       $16.72
02/16/2005        $14.31       $16.84
02/17/2005        $14.30       $16.70
02/18/2005        $14.31       $16.76
02/19/2005        $14.31       $16.76
02/20/2005        $14.31       $16.76
02/21/2005        $14.31       $16.76
02/22/2005        $14.30       $16.58
02/23/2005        $14.32       $16.39
02/24/2005        $14.34       $16.63
02/25/2005        $14.35       $16.55
02/26/2005        $14.35       $16.55
02/27/2005        $14.35       $16.55
02/28/2005        $14.34       $16.48
03/01/2005        $14.33       $16.50
03/02/2005        $14.34       $16.55
03/03/2005        $14.35       $16.55
03/04/2005        $14.40       $16.59
03/05/2005        $14.40       $16.59
03/06/2005        $14.40       $16.59
03/07/2005        $14.43       $16.69
03/08/2005        $14.44       $16.60
03/09/2005        $14.41       $16.55
03/10/2005        $14.25       $16.27
03/11/2005        $14.26       $16.11
03/12/2005        $14.26       $16.11
03/13/2005        $14.26       $16.11
03/14/2005        $14.29       $15.81
03/15/2005        $14.27       $15.71
03/16/2005        $14.23       $15.60
03/17/2005        $14.24       $15.50
03/18/2005        $14.23       $15.72
03/19/2005        $14.23       $15.72
03/20/2005        $14.23       $15.72
03/21/2005        $14.20       $15.20
03/22/2005        $14.16       $15.06
03/23/2005        $14.19       $15.00
03/24/2005        $14.21       $14.99
03/25/2005        $14.21       $14.99
03/26/2005        $14.21       $14.99
03/27/2005        $14.21       $14.99
03/28/2005        $14.23       $15.32
03/29/2005        $14.17       $15.49
03/30/2005        $14.20       $15.73
03/31/2005        $14.23       $15.74
04/01/2005        $14.24       $15.78
04/02/2005        $14.24       $15.78
04/03/2005        $14.24       $15.78
04/04/2005        $14.24       $15.64
04/05/2005        $14.24       $15.74
04/06/2005        $14.27       $15.75
04/07/2005        $14.28       $15.75
04/08/2005        $14.28       $15.76
04/09/2005        $14.28       $15.76
04/10/2005        $14.28       $15.76
04/11/2005        $14.14       $15.61
04/12/2005        $14.15       $15.35
04/13/2005        $14.12       $15.20
04/14/2005        $14.10       $15.26
04/15/2005        $14.05       $15.40

04/16/2005        $14.05       $15.40
04/17/2005        $14.05       $15.40
04/18/2005        $14.06       $15.45
04/19/2005        $14.10       $15.50
04/20/2005        $14.11       $15.61
04/21/2005        $14.10       $15.60
04/22/2005        $14.10       $15.66
04/23/2005        $14.10       $15.66
04/24/2005        $14.10       $15.66
04/25/2005        $14.11       $15.69
04/26/2005        $14.10       $15.70
04/27/2005        $14.06       $15.70
04/28/2005        $14.04       $15.60
04/29/2005        $14.02       $15.60
04/30/2005        $14.02       $15.60
05/01/2005        $14.02       $15.60
05/02/2005        $14.02       $15.50
05/03/2005        $14.04       $15.73
05/04/2005        $14.07       $15.85
05/05/2005        $14.07       $15.85
05/06/2005        $14.03       $15.84
05/07/2005        $14.03       $15.84
05/08/2005        $14.03       $15.84
05/09/2005        $14.04       $15.80
05/10/2005        $13.88       $15.50
05/11/2005        $13.86       $15.51
05/12/2005        $13.82       $15.55
05/13/2005        $13.85       $15.54
05/14/2005        $13.85       $15.54
05/15/2005        $13.85       $15.54
05/16/2005        $13.85       $15.73
05/17/2005        $13.86       $15.80
05/18/2005        $13.91       $15.99
05/19/2005        $13.93       $15.95
05/20/2005        $13.94       $15.83
05/21/2005        $13.94       $15.83
05/22/2005        $13.94       $15.83
05/23/2005        $13.95       $15.96
05/24/2005        $13.93       $16.00
05/25/2005        $13.98       $16.30
05/26/2005        $14.03       $16.27
05/27/2005        $14.03       $16.35
05/28/2005        $14.03       $16.35
05/29/2005        $14.03       $16.35
05/30/2005        $14.03       $16.35
05/31/2005        $14.06       $16.42
06/01/2005        $14.10       $16.44
06/02/2005        $14.13       $16.41
06/03/2005        $14.14       $16.40
06/04/2005        $14.14       $16.40
06/05/2005        $14.14       $16.40
06/06/2005        $14.14       $16.45
06/07/2005        $14.13       $16.48
06/08/2005        $14.10       $16.60
06/09/2005        $14.13       $16.49
06/10/2005        $13.98       $16.22
06/11/2005        $13.98       $16.22
06/12/2005        $13.98       $16.22
06/13/2005        $13.98       $16.36
06/14/2005        $14.00       $16.36
06/15/2005        $14.01       $16.45
06/16/2005        $14.03       $16.32
06/17/2005        $14.03       $16.38
06/18/2005        $14.03       $16.38
06/19/2005        $14.03       $16.38
06/20/2005        $14.03       $16.30
06/21/2005        $14.02       $16.24
06/22/2005        $14.05       $16.28
06/23/2005        $14.03       $16.14
06/24/2005        $14.03       $16.14
06/25/2005        $14.03       $16.14
06/26/2005        $14.03       $16.14
06/27/2005        $14.03       $16.30
06/28/2005        $14.06       $16.19
06/29/2005        $14.06       $16.17
06/30/2005        $14.04       $16.15
07/01/2005        $14.08       $16.27
07/02/2005        $14.08       $16.27
07/03/2005        $14.08       $16.27

07/04/2005        $14.08       $16.27
07/05/2005        $14.09       $16.45
07/06/2005        $14.08       $16.37
07/07/2005        $14.09       $16.40
07/08/2005        $14.12       $16.44
07/09/2005        $14.12       $16.44
07/10/2005        $14.12       $16.44
07/11/2005        $14.00       $16.20
07/12/2005        $14.02       $16.20
07/13/2005        $14.02       $16.22
07/14/2005        $14.02       $16.20
07/15/2005        $14.03       $16.29
07/16/2005        $14.03       $16.29
07/17/2005        $14.03       $16.29
07/18/2005        $14.03       $16.28
07/19/2005        $14.08       $16.28
07/20/2005        $14.11       $16.29
07/21/2005        $14.09       $16.27
07/22/2005        $14.13       $16.33
07/23/2005        $14.13       $16.33
07/24/2005        $14.13       $16.33
07/25/2005        $14.13       $16.25
07/26/2005        $14.15       $16.29
07/27/2005        $14.17       $16.29
07/28/2005        $14.24       $16.30
07/29/2005        $14.23       $16.37
07/30/2005        $14.23       $16.37
07/31/2005        $14.23       $16.37
08/01/2005        $14.25       $16.31
08/02/2005        $14.28       $16.35
08/03/2005        $14.29       $16.38
08/04/2005        $14.27       $16.40
08/05/2005        $14.25       $16.30
08/06/2005        $14.25       $16.30
08/07/2005        $14.25       $16.30
08/08/2005        $14.24       $16.26
08/09/2005        $14.26       $16.20
08/10/2005        $14.12       $16.25
08/11/2005        $14.14       $16.24
08/12/2005        $14.15       $16.25
08/13/2005        $14.15       $16.25
08/14/2005        $14.15       $16.25
08/15/2005        $14.15       $16.25
08/16/2005        $14.16       $16.30
08/17/2005        $14.18       $16.19
08/18/2005        $14.20       $16.22
08/19/2005        $14.24       $16.37
08/20/2005        $14.24       $16.37
08/21/2005        $14.24       $16.37
08/22/2005        $14.25       $16.31
08/23/2005        $14.28       $16.38
08/24/2005        $14.30       $16.43
08/25/2005        $14.31       $16.41
08/26/2005        $14.31       $16.63
08/27/2005        $14.31       $16.63
08/28/2005        $14.31       $16.63
08/29/2005        $14.32       $16.56
08/30/2005        $14.34       $16.52
08/31/2005        $14.39       $16.57
09/01/2005        $14.40       $16.66
09/02/2005        $14.40       $16.70
09/03/2005        $14.40       $16.70
09/04/2005        $14.40       $16.70
09/05/2005        $14.40       $16.70
09/06/2005        $14.41       $16.88
09/07/2005        $14.40       $16.99
09/08/2005        $14.39       $17.03
09/09/2005        $14.40       $17.23
09/10/2005        $14.40       $17.23
09/11/2005        $14.40       $17.23
09/12/2005        $14.25       $16.98
09/13/2005        $14.26       $16.85
09/14/2005        $14.25       $16.90
09/15/2005        $14.23       $16.81
09/16/2005        $14.24       $16.80
09/17/2005        $14.24       $16.80
09/18/2005        $14.24       $16.80
09/19/2005        $14.23       $16.98
09/20/2005        $14.19       $17.08

09/21/2005        $14.16       $17.00
09/22/2005        $14.17       $17.06
09/23/2005        $14.16       $17.20
09/24/2005        $14.16       $17.20
09/25/2005        $14.16       $17.20
09/26/2005        $14.18       $17.20
09/27/2005        $14.17       $17.00
09/28/2005        $14.17       $17.10
09/29/2005        $14.17       $16.97
09/30/2005        $14.16       $17.00


* NET ASSET VALUE IS CALCULATED AFTER THE CLOSE OF THE EXCHANGES EACH DAY BY TAKING THE CLOSING MARKET VALUE OF ALL PORTFOLIO SECURITIES OWNED PLUS ALL OTHER ASSETS SUCH AS CASH, SUBTRACTING ALL LIABILITIES, THEN DIVIDING THE RESULT (TOTAL NET ASSETS) BY THE TOTAL NUMBER OF SHARES OUTSTANDING. THE MARKET PRICE IS THE LAST REPORTED PRICE AT WHICH A SECURITY WAS SOLD ON AN EXCHANGE.

PERFORMANCE INFORMATION
                                                                    ------------


                                          AVERAGE ANNUAL TOTAL RETURNS
                                                                COMMENCEMENT
                                    SIX             1           OF INVESTMENT
AS OF SEPTEMBER 30, 2005          MONTHS*         YEAR          OPERATIONS(1)
--------------------------------------------------------------------------------

MARKET VALUE                      14.46%         21.76%            20.89%
--------------------------------------------------------------------------------

NET ASSET VALUE                    5.46%         11.79%            10.59%
--------------------------------------------------------------------------------
LEHMAN BROTHERS BA
HIGH YIELD INDEX(2)                4.28%          5.50%             5.52%
--------------------------------------------------------------------------------
   * AGGREGATE.

                         RMK STRATEGIC INCOME FUND, INC.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 800-564-2188. TOTAL RETURNS ASSUME AN INVESTMENT AT THE COMMON SHARE MARKET PRICE OR NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS FOR THE PERIOD IN ACCORDANCE WITH THE FUND'S DIVIDEND REINVESTMENT PLAN, AND SALE OF ALL SHARES AT THE CLOSING MARKET PRICE (EXCLUDING ANY COMMISSIONS) OR NET ASSET VALUE AT THE END OF THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE SALE OF FUND SHARES.

(1)  THE FUND COMMENCED INVESTMENT OPERATIONS ON MARCH 18, 2004.

(2) THE LEHMAN BROTHERS BA U. S. HIGH YIELD INDEX COVERS THE UNIVERSE OF FIXED RATE, NON-INVESTMENT GRADE DEBT. PAY-IN-KIND (PIK) BONDS, EUROBONDS, AND DEBT ISSUES FROM COUNTRIES DESIGNATED AS EMERGING MARKETS (E.G., ARGENTINA, BRAZIL, VENEZUELA, ETC.) ARE EXCLUDED, BUT CANADIAN AND GLOBAL BONDS (SEC REGISTERED) OF ISSUERS IN NON-EMG COUNTRIES ARE INCLUDED. ORIGINAL ISSUE ZEROES, STEP-UP COUPON STRUCTURES, AND 144-AS ARE ALSO INCLUDED. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS OR TRADING AND OTHER EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

PRINCIPAL                                                                              MARKET
  AMOUNT                                      DESCRIPTION                             VALUE (b)
------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-INVESTMENT GRADE-19.2% OF NET ASSETS
                 COLLATERIZED DEBT OBLIGATIONS-4.6%
10,298,106       Diversified Asset Securitization 1A A1, 7.873% 9/15/35              $10,864,502
 3,930,474       E-Trade 2004-1A COM1, 2.00% 1/10/40..............                     3,969,779
 2,400,000       Restructured Asset Backed 2003-3A A3,
                   4.50% 1/29/22 (a).............................                      2,008,896
                                                                                      ----------
                                                                                      16,843,177
                                                                                      ----------
                 CREDIT CARDS-1.2%
 5,000,000       North Street 2000-1A B, 4.26% 10/30/11 (a).......                     4,200,000
                                                                                      ----------
                 EQUIPMENT LEASES-3.8%
15,264,301       Aerco Limited 2A A3, 4.228% 7/15/25..............                    11,906,155
18,000,000       Airplanes Repackaging 2004-1A B, Zero Coupon Bond 6/16/31 (a)         1,125,000
 1,000,000       Aviation Capital 2000-1A A1, 4.051% 11/15/25 (a).                       810,730
                                                                                      ----------
                                                                                      13,841,885
                                                                                      ----------
                 FRANCHISE LOANS-2.8%
 7,973,933       Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a).                     8,290,355
                 FMAC Loan Trust 1997-C AX, 2.355% 12/15/19
                   interest-only strips (a)......................                      2,153,957
                                                                                      ----------
                                                                                      10,444,312
                                                                                      ----------
                 HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE)-5.0%
 1,336,869       Aames Mortgage Trust 2001-3 B, 7.13% 11/25/31....                     1,296,763
 4,114,000       Ace Securities 2004-RM1 B2, 7.33% 7/25/34 (a)....                     3,743,740
 3,450,000       Ace Securities 2004-HE2 B1, 7.33% 10/25/34.......                     3,312,000
 2,000,000       Ace Securities 2004-HE4 M11, 7.33% 12/25/34......                     1,871,860
 1,487,000       Ace Securities 2004-HS1 M6, 7.33% 2/25/34........                     1,486,958
 1,798,535       Amresco Residential Securities 1999-1 B, 7.641% 11/25/29              1,802,963
 2,325,700       Asset Backed Securities 2002-HE3 M4, 6.22% 10/15/32                   2,296,628
 1,000,000       Asset Backed Securities 2005-HE1 M10, 6.641% 3/25/35                    929,060
 1,700,000       NovaStar Home Equity 2004-3 B4, 5.238% 12/25/34..                     1,649,000
                                                                                      ----------
                                                                                      18,388,972
                                                                                      ----------
                 MANUFACTURED HOUSING LOANS-1.8%
 3,000,000       Green Tree Financial 1996-2 M1, 7.60% 4/15/27....                     2,350,431
 4,995,000       Green Tree Financial 1996-9 M1, 7.63% 8/15/27....                     4,310,121
                                                                                      ----------
                                                                                       6,660,552
                                                                                      ----------
                   TOTAL ASSET BACKED SECURITIES-INVESTMENT GRADE
                   (COST $68,901,406)                                                 70,378,898
                                                                                      ----------

PRINCIPAL                                                                              MARKET
  AMOUNT                                      DESCRIPTION                             VALUE (b)
-----------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-NON-INVESTMENT GRADE-47.9% OF NET ASSETS
                 CERTIFICATE-BACKED OBLIGATIONS-1.7%
 1,000,000       Preferred Term Securities II, 5/22/33 (a)(f).....                   $1,030,030
 5,000,000       Preferred Term Securities XIX, 6.07% 12/22/35 (a)                    4,983,300
                                                                                     ----------
                                                                                      6,013,330
                                                                                     ----------
                 COLLATERIZED DEBT OBLIGATIONS-2.4%
 1,000,000       Halyard CBO 1A B, 4.77% 3/24/10 (a)..............                      770,000
 2,975,286       Hewett's Island 2004-1A COM, 9.00% 12/15/16......                    2,975,286
 1,950,000       MKP 4A CS, 2.00% 7/12/40 (a).....................                    1,950,000
 1,000,000       Stanfield 2A D1, 9.699% 4/15/15 (a)..............                      982,500
 1,000,000       VALEO 3A B1, 6.371% 12/15/13.....................                      757,500
 2,000,000       Wibraham CBD Limited 1A, 4.46% 7/13/12 (a).......                    1,525,000
                                                                                     ----------
                                                                                      8,960,286
                                                                                     ----------
                 COMMERCIAL LOANS-4.1%
 1,016,042       CS First Boston Mortgage 1995-WF1 G, 9.00% 12/21/27                    978,703
 1,723,226       Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a).                    1,715,771
 4,170,000       Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a).                    2,814,750
13,685,198       Enterprise Mortgage 2000-1 A2, 7.445% 1/15/27 (a)                    7,732,137
 3,000,000       Merrill Lynch Mortgage 1998-C1 F, 6.25% 11/15/26.                    1,784,370
                                                                                     ----------
                                                                                     15,025,731
                                                                                     ----------
                 EQUIPMENT LEASES-18.3%
17,000,000       Aircraft Finance Trust 1999-1A A1, 4.248% 5/15/24                   10,667,500
22,000,000       Airplanes Pass Through Trust 2001-1A A9, 4.318% 3/15/19             11,880,000
   449,009       DVI Receivables 2000-2 A4, 7.115% 11/12/08.......                      425,436
 1,668,400       DVI Receivables 2001-2 A3, 3.519% 11/8/31........                    1,384,772
 1,489,957       DVI Receivables 2001-2 A4, 4.613% 11/11/09.......                    1,251,564
 9,101,588       DVI Receivables 2002-1 A3A, 4.09% 6/11/10........                    6,575,897
 9,000,000       Lease Investment Flight Trust 1 A1, 4.158% 7/15/31                   6,075,000
 1,845,870       Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)                   895,247
12,000,000       Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)                 5,850,000
 1,000,000       Pegasus Aviation 2000-1 A2, 8.37% 3/25/30 (a)....                      635,000
20,000,000       Pegasus Aviation 2001-1A A1, 4.208% 5/10/31 (a)..                   10,200,000
14,205,366       Pegasus Aviation 2001-1A A3, 4.408% 3/10/14 (a)..                   11,097,942
                                                                                     ----------
                                                                                     66,938,358
                                                                                     ----------
                 FRANCHISE LOANS-2.9%
 1,000,000       Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23.....                      618,510
 3,489,903       FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)...                    2,621,909
 5,069,808       FMAC Loan Trust 1996-B A2, 4.09% 11/15/18 (a)....                    3,472,818
 4,881,074       FMAC Loan Trust 1998-A A3, 6.69% 9/15/20 (a).....                    3,709,616
                 FMAC Loan Trust 1998-BA AX, 1.34% 11/15/20
                   interest-only strips (a)......................                       365,293
                                                                                     ----------
                                                                                     10,788,146
                                                                                     ----------

PRINCIPAL                                                                              MARKET
  AMOUNT                                      DESCRIPTION                             VALUE (b)
-----------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-NON-INVESTMENT GRADE (CONTINUED)
                 HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE)-10.3%
 8,892,000       Ace Securities 2004-HE1 B, 7.33% 2/25/34........                   $ 8,180,640
10,855,000       Ace Securities 2004-OP1 B, 7.33% 4/25/34........                     9,769,500
 2,057,000       Ace Securities 2004-RM1 B3, 7.33% 7/25/34 (a)...                     1,789,590
 2,000,000       Ace Securities 2004-HE4 B, 7.33% 12/25/34 (a)...                     1,680,000
 2,000,000       Ace Securities 2005-HE5 B2, 7.33% 8/25/35 (a)...                     1,458,600
   979,793       Delta Funding Home Equity 2000-4 B, 7.15% 2/15/31                      323,332
 2,100,000       Equifirst Mortgage 2004-2 B1, 7.041% 7/25/34 (a)                     1,890,000
 2,732,000       Equifirst Mortgage 2004-2 B2, 7.041% 7/25/34 (a)                     2,308,540
 1,000,000       Equifirst Mortgage 2005-1 B3, 6.891% 4/25/35 (a)                       835,000
 1,000,000       Equifirst Mortgage 2005-1 B4, 7.08% 4/25/35 (a).                       830,000
 2,000,000       Merrill Lynch Mortgage 2005-SL1 B5, 7.141% 6/25/35 (a)               1,784,400
 1,830,000       Terwin Mortgage 2004-16SL B3, 7.96% 10/25/34 (a)                     1,555,500
                 Terwin Mortgage 2005-3SL B6, 5.50% 3/25/35 interest-only strips      3,600,000
 2,000,000       Terwin Mortgage 2005-7SL, 6.50% 7/25/35 (a).....                     1,720,600
                                                                                    -----------
                                                                                     37,725,702
                                                                                    -----------
                 MANUFACTURED HOUSING LOANS-7.7%
 2,832,777       Bombardier Capital 1999-B M1, 8.12% 12/15/29....                        28,328
 4,693,541       Conseco Finance 2000-5 M2, 9.03% 2/1/32.........                            --
 2,000,000       Conseco Finance 2001-1 M1, 7.535% 7/1/32........                       434,474
 3,576,357       Green Tree Financial 1996-4 M1, 7.75% 6/15/27...                     2,899,818
 1,479,336       Green Tree Financial 1996-5 B1, 8.10% 7/15/26...                       236,694
 2,500,000       Green Tree Financial 1997-3 M1, 7.53% 3/15/28...                     1,537,500
 8,000,000       Green Tree Financial 1997-8 M1, 7.02% 10/15/27..                     5,544,496
 4,000,000       Green Tree Financial 1999-4 M1, 7.60% 5/1/31....                       576,412
12,000,000       Green Tree Financial 1999-5 M1, 8.05% 3/1/30....                     1,620,000
 4,037,597       Greenpoint Manufactured Housing 2000-1 M2, 8.78% 3/20/30               323,008
10,000,000       Greenpoint Manufactured Housing 2000-3 IM1, 9.01% 6/20/31            2,767,230
10,000,000       Madison Avenue Manufactured Housing 2002-A B2,
                    6.891% 3/25/32...............................                     3,325,000
 5,389,000       Merit Securities 12-1 1M2, 7.35% 7/28/33........                     3,237,738
 5,886,000       Merit Securities 13 M2, 8.653% 12/28/33.........                     2,255,692
 1,500,000       Oakwood Mortgage 2002-A M1, 7.76% 3/15/32.......                       313,122
10,000,000       Oakwood Mortgage 2002-B M1, 7.62% 6/15/32.......                     2,766,200
 5,000,000       UCFC Manufactured Housing 1997-2 B1,
                    Zero Coupon Bond 2/15/18.....................                       300,000
                                                                                    -----------
                                                                                     28,165,712
                                                                                    -----------
                 RECREATIONAL EQUIPMENT-0.5%
 1,992,658       Green Tree Recreational Equipment 1996-B CTFS, 7.70% 7/15/18         1,833,246
                                                                                    ------------
                    TOTAL ASSET BACKED SECURITIES-NON-INVESTMENT GRADE
                    (COST $185,585,044)                                             175,450,511
                                                                                    ------------

PRINCIPAL                                                                              MARKET
  AMOUNT                                      DESCRIPTION                             VALUE (b)
-----------------------------------------------------------------------------------------------
CORPORATE BONDS-INVESTMENT GRADE-0.2% OF NET ASSETS
                 RETAIL-0.2%
1,000,000        Albertson's, 7.75% 6/15/26........................                  $  873,290
                                                                                     ----------
                   TOTAL CORPORATE BONDS-INVESTMENT GRADE
                   (COST $873,348)                                                      873,290
                                                                                     ----------
CORPORATE BONDS-NON-INVESTMENT GRADE-28.5% OF NET ASSETS
                 APPLIANCES-0.6%
2,275,000        Windmere-Durable, 10.00% 7/31/08..................                   2,138,500
                                                                                     ----------
                 AUTOMOTIVES-0.9%
  375,000        Ford Motor, 9.215% 9/15/21........................                     338,437
  625,000        Ford Motor, 9.98% 2/15/47.........................                     564,062
2,000,000        General Motors, 8.375% 7/15/33....................                   1,560,000
1,050,000        General Motors, 8.25% 7/15/23.....................                     816,375
                                                                                     ----------
                                                                                      3,278,874
                                                                                     ----------
                 AUTOMOTIVE PARTS & EQUIPMENT-0.8%
  500,000        Delphi Automotive, 6.55% 6/15/06..................                     357,510
2,650,000        Dura Operating, 9.00% 5/1/09......................                   1,841,750
1,000,000        Metaldyne Corp., 10.00% 11/1/13 (a)...............                     870,000
                                                                                     ----------
                                                                                      3,069,260
                                                                                     ----------
                 BASIC MATERIALS-2.0%
2,050,000        Edgen Acquisition, 9.875% 2/1/11..................                   2,060,250
2,000,000        Millar Western, 7.75% 11/15/13....................                   1,686,700
3,650,000        OM Group, 9.25% 12/15/11..........................                   3,713,875
                                                                                     ----------
                                                                                      7,460,825
                                                                                     ----------
                 BUILDING & CONSTRUCTION-1.2%
4,600,000        MMI Products, 11.25% 4/15/07......................                   4,393,000
                                                                                     ----------
                 COMMUNICATIONS-1.4%
2,000,000        Charter, 10.00% 5/15/11...........................                   1,450,000
3,374,000        Charter Communication, Zero Coupon Bond 5/15/11...                   2,412,410
1,350,000        Penton Media, 10.375% 6/15/11.....................                   1,255,500
                                                                                     ----------
                                                                                      5,117,910
                                                                                     ----------
                 CONSULTING SERVICES-1.1%
2,000,000        MSX International, 11.375% 1/15/08................                   1,400,000
2,750,000        MSX International, 11.00% 10/15/07................                   2,736,250
                                                                                     ----------
                                                                                      4,136,250
                                                                                     ----------
                 ELECTRONICS-1.0%
4,000,000        Motors and Gears, 10.75% 11/15/06.................                   3,800,000
                                                                                     ----------
                 ENERGY-0.3%
1,200,000        United Refining, 10.50% 8/15/12 (a)...............                   1,272,000
                                                                                     ----------

PRINCIPAL                                                                                   MARKET
 AMOUNT                                      DESCRIPTION                                  VALUE (b)
------------------------------------------------------------------------------------------------------
CORPORATE BONDS-NON-INVESTMENT GRADE (CONTINUED)
            FINANCE-2.2%
1,600,000        Advanta Capital Trust I, 8.99% 12/17/26...........                  $1,616,000
  950,000        Citisteel USA, 10.00% 9/1/10 (a)..................                     940,500
  850,000        Labranche, 11.00% 5/15/12.........................                     939,250
2,200,000        Rafaella Apparel, 11.25% 6/15/11 (a)..............                   2,145,000
1,000,000        Reg Diversified Funding, Zero Coupon Bond 1/25/36 (a)                1,000,000
2,000,000        Triton Aviation 1A A, 4.341% 6/15/25 (a)..........                   1,345,000
                                                                                     ----------
                                                                                      7,985,750
                                                                                     ----------
                 FOOD-0.5%
  500,000        Di Giorgio Corp., 10.00% 6/15/07..................                     495,000
1,850,000        Merisant, 9.50% 7/15/13 (a).......................                   1,258,000
                                                                                     ----------
                                                                                      1,753,000
                                                                                     ----------
                 GARDEN PRODUCTS-0.3%
1,350,000        Ames True Temper, 10.00% 7/15/12..................                   1,069,875
                                                                                      ---------
                 HUMAN RESOURCES-0.4%
1,500,000        Comforce Operating, 12.00% 12/1/07................                   1,496,250
                                                                                      ---------
                 INDUSTRIAL-6.1%
4,000,000        Consolidated Container, 10.125% 7/15/09...........                   2,660,000
3,903,000        Constar International, 11.00% 12/1/12.............                   2,458,890
2,750,000        Continental Global Group, 9.00% 10/1/08...........                   2,713,948
  750,000        Elgin National, 11.00% 11/1/07....................                     703,717
2,500,000        GSI Group, 12.00% 5/15/13 (a).....................                   2,565,625
1,800,000        Intermet, Zero Coupon Bond 6/15/09 in default.....                     603,000
1,150,000        Trimas Corp., 9.875% 6/15/2012....................                     943,690
3,450,000        US Can, 12.375% 10/1/10...........................                   3,286,125
4,000,000        VITRO S.A., 11.75% 11/1/13 (a)....................                   3,720,000
3,125,000        Wolverine Tube, 7.375% 8/1/08 (a).................                   2,687,500
                                                                                      ---------
                                                                                     22,342,495
                                                                                     ----------
                 MEDICAL PRODUCTS-0.2%
  800,000        Hanger Orthopedic Group, 10.375% 2/15/09..........                     814,000
                                                                                     ----------
                 PHARMACEUTICALS-0.3%
1,500,000        Curative Health, 10.75% 5/1/11....................                     960,000
                                                                                     ----------
                 RETAIL-2.5%
2,775,000        General Nutrition Center, 8.50% 12/1/10...........                   2,365,687
1,600,000        New World Restaurant, 13.00% 7/1/08...............                   1,655,568
2,400,000        Star Gas Partner, 10.25% 2/15/13..................                   1,956,000
3,350,000        Uno Restaurant, 10.00% 2/15/11 (a)................                   3,098,750
                                                                                     ----------
                                                                                      9,076,005
                                                                                     ----------

 PRINCIPAL                                                                                  MARKET
  AMOUNT                                      DESCRIPTION                                 VALUE (b)
------------------------------------------------------------------------------------------------------

CORPORATE BONDS-NON-INVESTMENT GRADE (CONTINUED)
               SPECIAL PURPOSE ENTITY-0.8%
2,000,000        ML CLO 97 PILG-1, 7.614% 3/23/09 (a).............                  $ 1,000,000
2,000,000        MM Community Funding IX, 10.00% 5/1/33 (a).......                    1,820,000
                                                                                     ----------
                                                                                      2,820,000
                                                                                     ----------
                 TECHNOLOGY-0.1%
  350,000        Danka Business, 10.00% 4/1/08....................                      325,500
                                                                                     ----------
                 TELECOMMUNICATIONS-4.0%
  825,000        Alestra SA, 8.00% 6/30/10........................                      750,750
3,480,000        BARAK I.T.C., Zero Coupon Bond 11/15/07 in default (e)               2,679,600
  490,000        Eschelon Operating, 8.375% 3/15/10...............                      455,700
3,400,000        Level 3 Financing, 10.75% 10/15/11...............                    2,843,250
  100,000        Millicom International Cellular, 10.00% 12/1/13..                      103,250
3,975,000        Primus Telecommunications, 8.00% 1/15/14.........                    2,524,125
2,200,000        Rural Cellular, 9.75% 1/15/10....................                    2,222,000
  300,000        Securus Technologies, 11.00% 9/1/11..............                      267,000
2,500,000        Time Warner, 10.125% 2/1/11......................                    2,575,000
  200,000        Time Warner Telecommunications, 9.25% 2/15/14....                      202,500
                                                                                     ----------
                                                                                     14,623,175
                                                                                     ----------
                 TOBACCO-0.7%
3,300,000        North Atlantic Trading, 9.25% 3/1/12.............                    2,475,000
                                                                                     ----------
                 TRANSPORTATION-0.3%
1,475,000        Evergreen International Aviation, 12.00% 5/15/10.                    1,165,250
                                                                                     ----------
                 TRAVEL-0.5%
2,000,000        Worldspan Financial, 10.04% 2/15/11 (a)..........                    1,760,000
                                                                                     ----------
                 UTILITIES-0.3%
  750,000        Calpine, 8.75% 7/15/13 (a).......................                      530,625
  925,000        Calpine, 9.875% 12/1/11 (a)......................                      675,250
                                                                                     ----------
                                                                                      1,205,875
                                                                                     ----------
                  TOTAL CORPORATE BONDS-NON-INVESTMENT GRADE
                  (COST $111,924,148)                                               104,538,794
                                                                                    -----------
MORTGAGE BACKED SECURITIES-INVESTMENT GRADE-8.9% OF NET ASSETS
               COLLATERALIZED MORTGAGE OBLIGATION-8.9%

2,700,000        First Franklin Mortgage 2004-FF2 N3, 8.835% 4/25/34 (a)              2,713,500
2,750,000        First Franklin Mortgage 2004-FF5 M9, 4.47% 8/25/34                   2,557,500
                 Harborview Mortgage 2004-1 X, 1.90% 4/19/34 interest-only strips       981,406
                 Harborview Mortgage 2004-8 X, 0.65% 11/19/34 interest-only strips    2,401,822
4,999,934        Harborview Mortgage 2005-9 B10, 5.30% 6/20/35....                    4,112,446
5,000,000        Long Beach Mortgage 2004-4 M10, 6.641% 10/25/34..                    5,125,000
                 Mellon Residential 2004-TBC1 X, 0.716% 2/26/34
                    interest-only strips (a)......................                    1,082,299
3,125,000        Meritage Mortgage 2005-2 M11, 6.17% 11/25/35.....                    2,584,469

 PRINCIPAL                                                                                  MARKET
  AMOUNT                                       DESCRIPTION                                 VALUE (b)
------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES-INVESTMENT GRADE (CONTINUED)
               COLLATERALIZED MORTGAGE OBLIGATION (CONTINUED)
2,000,000        Merrill Lynch 2005-M1, 5.67% 5/25/36..............                  $ 1,609,360
1,168,483        Sail Net Interst Margin Notes 2004-5A B, 6.75% 6/27/34 (a)            1,171,404
2,500,000        Soundview 2005-OPT1 M10, 6.891% 6/25/35...........                    2,386,325
2,507,455        Structured Asset 1999-SP1, 9.00% 5/25/29..........                    2,500,491
3,651,000        Structured Asset 2004-8 B2, 5.00% 9/25/34.........                    3,249,390
                                                                                     -----------

                  TOTAL MORTGAGE BACKED SECURITIES-INVESTMENT GRADE
                  (COST $33,816,208)                                                  32,475,412
                                                                                     -----------
MORTGAGE BACKED SECURITIES-NON-INVESTMENT GRADE-11.1% OF NET ASSETS
               COLLATERALIZED MORTGAGE OBLIGATIONS-11.1%

3,000,000        First Franklin Mortgage 2004-FFH2 B2, 7.141% 6/25/34 (a)              2,670,000
2,750,000        First Franklin Mortgage 2004-FF5 B, 6.641% 8/25/34 (a)                2,447,500
2,500,000        First Franklin Mortgage 2004-FFH3 B1, 7.141% 10/25/34 (a)             2,325,000
3,000,000        Fremont Home Equity 2005-C B3, 5.63% 7/25/35 (a)..                    2,092,500
6,000,000        Greenwich 2005-4 N-2, Zero Coupon Bond, 7/27/45 (a)                   3,090,000
3,000,000        Greenwich 2005-3 N2, 2.00% 6/27/35 (a)............                    1,858,590
1,000,000        Greenwich 2005-2A N2, 3.10% 2/26/35 (a)...........                      691,870
2,000,000        GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)........                    1,620,000
2,217,189        Long Beach Mortgage 2001-4 M3, 6.391% 3/25/32.....                    1,064,250
3,000,000        Long Beach Mortgage 2004-2 B, 7.141% 6/25/34 (a)..                    2,760,000
3,485,000        Long Beach Mortgage 2005-WL1, 6.05% 6/25/35.......                    3,044,461
3,000,000        Meritage Mortgage 2004-2 B1, 6.891% 1/25/35 (a)...                    2,610,000
2,000,000        Meritage Mortgage 2004-2 B2, 6.891% 1/25/35 (a)...                    1,690,000
3,000,000        Park Place Securities 2005-WHQ1 M10, 6.141% 3/25/35 (a)               2,675,130
2,000,000        Park Place Securities 2005-WCW3, 5.981% 8/25/35 (a)                   1,620,000
2,000,000        Park Place Securities 2005-WHQ4, 6.088% 9/25/35 (a)                   1,370,300
1,013,115        Park Place Securities 2005-WCW1 B, 5.00% 9/25/35 (a)                    934,598
2,000,000        People's Choice Home Loan 2004-2 B, 5.00% 10/25/34                    1,652,500
1,530,000        Popular 2005-4 B2, 6.05% 9/25/35..................                    1,424,812
2,000,000        Soundview 2005-1 B3, 6.891% 4/25/35 (a)...........                    1,640,000
1,000,000        Soundview 2005-2 B2, 6.71% 7/25/35 (a)............                      815,000
1,000,000        Soundview 2005-2 B4, 6.46% 7/25/35 (a)............                      735,000
                                                                                     -----------

                   TOTAL MORTGAGE BACKED SECURITIES-NON-INVESTMENT GRADE
                   (COST $40,398,181)                                                 40,831,511
                                                                                     -----------
GOVERNMENT AGENCY SECURITIES-1.2% OF NET ASSETS
               Fannie Mae 1998-M7 N, 1.057% 5/25/36 interest-only strips (c)           1,691,251
               GNMA 2003-64 XA, 0.517% 8/16/43 interest-only strips (c)                2,748,359
                                                                                     -----------

                  TOTAL GOVERNMENT AGENCY SECURITIES
                  (COST $9,509,595)                                                    4,439,610
                                                                                     -----------

PRINCIPAL
 AMOUNT/                                                                                    MARKET
  SHARES                                     DESCRIPTION                                  VALUE (b)
------------------------------------------------------------------------------------------------------
MUNICIPAL SECURITIES-0.2% OF NET ASSETS
1,000,000      Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32        $   525,550
                                                                                     -----------
                  TOTAL MUNICIPAL AGENCY SECURITIES
                  (COST $625,681)                                                        525,550
                                                                                     -----------
COMMON STOCKS-17.0% OF NET ASSETS
    8,400      3M Company........................................                        616,224
   13,800      Alliance Capital Management Holding L.P...........                        660,330
   46,462      American Capital Strategies, Ltd..................                      1,703,297
   53,700      Andrx Corporation (d).............................                        828,591
   90,400      Anthracite Capital, Inc...........................                      1,046,832
   21,500      Arthur J. Gallagher & Co..........................                        619,415
   50,200      ATI Technologies Inc. (d).........................                        699,788
   26,100      Bank of America Corporation.......................                      1,098,810
   24,400      Bois d'Arc Energy LLC (d).........................                        419,924
   11,600      Burlington Northern Santa Fe Corporation..........                        693,680
   10,700      Caterpillar, Inc..................................                        628,625
   18,000      CEMEX, S.A. de C.V................................                        941,400
   14,900      Cimarex Energy Co. (d)............................                        675,417
   68,200      Cisco Systems, Inc. (d)...........................                      1,222,144
   45,800      Consolidated Communications Illinois
                 Holdings, Inc. (d)                                                      622,880
    7,200      Cooper Cameron Corporation (d)....................                        532,296
   21,800      Cree, Inc. (d)....................................                        545,436
   21,400      Cytec Industries Inc..............................                        928,332
    5,000      Deere & Company...................................                        306,000
   30,500      Direct General Corporation........................                        601,765
   33,000      Dollar General Corporation........................                        605,220
    2,900      Education Realty Trust, Inc.......................                         48,430
   15,200      El DuPont de Nemours and Company..................                        595,384
    6,000      EnCana Corporation (d)............................                        349,860
   14,700      ENSCO International Incorporated..................                        684,873
   31,200      Enterprise Partners Products L.P..................                        785,616
   10,700      Exxon Mobil Corporation...........................                        679,878
   15,300      Family Dollar Stores, Inc.........................                        304,011
   25,100      First Data Corporation............................                      1,004,000
   41,400      Flextronics International Ltd. (d)................                        531,990
   52,300      Fred's Inc........................................                        654,273
   13,600      Frontline Ltd.....................................                        600,032
   18,300      General Electric Company..........................                        616,161
   21,300      General Maritime Corporation......................                        784,053
   19,600      GlobalSantaFe Corporation.........................                        894,152
   35,300      Ingram Micro Inc. (d).............................                        654,462
   78,100      InPhonic, Inc. (d)................................                      1,073,875
   25,000      Intel Corporation.................................                        616,250

                                                                                            MARKET
 SHARES                                     DESCRIPTION                                    VALUE (b)
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   66,900      Iowa Telecommunications Services, Inc..............                   $ 1,125,258
   13,400      J.C. Penny Company, Inc............................                       635,428
   16,150      Kinder Morgan Energy Partners, L.P.................                       853,528
   12,500      KKR Financial Corp. (d)............................                       278,000
   57,400      Korn/Ferry International (d).......................                       940,786
   14,000      L-3 Communications Holdings, Inc...................                     1,106,980
   39,800      Limited Brands, Inc................................                       813,114
   34,000      Lincoln Electric Holdings, Inc.....................                     1,339,600
   27,300      Lloyds TSB Group plc...............................                       907,179
   22,600      Macquarie Infrastructure Company Trust.............                       637,320
   21,500      Magellan Midstream Partners, L.P...................                       736,805
   19,900      Manpower Inc.......................................                       883,361
   15,400      Marathon Oil Corporation...........................                     1,061,522
   30,300      Masco Corporation..................................                       929,604
  126,650      MCG Capital Corporation............................                     2,136,585
   48,500      Microsoft Corporation..............................                     1,247,905
   32,500      Nam Tai Electronics, Inc...........................                       826,475
   26,850      New Century Financial Corporation..................                       973,850
   42,800      New Skies Satellites Holdings Ltd..................                       900,940
   37,000      Polycom, Inc. (d)..................................                       598,290
   55,700      Regal Entertainment Group..........................                     1,116,228
   30,310      Ship Finance International Limited.................                       606,200
  116,200      Taiwan Semiconductor Manufacturing Company Ltd.....                       955,164
  152,647      Technology Investment Capital Corporation..........                     2,410,296
   38,600      Teva Pharmaceutical Industries Limited.............                     1,290,012
   43,100      The Home Depot, Inc................................                     1,643,834
   35,400      Thornburg Mortgage, Inc............................                       887,124
   23,000      Tidewater Inc......................................                     1,119,410
    8,500      Trex Company, Inc. (d).............................                       204,000
   94,750      Trustreet Properties Inc...........................                     1,482,837
   21,000      Tsakos Energy Navigation Limited...................                       756,420
   18,300      Universal Compression Holdings, Inc. (d)...........                       727,791
    8,600      Valero Energy Corporation..........................                       972,316
    5,400      Valero L.P.........................................                       307,692
   28,400      Wal-Mart Stores, Inc...............................                     1,244,488
   22,900      Washington Mutual, Inc.............................                       898,138
                                                                                     -----------
             TOTAL COMMON STOCKS
             (COST $59,531,804)                                                       62,428,186
                                                                                     -----------

                                                                                           MARKET
  SHARES                                    DESCRIPTION                                   VALUE (b)
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS-0.8% OF NET ASSETS
    1,000      Credit Genesis CLO 2005.........................                     $  1,000,000
1,000,000      Hewett's Island II (a)..........................                          990,000
    1,000      SOLOSO CDO 2005.................................                          992,706
                                                                                    ------------
                 TOTAL PREFERRED STOCKS
                 (COST $2,982,706)                                                     2,982,706
                                                                                    ------------
CORPORATE LOANS-0.3% OF NET ASSETS
1,100,000   ICO North America, 7.50% 8/15/09................                           1,100,000
                                                                                    ------------
EURODOLLAR TIME DEPOSITS-1.5% OF NET ASSETS
            State Street Bank & Trust Company Eurodollar time deposits dated
               September 30, 2005, 3.00% maturing at $5,385,449 on October 1, 2005.    5,385,000
                                                                                    ------------
                 TOTAL INVESTMENTS-136.8% OF NET ASSETS
                 (COST $520,633,121)                                                 501,409,468
                                                                                    ------------
                 OTHER ASSETS AND LIABILITIES, NET-(36.8%) OF NET ASSETS            (134,934,447)
                                                                                    ------------
                 NET ASSETS                                                         $366,475,021
                                                                                    ============

(a)  Securities  sold  within  the  terms  of  a  private  placement  memorandum,   exempt  from
     registration  under Rule 144A under the  Securities  Act of 1933,  as  amended,  and may be resold in  transactions  exempt  from  registration,  normally to  qualified  institutional buyers.  Pursuant to guidelines  adopted by the Board of Directors,  these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

(b)  See Note 2 of accompanying Notes to Financial Statements regarding valuation of securities.

(c)  The issuer is a publicly-traded  company that operates under a congressional  charter;  its securities are neither issued nor guaranteed by the U. S. government.

(d)  These securities are non-income producing.

(e)  These securities are classified as Yankee Bonds,  which are U.S. dollar  denominated  bonds issued in the United States by a foreign entity.

(f)  Trust preferred security with no stated interest rate.

                                   REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

SEPTEMBER 30, 2005 (UNAUDITED)

                                                             RMK                            RMK
                                                          ADVANTAGE       RMK HIGH       STRATEGIC
                                                         INCOME FUND    INCOME FUND     INCOME FUND
------------------------------------------------------------------------------------------------------
ASSETS
   Investments, in securities as detailed in the
     accompanying schedules at market (cost
     $580,441,476, $435,189,683, and $520,633,121
     respectively)..............................        $  563,187,316   $  420,814,826  $  501,409,468
   Cash on deposit with custodian...............                 7,427           15,314          42,603
   Dividends and interest receivable                         6,541,022        5,858,471       5,751,651
   Receivable for securities sold...............             8,014,062       11,014,345      11,126,706
   Other assets.................................                    --           13,524              --
   Debt issue costs.............................               122,329           23,484          52,254
                                                        --------------   --------------  --------------
     Total Assets...............................           577,872,156      437,739,964     518,382,682

LIABILITIES
   Demand loan payable to bank (Note 6)                    150,000,000      115,000,000     140,000,000
   Interest payable.............................               456,575          393,389       1,200,036
   Accrued expenses.............................                43,985           65,894          56,243
   Due to affiliates............................               370,164          283,347         334,459
   Payable for securities purchased.............            14,757,297        7,483,099      10,316,923
   Deferred Interest Income.....................                    --            6,346              --
                                                        --------------   --------------  --------------
     Total Liabilities..........................           165,628,021      123,232,075     151,907,661
                                                        --------------   --------------  --------------

     Net Assets.................................           412,244,135      314,507,889     366,475,021
                                                        ==============   ==============  ==============

NET ASSETS CONSIST OF
   Net unrealized appreciation (depreciation) of
     investments................................           (17,254,160)     (14,374,857)    (19,223,653)
   Common stock, $.0001 par value (1,000,000,000 shares
     authorized for each fund)..................                 2,884            2,131           2,589
   Paid-in capital..............................           413,793,376      308,709,850     372,229,477
   Undistributed net investment income (loss)                3,786,705        2,334,680       4,432,185
   Accumulated net realized gain (loss) on investments      11,915,330       17,836,085       9,034,423
                                                        --------------   --------------  --------------
     Net Assets.................................        $  412,244,135   $  314,507,889  $  366,475,021
                                                        ==============   ==============  ==============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
     Common shares outstanding..................            28,844,066       21,313,167      25,889,184
     Net asset value per share..................        $        14.29   $        14.76  $        14.16
--------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

                           REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF OPERATIONS
                                                              ------------------------------
FOR THE SIX-MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

                                                                RMK                         RMK
                                                             ADVANTAGE      RMK HIGH     STRATEGIC
                                                            INCOME FUND   INCOME FUND   INCOME FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest.................................               $  32,917,818    $  26,490,986   $  30,340,192
Dividends................................                     850,944          725,315       1,143,582
                                                        -------------    -------------   -------------
          Total Investment Income........                  33,768,762       27,216,301      31,483,774

EXPENSES
Management fees                                             1,715,674        1,394,128       1,600,468
   Accounting and Administrative fees                         395,925          321,722         369,339
   Interest expense......................                   2,030,408        2,238,460       2,601,237
   Debt issue expense....................                     318,118          139,141         166,596
   Legal fees............................                      70,263           49,097          19,451
   Audit fees............................                       8,419           16,420          15,341
   Transfer agent fees...................                      18,530           17,529          22,987
   Custodian fees........................                      14,601           15,641          15,723
   Registration fees.....................                       4,000            4,174          10,131
   Directors fees........................                      26,583           24,084          26,583
   Other.................................                      41,090           45,480          49,608
                                                        -------------    -------------   -------------
          Total Expenses............                        4,643,611        4,265,876       4,897,464
                                                        -------------    -------------   -------------
          Net Investment Income (Loss)                     29,125,151       22,950,425      26,586,310
                                                        -------------    -------------   -------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Change in unrealized appreciation (depreciation)          (13,889,021)     (12,536,542)     (4,905,215)
Net realized gain (loss) on securities                      5,360,788        2,131,059      (1,259,175)
                                                        -------------    -------------   -------------
          Increase (Decrease) in Net Assets Resulting
            From Operations..............               $  20,596,918    $  12,544,942   $ $20,421,920
                                                        =============    =============   =============


--------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

                           REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
(UNAUDITED)

                                                                         RMK ADVANTAGE INCOME FUND
                                                                        -----------------------------
                                                                        PERIOD ENDED   PERIOD ENDED
                                                                        SEPTEMBER 30,    MARCH 31,
                                                                            2005          2005(a)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................                         $   29,125,151    $ 15,787,353
Unrealized appreciation (depreciation), net...                            (13,889,021)     (3,365,139)
Net realized gain (loss) from investment transactions                       5,360,788       2,351,807
                                                                        --------------   -------------
     Increase (Decrease) in Net Assets Resulting From Operations           20,596,918      14,774,021
                                                                        --------------   -------------
Distributions to shareholders from net investment income                  (23,583,242)    (13,339,822)
                                                                        --------------   -------------
     Total Distribution to Shareholders.......                            (23,583,242)    (13,339,822)
                                                                        --------------   -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold (27,600,000 shares)                                   --     394,930,648
   Proceeds from sales of shares as a result of reinvested dividends
     (757,246 and 479,839 shares).............                             11,567,317       7,198,292
                                                                        --------------   -------------
     Increase (Decrease) in Net Assets From Share Transactions             11,567,317     402,128,940
                                                                        --------------   -------------
     Total Increase (decrease) in Net Assets..                              8,580,993     403,563,139
                                                                        ==============   =============
NET ASSETS
   Beginning of period........................                            403,663,142         100,003
                                                                        --------------   -------------
   End of period..............................                           $412,244,135    $403,663,142
                                                                        ==============   =============

-----------------------------------------------------------------------------------------------------

(a) For the period from November 8, 2004 (commencement of operations) to March 31, 2005.

See accompanying Notes to Financial Statements.

                                   REGIONS MORGAN KEEGAN FUNDS


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
(UNAUDITED)


                                                       RMK HIGH INCOME FUND         RMK STRATEGIC INCOME FUND
                                                    -------------------------   ---------------------------------
                                                    PERIOD ENDED    YEAR ENDED      PERIOD ENDED    YEAR ENDED
                                                    SEPTEMBER 30,    MARCH 31,      SEPTEMBER 30,    MARCH 31,
                                                        2005           2005            2005            2005
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS
Net investment income (loss)                     $   22,950,425   $  43,454,200   $  26,586,310   $  43,543,684
Unrealized appreciation (depreciation), net         (12,536,542)    (11,718,935)     (4,905,215)    (13,962,527)
Net realized gain (loss) from investment
   transactions...........                            2,131,059      14,869,629      (1,259,175)      8,604,501
                                                 ---------------  --------------  --------------  ---------------
     Increase (Decrease) in Net Assets
        Resulting From Operations                    12,544,942      46,604,894      20,421,920      38,185,658
                                                 ---------------  --------------  --------------  ---------------
Distributions to shareholders from net
   investment income......                          (18,954,774)    (41,663,366)    (22,988,818)    (41,437,874)
                                                 ---------------  --------------  --------------  ---------------
Distributions to shareholders from net
   realized gain on investments                              --     (12,333,973)             --              --
                                                 ---------------  --------------  --------------  ---------------
     Total Distribution to Shareholders             (18,954,774)    (53,997,339)    (22,988,818)    (41,437,874)
                                                 ---------------  --------------  --------------  ---------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold (3,150,000
     shares)..............                                   --              --              --      45,123,750
   Proceeds from sales of shares as a result
     of reinvested dividends (441,172 and
     1,308,189 shares)....                            7,186,775      21,351,697              --              --
   Proceeds from sales of shares as a result
     of reinvested dividends (600,520 and
     1,131,683 shares)....                                   --              --       9,260,423      17,362,226
                                                 ---------------  --------------  --------------  ---------------
     Increase (Decrease) in Net Assets From
        Share Transactions                            7,186,775      21,351,697       9,260,423      62,485,976
                                                 ---------------  --------------  --------------  ---------------
     Total Increase (decrease) in Net Assets            776,943      13,959,252       6,693,525      59,233,760
                                                 ===============  ==============  ==============  ===============
NET ASSETS
   Beginning of period....                          313,730,946     299,771,694     359,781,496     300,547,736
                                                 ---------------  --------------  --------------  ---------------
   End of period..........                       $  314,507,889   $ 313,730,946   $ 366,475,021   $ 359,781,496
                                                 ===============  ==============  ==============  ===============

---------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

                           REGIONS MORGAN KEEGAN FUNDS

STATEMENTS OF CASH FLOWS

FOR THE SIX-MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
                                                                 -----------------------------------------------------
                                                                  RMK ADVANTAGE       RMK HIGH           RMK STRATEGIC
                                                                   INCOME FUND       INCOME FUND          INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH --
CASH FLOWS FROM OPERATING ACTIVITIES
   NET INCREASE IN NET ASSETS FROM OPERATIONS..............     $   20,596,918    $   12,544,942        $   20,421,920
   ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS
     FROM OPERATIONS TO NET CASH USED IN OPERATING
     ACTIVITIES
     Purchase of investment securities.....................       (368,892,804)     (224,487,232)         (274,831,992)
     Proceeds from disposition of investment securities....        250,385,500       204,117,731           237,342,130
     Purchase of short-term investment securities, net.....         (1,008,255)        2,000,650             1,287,253
     Proceeds from principal payments......................         17,937,302        16,299,219            15,329,937
     Change in unrealized appreciation on securities.......         13,889,021        12,536,542             4,905,215
     Amortization/accretion of premiums/discount on
        securities.........................................         (4,954,279)       (2,206,283)           (3,419,996)
     Net realized gain on investments......................         (5,360,788)       (2,131,059)            1,259,175
     Net realized gain on principal payments...............         (1,859,988)       (1,952,429)             (762,742)
     Amortization of debt issue costs......................            318,118           139,141               166,596
     Increase (decrease) in dividends and interest
        receivable.........................................           (989,938)        1,027,775             1,248,412
     Increase (decrease) in receivables for securities
        purchased..........................................         (5,405,876)       (8,358,120)           (7,509,216)
     Increase (decrease) in payables for securities
        purchased..........................................         (2,811,672)        2,272,692             2,772,249
     Increase (decrease) in interest payable...............            424,540            43,352               693,773
     Increase (decrease) in accrued expenses...............                 37            10,789                (5,356)
     Increase (decrease) in due to affiliates..............             87,326            (8,880)                5,029
     Increase (decrease) in deferred interest income.......                 --             6,346                    --
                                                                ---------------   ---------------       ---------------
   NET CASH USED IN OPERATING ACTIVITIES                           (87,644,838)       11,855,176            (1,097,613)
                                                                ---------------   ---------------       ---------------
CASH FLOWS FROM FINANCING ACTIVITIES
     Increase in loan payable......                                100,000,000                --            15,000,000
     Cash paid for debt issue costs                                   (343,461)          (82,753)             (131,389)
     Cash distributions paid.......                                (12,015,925)      (11,767,999)          (13,728,395)
                                                                ---------------   ---------------       ---------------
   NET CASH PROVIDED BY FINANCING ACTIVITIES                        87,640,614       (11,850,752)            1,140,216
                                                                ---------------   ---------------       ---------------
NET DECREASE IN CASH...............                                     (4,224)            4,424                42,603
                                                                ===============   ===============       ===============
CASH
   Beginning balance...............                                     11,651            10,890                    --
                                                                ---------------   ---------------       ---------------
   Ending balance..................                                $     7,427    $       15,314        $       42,603
                                                                ===============   ===============       ===============

-------------------------------------------------------------------------------------------------------------------------

Supplemental disclosure of cash flow information: Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $11,567,317, $7,186,775, and $9,260,423 respectively.
Total cash paid for interest was $1,605,868, $2,195,108, and $1,891,977 respectively.

See accompanying Notes to Financial Statements.


                                   REGIONS MORGAN KEEGAN FUNDS
FINANCIAL HIGHLIGHTS
                                                                                        ------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED: (UNAUDITED)

                                     NET ASSET                    NET GAINS      TOTAL     DIVIDENDS
                                       VALUE          NET       ON SECURITIES    FROM       FROM NET     DISTRIBUTIONS
                                     BEGINNING     INVESTMENT   REALIZED AND   INVESTMENT INVESTMENT     FROM CAPITAL     TOTAL
                                     OF PERIOD      INCOME       UNREALIZED    OPERATIONS    INCOME         GAINS      DISTRIBUTION
------------------------------------------------------------------------------------------------------------------------------------
RMK ADVANTAGE INCOME FUND
Period ended September 30, 2005      $14.37         $ 1.02        $ (0.27)      $ 0.75     $ (0.83)      $      --     $ (0.83)
Period ended March 31, 2005 (a)       14.33(d)        0.57          (0.03)        0.54       (0.48)             --       (0.48)

RMK HIGH INCOME FUND
Period ended September 30, 2005       15.03           1.09          (0.46)        0.63       (0.90)             --       (0.90)
Year ended March 31, 2005             15.32           2.15           0.24         2.39       (2.07)          (0.61)      (2.68)
Period ended March 31, 2004 (b)       14.33(d)        1.11           1.09         2.20       (1.01)          (0.17)      (1.18)

RMK STRATEGIC INCOME FUND
Period ended September 30, 2005       14.23           1.04          (0.21)        0.83       (0.90)             --       (0.90)
Year ended March 31, 2005             14.31           1.76          (0.16)        1.60       (1.68)             --       (1.68)
Period ended March 31, 2004 (c)       14.33(d)        0.02          (0.02)          --          --              --          --
------------------------------------------------------------------------------------------------------------------------------------

(a) For the period from November 8, 2004 (commencement of operations) to March 31, 2005.

(b) For the period from June 24, 2003 (commencement of operations) to March 31, 2004.

(c) For the period from March 18, 2004 (commencement of operations) to March 31, 2004.

(d) Net of sales load of $0.675 on initial shares issued.

(e) Total investment  return is calculated  assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each period reported.

    Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the fund's reinvestment plan.  Total investment return is not annualized for periods of less than one year.  Brokerage  commissions are not reflected.

(f) Ratio annualized for the periods less than one year.

                                                   REGIONS MORGAN KEEGAN FUNDS
--------------------------------------------------------------------------------------------------------------------------------

           OFFERING
            COSTS      NET ASSET    TOTAL        COMMON      TOTAL     NET ASETS   RATIO OF       RATIO OF NET
          CHARGED TO    VALUE       RETURN     SHARE PRICE,  RETURN     END OF    EXPENSES TO       INCOME TO     PORTFOLIO
            PAID-IN    END OF      NET ASSET     END OF      MARKET     PERIOD    AVERAGE NET      AVERAGE NET    TURNOVER
           CAPITAL     PERIOD       VALUE(e)     PERIOD      VALUE(e)   (000'S)    ASSETS(f)        ASSETS(f)       RATE
--------------------------------------------------------------------------------------------------------------------------------
           $   --      $ 14.29       4.97%    $  16.96       14.83%    $ 412,244      2.28%         14.30%         54%

            (0.02)       14.37       3.53%       15.59        7.30%      403,663      0.94%         10.52%         57%


               --        14.76       3.75%       17.94       14.87%      314,508      2.72%         14.64%         53%
               --        15.03      15.46%       16.50       16.49%      313,731      2.12%         14.08%         73%

            (0.03)       15.32      15.50%       16.67       20.06%      299,772      1.11%         10.15%         76%

               --        14.16       5.46%       17.00       14.46%      366,475      2.70%         14.67%         52%
               --        14.23      10.87%       15.74        9.68%      359,781      1.70%         12.47%         69%

            (0.02)       14.31      (0.14)%      16.00        6.67%      300,547      0.87%          3.87%          0%
--------------------------------------------------------------------------------------------------------------------------------

1    ORGANIZATION

RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. (individually referred to as the "Fund," or collectively as the "Funds") were organized as separate Maryland corporations on September 7, 2004, April 16, 2003 and January 16, 2004, respectively. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, closed-end management investment companies, each with its own investment objective.

Each Fund is authorized to issue 1,000,000,000 shares of capital stock with a par value of $0.0001. The Funds' Boards are authorized to classify and reclassify any unissued shares of capital stock from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or terms and conditions of redemption of such shares by the Funds. The common shares have no preemptive, conversion, exchange or redemption rights. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares, when issued, will be fully paid and non-assessable. Common stockholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative. The Funds have no present intentions of offering additional shares, except as described in the Dividend Reinvestment Plan.

2    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the accounting principles generally accepted in the United States of America.

INVESTMENT VALUATIONS--Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities for which no sales were reported for that day are valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term debt securities having a maturity of sixty days or less from the valuation date may be valued at amortized cost, which approximates market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Valuation Committee using procedures established by and under the direction of the Board of Directors. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

EXPENSES--Expenses directly attributable to a Fund are charged directly to that Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Each Fund pays dividends to its stockholders from the Fund's net investment income. Income dividends for the Funds are declared and paid monthly. Each Fund also distributes all of its net realized capital gains, if any, on an annual basis. All common shares have equal dividend rights. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from Accounting Principles Generally Accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, net operating gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

REPURCHASE AGREEMENTS--The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). The Funds may invest in repurchase agreements with institutions that are deemed by Morgan Asset Management, Inc., the Adviser, to be of good standing and creditworthy pursuant to the guidelines established by the Directors. A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which is at all times at least equal to the principal amount of the repurchase transaction, including accrued interest. In the event of counterparty default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. However, there could be potential losses to the Funds in the event of default or bankruptcy by the counterparty to the agreement and the Funds are delayed or prevented from exercising their rights to dispose of the collateral, including the risk of possible decline in the value of the collateral during the period while the Funds seek to assert their rights.

OPTION WRITING--When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

                           REGIONS MORGAN KEEGAN FUNDS

Transactions in options written during the period ended September 30, 2005 were as follows:

                                          RMK ADVANTAGE               RMK HIGH INCOME             RMK STRATEGIC
                                           INCOME FUND                     FUND                     INCOME FUND
                                     -----------------------     -----------------------     -------------------------
                                     NUMBER OF      PREMIUMS     NUMBER OF      PREMIUMS     NUMBER OF       PREMIUMS
                                     CONTRACTS      RECEIVED     CONTRACTS      RECEIVED     CONTRACTS       RECEIVED
                                     ---------      --------     ---------      --------     ---------       --------
Options outstanding at
   March 31, 2005                           --      $     --            --      $     --            --      $      --

Options written.......                  14,302       144,245         2,667       141,650         3,410        209,753

Options expired.......                 (13,082)      (52,275)       (1,409)      (52,203)       (1,631)       (45,487)

Options exercised                       (1,220)      (91,970)       (1,258)      (89,447)       (1,779)      (164,266)
                                       --------     ---------       -------     ---------       -------     ----------
Options outstanding at
   September 30, 2005                      --       $     --            --      $     --            --      $      --
                                       --------     ---------       -------     ---------       -------     ----------

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

CASH AND CASH EQUIVALENTS--All highly liquid investments with maturities of three months or less when purchased are considered to be cash equivalents.

3    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The Funds have entered into Investment Advisory Agreements with Morgan Asset Management, Inc. (the "Adviser"), a wholly owned subsidiary of MK Holding, Inc., which is a wholly owned subsidiary of Regions Financial Corporation ("Regions"). Under the terms of the agreements, the Funds are charged an annual management fee of 0.65% based on a percentage of each Fund's average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage.

                           REGIONS MORGAN KEEGAN FUNDS

ACCOUNTING AND ADMINISTRATIVE SERVICES--The Funds have entered into Accounting and Administrative Services Agreements with Morgan Keegan & Company, Inc. ("Morgan Keegan"), a wholly owned subsidiary of Regions. Under the terms of the agreements, Morgan Keegan provides portfolio accounting services and certain administrative personnel and services to the Funds for an annual fee of 0.15% based on a percentage of each Fund's average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage. Morgan Keegan also provides an employee to serve as the Funds' Chief Compliance Officer for which Morgan Keegan receives no additional compensation from the Funds.

DIRECTORS AND OFFICERS--Certain of the Officers and Directors of the Funds are also Officers and Directors of the Adviser, Morgan Keegan, and Regions. Such Officers and Directors of the Company who are "Interested Persons" as defined in the 1940 Act receive no salary or fees from the Funds.

Independent Directors receive an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board attended from each Fund. Each chairperson of the Independent Directors Committee and Audit Committee receives annual compensation of $500 from each Fund. An additional $1,500 is paid to the Independent Directors for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No Director is entitled to receive pension or retirement benefits from the Funds.

OTHER TRANSACTIONS--For the period ended September 30, 2005, Morgan Keegan earned no underwriting discounts, direct commissions, or dealer incentives on the sales and purchases of investment securities.

4    INVESTMENT TRANSACTIONS

During the period ended September 30, 2005, cost of purchases and proceeds from sales and maturities of investment securities, including long-term U.S. government securities, but excluding short-term securities, for each Fund were as follows:

                                                RMK ADVANTAGE        RMK HIGH        RMK STRATEGIC
                                                 INCOME FUND        INCOME FUND       INCOME FUND
------------------------------------------------------------------------------------------------------
Cost of Investments.......                  $   368,892,804      $ 224,487,232    $  274,831,992
Proceeds from Sales.......                      268,322,802        220,416,950       252,672,067

                           REGIONS MORGAN KEEGAN FUNDS

5    BANK LOANS

The Funds are permitted to borrow up to one-third of the value of their net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging and the Funds have collateralized bank lines of credit for this purpose. As of September 30, 2005, the Funds' borrowing arrangements were as follows:

     RMK ADVANTAGE INCOME FUND has a collateralized $160,000,000 bank line of credit, which matures in March of 2006. All of the Fund's investment securities, except for common stocks, are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of September 30, 2005, the outstanding balance on the line of credit was $150,000,000. Borrowings under this agreement bear interest at a variable rate determined by the bank's conduit program, which has historically been slightly below LIBOR. Fees of 0.13% per annum are paid on the total line of credit, regardless of usage, and of 0.23% per annum on the outstanding amount of borrowings. The average balance during the period ended September 30, 2005 was $114,285,714 or $4.01 per share, based on average shares outstanding of 28,466,576. The average interest rate during the period ended September 30, 2005 was 3.186%. The maximum amount of borrowings outstanding at any month-end during the period was $150,000,000.

     RMK HIGH INCOME FUND has a collateralized $125,000,000 bank line of credit, which matures in December of 2005. All of the Fund's investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of September 30, 2005, the outstanding balance on the line of credit was $115,000,000. Borrowings under this agreement bear interest at a fixed rate on the date of borrowing at LIBOR plus 0.75% per annum. Fees of 0.10% per annum are paid on the total line of credit, regardless of usage. The average balance during the period ended September 30, 2005 was $115,000,000 or $5.45 per share, based on average shares outstanding of 21,096,904. The average interest rate during the period ended September 30, 2005 was 3.975%. The maximum amount of borrowings outstanding at any month-end during the period was $115,000,000.

     RMK STRATEGIC INCOME FUND has a collateralized $125,000,000 bank line of credit, which matures in July of 2006. All of the Fund's investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of September 30, 2005, the outstanding balance on the line of credit was $140,000,000. Borrowings under this agreement bear interest at a fixed rate on the date of borrowing at LIBOR plus 0.60% per annum. Fees of 0.10% per annum are paid on the total line of credit, regardless of usage. The average balance during the period ended September 30, 2005 was $129,285,714 or $5.05 per share, based on average shares outstanding of 25,592,570. The average interest rate during the period ended September 30, 2005 was 3.866%. The maximum amount of borrowings outstanding at any month-end during the period was $140,000,000.

6    FEDERAL TAX INFORMATION

Each Fund is treated as a separate entity for federal tax purposes. No provision for federal income or excise taxes is required since the Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code") and distribute substantially all their taxable net investment income and capital gains to their shareholders.

Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for gains/losses on principal payments of mortgage- and asset-backed securities, REIT adjustments, and distribution reclasses.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

For the period ended September 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

                                              RMK ADVANTAGE         RMK HIGH        RMK STRATEGIC
                                               INCOME FUND        INCOME FUND        INCOME FUND
------------------------------------------------------------------------------------------------------
Undistributed Net Investment Income.....       (1,859,988)        (1,952,429)          (762,742)
Accumulated Net Realized Gain (Loss)
  on Investments........................        1,859,988          1,952,429            762,742

POST-OCTOBER LOSSES DEFERRED--Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the period ended September 30, 2005, there were no realized losses of the Funds reflected in the accompanying financial statements which will not be recognized for federal income tax purposes until next year.

7    CONCENTRATION OF CREDIT RISK

The Funds invest primarily in debt instruments. The ability of the issuers of the securities held by the Funds to meet their obligations might be affected by economic developments in a specific industry, state, or region.

                         BOARD OF DIRECTORS AND OFFICERS

The following tables set forth information concerning the Directors and Officers of the Funds. All persons named as Directors and Officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan Fund complex overseeing a total of twenty-three portfolios. The Regions Morgan Keegan Fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc.

An asterisk (*) indicates Directors and/or Officers who are interested persons of the Funds as defined by the Investment Company Act of 1940. The Statement of Additional Information for the Funds includes additional information about the Fund's Directors and is available upon request, without charge, by calling Morgan Keegan at 800-564-2188.

INFORMATION ABOUT THE FUNDS' DIRECTORS

NAME, AGE, POSITION,
LENGTH OF SERVICE                               PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
ALLEN B. MORGAN, JR.*             Mr. Morgan has served as a Director and Vice-Chairman of Regions
Age 63, Director,                 Financial Corporation since 2001 and 2003, respectively. He has also
Since 2003 / 2004(1)              served as a Director of Morgan Asset Management, Inc. since 1993. He also has been Chairman of Morgan Keegan & Company, Inc. since 1969 and Executive Managing Director of Morgan Keegan & Company, Inc.
                                  since 1969.

J. KENNETH ALDERMAN*              Mr. Alderman has been President of Regions Morgan Keegan Trust
Age 53, Director,                 Company and Chief Executive Officer of Morgan Asset Management, Inc.
Since 2003 / 2004(1)              since 2002. He has been Executive Vice President of Regions Financial
                                  Corporation since 2000. He served Regions as Senior Vice President and Capital Management Group Director and investment adviser to the
                                  Regions Financial Corporation proprietary fund family from 1995 to
                                  2000. He is a Certified Public Accountant and a Chartered Financial
                                  Analyst.

                                                  62

                                    BOARD OF DIRECTORS AND OFFICERS

NAME, AGE, POSITION,
LENGTH OF SERVICE                               PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
JACK R. BLAIR                     Mr. Blair serves as non-executive Chairman of dj Orthopedics, Inc. in
Age 63, Director,                 Vista, CA. He also serves as a director of NuVasive, Inc. in San
Since 2005                        Diego, CA, Buckman Laboratories, Inc. and Active Implants
                                  Corporation, both located in Memphis, TN. Mr. Blair served as non-executive Chairman of SCB Computer Technology, Inc. from
                                  September 2000 until March 2004 when the company was acquired by
                                  CIBER, Inc.

ALBERT C. JOHNSON                 Mr. Johnson has been an independent financial consultant since 1998.
Age 60, Director,                 He also has served as Director of Books-A-Million, Inc. since 2005.
Since 2005                        He was Senior Vice President and Chief Financial Officer of Dunn
                                  Investment Company (construction) from 1994 to 1998. He was also with
                                  Arthur Andersen LLP from 1965 to 1994, retiring as the Managing
                                  Partner of the firm's Birmingham Office.

WILLIAM JEFFERIES MANN            Mr. Mann has been Chairman and President of Mann Investments, Inc.
Age 72, Director,                 (real estate investments/private investing) since 1985.
Since 2003 / 2004(1)

JAMES STILLMAN R. MCFADDEN        Mr. McFadden has been Chief Manager of McFadden Communications, LLC
Age 48, Director,                 (commercial printing) since 2002 and President and Director of 1703,
Since 2003 / 2004(1)              Inc. (restaurant management) since 1998. He also has served as a
                                  Director for several private companies since 1997.

                                                  63

                                    BOARD OF DIRECTORS AND OFFICERS

NAME, AGE, POSITION,
LENGTH OF SERVICE                               PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
W. RANDALL PITTMAN                Mr. Pittman has been Chief Financial Officer of Emageon Inc.
Age 52, Director,                 (healthcare information systems) since 2002. From 1999 to 2002, he
Since 2003 / 2004(1)              was Chief Financial Officer of BioCryst Pharmaceuticals, Inc.
                                  (biotechnology). From 1998 to 1999, he was Chief Financial Officer of
                                  ScandiPharm, Inc. (pharmaceuticals). From 1995 to 1998, he served as
                                  Senior Vice President - Finance of CaremarkRx (pharmacy benefit management). From 1983 to 1995, he held various positions with
                                  AmSouth Bancorporation (bank holding company), including Executive
                                  Vice President and Controller. He is a Certified Public Accountant,
                                  and was with the accounting firm of Ernst & Young, LLP from 1976 to
                                  1983.

MARY S. STONE                     Ms. Stone has held the Hugh Culverhouse Endowed Chair of Accountancy
Age 55, Director,                 at the University of Alabama, Culverhouse School of Accountancy since
Since 2003 / 2004(1)              1981. She is also a member of Financial Accounting Standards Advisory
                                  Council, AICPA, Accounting Standards Executive Committee and AACSB
                                  International Accounting Accreditation Committee.

ARCHIE W. WILLIS III              Mr. Willis has been President of Community Capital (financial
Age 48, Director,                 advisory and real estate development consulting) since 1999 and Vice
Since 2003 / 2004(1)              President of Community Realty Company (real estate brokerage) since
                                  1999. He was a First Vice President of Morgan Keegan & Company, Inc.
                                  from 1991 to 1999. He also has served as a Director of Memphis
                                  Telecom, LLC since 2001.
------------------------------------------------------------------------------------------------------

1    RMK HIGH INCOME FUND, RMK STRATEGIC INCOME FUND AND RMK ADVANTAGE INCOME FUND COMMENCED INVESTMENT
     OPERATIONS ON JUNE 24, 2003, MARCH 18, 2004 AND NOVEMBER 8, 2004, RESPECTIVELY.

THE ADDRESS OF EACH DIRECTOR IS C/O THE FUND, FIFTY NORTH FRONT STREET, 21ST FLOOR, MEMPHIS, TN 38103.

                                                  64

                                    BOARD OF DIRECTORS AND OFFICERS

INFORMATION ABOUT THE FUNDS' OFFICERS

NAME, AGE, POSITION,
LENGTH OF SERVICE                               PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
CARTER E. ANTHONY*                From 2002 to present, Mr. Anthony has served as President and Chief
Age 61, President,                Investment Officer of Morgan Asset Management, Inc. From 2000 to
Since 2003 / 2004(1)              2002, he served as Executive Vice President and Director of Capital
                                  Management Group, Regions Financial Corporation. From 1989 to 2000,
                                  Mr. Anthony was Vice President-Trust Investments, National Bank of
                                  Commerce.

THOMAS R. GAMBLE*                 Mr. Gamble has been an executive at Regions Financial Corporation
Age 63, Vice-President,           since 1981. He was a Corporate IRA Manager from 2000 to 2001 and a
Since 2003 / 2004(1)              Senior Vice President and Manager of Employee Benefits at the
                                  Birmingham Trust Department of Regions Bank from 1981 to 2000.

JOSEPH C. WELLER*                 Mr. Weller has been Executive Vice President and Chief Financial
Age 66, Treasurer,                Officer of Morgan Keegan & Company, Inc. since 1969, Treasurer and
Since 2003 / 2004(1)              Secretary of Morgan Keegan & Company, Inc. since 1969 and Executive
                                  Managing Director of Morgan Keegan & Company, Inc. since 1969. He also has served as a Director of Morgan Asset Management, Inc. since
                                  1993.

CHARLES D. MAXWELL*               Mr. Maxwell has been a Managing Director of Morgan Keegan & Company,
Age 51, Secretary and Assistant   Inc. since 1998 and Assistant Treasurer and Assistant Secretary of
Treasurer,                        Morgan Keegan & Company, Inc. since 1994. He has been Secretary and
Since 2003 / 2004(1)              Treasurer of Morgan Asset Management, Inc. since 1993. He was Senior
                                  Vice President of Morgan Keegan & Company, Inc. from 1995 to 1997.
                                  Mr. Maxwell was also with the accounting firm of Ernst & Young, LLP from 1976 to 1986 and served as a Senior Manager from 1984 to 1986.

                                                  65

                                    BOARD OF DIRECTORS AND OFFICERS

NAME, AGE, POSITION,
LENGTH OF SERVICE                               PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
J. THOMPSON WELLER, SR.* Age 40,  Mr. Weller has been a Managing Director and Controller of Morgan
Assistant Secretary,              Keegan & Company, Inc. since October 2001. He was Senior Vice
Since 2003 / 2004(1)              President and Controller of Morgan Keegan & Company, Inc. from
                                  October 1998 to October 2001, Controller and First Vice President
                                  from February 1997 to October 1998, Controller and Vice President
                                  from 1995 to February 1997 and Assistant Controller from 1992 to
                                  1995.

DAVID M. GEORGE*                  Mr. George has been the Chief Compliance Officer of Morgan Asset
Age 53, Chief Compliance          Management, Inc. and a Senior Vice President of Morgan Keegan &
Officer,                          Company, Inc. since August 2004. He was an Assistant Director of
Since 2004                        Compliance and Senior Vice President of Morgan Keegan & Company, Inc.
                                  from April 2002 to August 2004. He was a Branch Manager and First
                                  Vice President of Morgan Keegan & Company, Inc. from April 2001 to
                                  April 2002. He was a Branch Administrative Officer of the Private
                                  Client Group and First Vice President of Morgan Keegan & Company,
                                  Inc. from July 1999 to April 2001. He was a Compliance Administrator
                                  and Vice President of Morgan Keegan & Company, Inc. from August 1995 to July 1999.
------------------------------------------------------------------------------------------------------

1    RMK HIGH INCOME FUND, RMK STRATEGIC INCOME FUND AND RMK ADVANTAGE INCOME FUND COMMENCED INVESTMENT
     OPERATIONS ON JUNE 24, 2003, MARCH 18, 2004 AND NOVEMBER 8, 2004, RESPECTIVELY.

OFFICERS OF THE FUNDS ARE ELECTED AND APPOINTED BY THE BOARD OF DIRECTORS AND HOLD OFFICE UNTIL THEY
RESIGN, ARE REMOVED, OR ARE OTHERWISE DISQUALIFIED TO SERVE.

JOSEPH C. WELLER IS THE FATHER OF J. THOMPSON WELLER. THE ADDRESS OF MESSRS. MAXWELL, WELLER, WELLER,
AND GEORGE IS FIFTY NORTH FRONT STREET, MEMPHIS, TENNESSEE 38103. THE ADDRESS OF MESSRS. ANTHONY AND
GAMBLE IS 417 NORTH 20TH STREET, 15TH FLOOR, BIRMINGHAM, ALABAMA 35203.

                                                  66

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           DIVIDEND REINVESTMENT PLAN

The Funds offer a dividend reinvestment plan (the "Plan") pursuant to which shareholders, unless they elect otherwise, automatically have dividends and capital gains distributions reinvested in common shares of the fund by EquiServe Trust Company, N.A. and EquiServe, Inc. (together, the "Plan Agent"). Shareholders who elect not to participate in the Plan receive all distributions in cash paid by wire or check mailed directly to the recordholder by the Plan Agent.

HOW THE PLAN WORKS

After the funds declare a dividend or determine to make a capital gain distribution, the Plan Agent will acquire shares for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of newly-issued shares of the fund or (ii) by open-market purchases as follows:

o If, on the payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in newly-issued shares on behalf of the participants. The number of newly-issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. Because common shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

o If, on the payment date, the NAV is greater than the market value per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases, which may be made on the NYSE, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. It is possible that the market price for the shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share the Plan Agent pays may exceed the market price thereof on the payment date. If the market price per share increases so that it equals or exceeds the NAV per share (minus estimated brokerage commissions), the Plan Agent will cease its purchases. Otherwise, the Plan Agent will use all distributions received in cash to purchase shares in the open market on or shortly after the payment date, but in no event more than thirty (30) days after the payment date, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of the federal securities laws. If the Plan Agent is unable to invest the full amount through open-market purchases during the purchase period, the Plan Agent will request that, with respect to the uninvested portion of such amount, the fund issue new shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the NAV per share (minus estimated brokerage commissions) equals or is less than the market price per share.

COSTS OF THE PLAN

The Plan Agent's fees for the handling of the reinvestment of dividends and other distributions will be paid by the fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends and other distributions. If a participant elects to have the Plan Agent sell part or all of his or her shares and remit the proceeds, the participant will be subject to a $15.00 service fee and a $0.12 per share sold processing fee (which includes applicable brokerage commissions the Plan Agent is required to pay). The participant will not be charged any other fees for this service. However, the fund reserves the right to amend the Plan to include a service fee payable by the participant.

TAX IMPLICATIONS

The automatic reinvestment of dividends or distributions does not relieve participants of any taxes which may be payable on such dividends or distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to the tax consequences of participation in the Plan, participants should consult with their own tax advisors.

RIGHT TO WITHDRAW

Participants may withdraw from the Plan by calling the Plan Agent at 800-426-5523, writing to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or completing and returning the transaction form attached to each Plan statement. The withdrawal will be effective immediately if the participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Otherwise, the withdrawal will be effective the first trading day after the payment date for the dividend or distribution with respect to any subsequent dividend or distribution.

                            SUPPLEMENTAL INFORMATION

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
                                                  ------------------------------

At a Board meeting for RMK Advantage Income Fund Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc., (each, a "Fund" and collectively, the "Funds") in August 2005, the Board of Directors of each Fund ("Board") approved the renewal of the investment advisory agreement ("Agreement") between each Fund and Morgan Asset Management, Inc. (the "Adviser"). In this connection, each Board considered factors it deemed relevant with respect to each Fund, including: (1) the services provided to the Fund by the Adviser, including the Adviser's investment process, personnel and operations; (2) the performance of the Fund as compared to an appropriate benchmark and/or peer group; and (3) the Fund's investment advisory fee, including other benefits to the Adviser and its affiliates and the Adviser's costs. In this connection, in addition to information reported to the Board over the course of the year, the Adviser provided the Board with information addressing key factors that the Board customarily considers in evaluating the approval of investment advisory agreements. The Independent Directors were assisted by independent legal counsel during their deliberations.

The Board noted the extensive responsibilities that the Adviser has as investment adviser to the Funds, including that the Adviser is responsible for making investment decisions on behalf of the Funds and placing all orders for the purchase and sale of investments for the Funds with brokers or dealers. The Board also reviewed information regarding the Adviser's investment process and the qualifications and experience of the portfolio management team for the Funds.

The Board reviewed the performance of each Fund relative to its benchmark and peer group. In this connection, the Board noted that the performance of the Funds had exceeded the performance of the Funds' primary benchmarks and selected peer groups over their limited histories.

The Board examined the fees paid by each Fund in light of fees paid by other funds managed by the Adviser and fees charged to comparable funds by other investment advisers. As part of its evaluation of the Adviser's compensation, the Board also considered other benefits that may be realized by the Adviser from its relationship with each Fund. In this regard, the Board considered the Adviser's procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers.

                            SUPPLEMENTAL INFORMATION

Further, the Board reviewed the profitability of the Adviser, including the costs incurred by the Adviser associated with its research and investment processes, personnel, systems and equipment necessary to perform its functions.

Based on these considerations, among others, the Board concluded, with respect to each Fund, that: (1) the Fund was likely to continue to benefit from the nature, quality and extent of the Adviser's services and its investment process; and (2) the Adviser continues to have the resources to provide the services and to carry out its responsibilities under the Agreement. The Board also concluded that the Adviser's compensation is fair and reasonable with respect to each Fund and that the performance of each Fund has been favorable under the Adviser's management in relation to the performance of their peer groups and benchmarks. Based on the foregoing, the Board, including all of the Independent Directors, approved renewal of the Agreements with respect to the Funds.

BOARD ACTIONS ON INVESTMENT
POLICIES
                                                  ------------------------------

At a Board meeting in November 2005, the Board approved the following definitions of investment grade and below investment grade securities with respect to each Fund:

o Investment grade securities are those securities rated Baa3 or higher by Moody's, BBB- or higher S&P, BBB- or higher by Fitch Ratings, comparably rated by another NRSRO or not rated by any NRSRO but determined by the Adviser to be of comparable quality.

o Below investment grade securities are those securities rated Ba1 or lower by Moody's, BB+ or lower by S&P, BB+ or lower by Fitch Ratings, comparably rated by another NRSRO or not rated by any NRSRO but determined by the Adviser to be of comparable quality.

                            SUPPLEMENTAL INFORMATION

ANNUAL MEETINGS OF STOCKHOLDERS

At the annual meetings of stockholders of RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. held on Friday, July 15, 2005, stockholders of each Fund elected W. Randall Pittman, Mary S. Stone and Allen B. Morgan, Jr. to continue to serve as Class II Directors of the Funds until the annual meeting of stockholders in 2008, or until their successors are elected and qualified.

The results of the tabulation of the votes cast at the annual meetings of stockholders are as follows:

RMK ADVANTAGE INCOME FUND

NOMINEES:                                             FOR             WITHHELD
--------------------------------------------------------------------------------
W. Randall Pittman.......................          27,516,429         231,523
Mary S. Stone............................          27,521,907         226,045
Allen B. Morgan, Jr......................          27,677,189          70,763

RMK HIGH INCOME FUND

NOMINEES:                                             FOR             WITHHELD
--------------------------------------------------------------------------------
W. Randall Pittman.......................         20,346,066          56,991
Mary S. Stone............................         20,340,559          62,498
Allen B. Morgan, Jr......................         20,336,938          66,119

RMK STRATEGIC INCOME FUND

NOMINEES:                                             FOR             WITHHELD
--------------------------------------------------------------------------------
W. Randall Pittman.......................         23,170,385          65,139
Mary S. Stone............................         23,175,481          60,043
Allen B. Morgan, Jr......................         23,183,560          51,964

                            SUPPLEMENTAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES AND RECORD OF VOTING ACTIVITY
                                                  ------------------------------

The Funds vote proxies related to their portfolios' securities according to a set of policies and procedures approved by the Funds' board. A description of the policies and procedures may be obtained, without charge, by calling 800-564-2188 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each Fund during the most recent twelve month period ended June 30 by visiting the Funds' website at www.rmkfunds.com.

QUARTERLY REPORTS ON PORTFOLIO HOLDINGS
                                                  ------------------------------

The Funds file a Form N-Q with the SEC no more than sixty days after the close of the Fund's first and third quarters of their fiscal year. Form N-Q includes a schedule of each Fund's portfolio holdings as of the end of those fiscal quarters. The Funds' Form N-Q filings may be found on the SEC's website at www.sec.gov. The Funds' N-Q filings may also be reviewed and copies at the SEC's Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room.

FEDERAL TAX INFORMATION (UNAUDITED)

Of the ordinary income distributions paid during the calendar year ended December 31, 2004, 0.9%, 0% and 0% was attributable to Federal tax obligations for RMK Advantage Income Fund, RMK High Income Fund and RMK Strategic Income Fund, respectively. In calculating the percentages, Fund expenses were allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Please consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

                                 SUPPLEMENTAL INFORMATION
INVESTMENT ADVISER                          ADMINISTRATOR
Morgan Asset Management, Inc.               Morgan Keegan & Company, Inc.
417 North 20th Street, 15th Floor           Morgan Keegan Tower
Birmingham, AL 35203                        50 North Front Street
                                            Memphis, TN 38103

CUSTODIAN                                   LEGAL COUNSEL
State Street Bank & Trust Company           Kirkpatrick & Lockhart Nicholson Graham LLP
108 Myrtle Street                           1800 Massachusetts Avenue, N.W.
Quincy, MA 02171                            Washington, D.C. 20036

                                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TRANSFER AGENT                              PricewaterhouseCoopers LLP
Computershare Investor Services             Morgan Keegan Tower
P. O. Box 43010                             50 North Front Street, Suite 1000
Providence, RI 02940-3011                   Memphis, TN 38103

-----------------------------------------------------------------------------------------

THIS REPORT IS FOR SHAREHOLDER INFORMATION. THIS IS NOT A PROSPECTUS INTENDED FOR USE IN
THE PURCHASE OR SALE OF FUND SHARES. STATEMENTS AND OTHER INFORMATION CONTAINED IN THIS
REPORT ARE AS DATED AND ARE SUBJECT TO CHANGE.

                                            73

                       REGIONS MORGAN KEEGAN FUND COMPLEX

The Regions Morgan Keegan Fund complex offers mutual funds with a broad variety of investment objectives to meet the financial needs of all types of investors. With more than $5.9 billion in assets, the Fund complex includes five equity funds, one balanced fund, five bond funds, one tax-exempt bond fund, two money market funds and three closed-end funds. You may see an overview of each Fund by visiting the Funds' website at www.rmkfunds.com. You may also download each Fund's most recent marketing flyer, prospectus, and annual and semi-annual reports to shareholders.

REGIONS MORGAN KEEGAN SELECT FAMILY OF FUNDS

o    EQUITY FUNDS
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select Mid Cap Growth Fund
     Regions Morgan Keegan Select Growth Fund
     Regions Morgan Keegan Select LEADER Growth & Income Fund
     Regions Morgan Keegan Select Mid Cap Value Fund
     Regions Morgan Keegan Select Value Fund

o    BALANCED FUND
--------------------------------------------------------------------------------
       Regions Morgan Keegan Select Balanced Fund

o    BOND FUNDS
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select High Income Fund*
     Regions Morgan Keegan Select Intermediate Bond Fund*
     Regions Morgan Keegan Select Fixed Income Fund
     Regions Morgan Keegan Select Limited Maturity Government Fund
     Regions Morgan Keegan Select Short Term Bond Fund*

o    TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

o    MONEY MARKET FUNDS
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select Treasury Money Market Fund
     Regions Morgan Keegan Select LEADER Money Market Fund

REGIONS MORGAN KEEGAN CLOSED-END FUNDS
--------------------------------------------------------------------------------

o    RMK Advantage Income Fund, Inc. (NYSE: RMA)*
o    RMK High Income Fund, Inc. (NYSE: RMH)*
o    RMK Strategic Income Fund, Inc. (NYSE: RSF)*

--------------------------------------------------------------------------------

*    Bond funds managed by James C. Kelsoe, Jr., CFA

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

ITEM 6. SCHEDULE OF INVESTMENTS.

This schedule is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END INVESTMENT COMPANIES.

Form N-CSR disclosure requirements not applicable to filing for period covered by this report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No reportable purchases for the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")), the President and Treasurer of the registrant have concluded that such disclosure controls and procedures provide reasonable assurances that information required to be disclosed by the registrant is accumulated and communicated to the registrant's officers to allow timely decisions regarding required disclosure.

         (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a) Form N-CSR disclosure requirement not applicable to filing for period covered by this report.

         (b) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RMK Advantage Income Fund, Inc.
             ----------------------------------------------------

By (Signature and Title) /s/ Carter E. Anthony
                        -----------------------------------------
                             Carter E. Anthony, President

Date  December 7, 2005
      -----------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Carter E. Anthony
                        -----------------------------------------
                             Carter E. Anthony, President

Date  December 7, 2005
      -----------------------------------------------------------


By (Signature and Title) /s/ Joseph C. Weller
                         ----------------------------------------
                             Joseph C. Weller, Treasurer

Date  December 7, 2005
      -----------------------------------------------------------